UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06719

STERLING CAPITAL FUNDS

(Exact name of Registrant as Specified in Charter)

434 Fayetteville St., Suite 500

Raleigh, NC 27601

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

(Name and Address of Agent for Service)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, NC 27601

 Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Sterling Capital Behavioral Large Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BBTGX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$37,249,125
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$84,248
  Portfolio Turnover43%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBTGX

Sterling Capital Behavioral Large Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCVCX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$37,249,125
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$84,248
  Portfolio Turnover43%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%

Asset Weighting (as a % of Total Investments)

Common Stocks 99.9%
Money Market Funds 0.1%
Common Stocks 99.9%
Money Market Funds 0.1%

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BCVCX

Sterling Capital Behavioral Large Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBISX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$37,249,125
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$84,248
  Portfolio Turnover43%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$41	0.80%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBISX

Sterling Capital Behavioral Large Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRAX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$37,249,125
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$84,248
  Portfolio Turnover43%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRAX

Sterling Capital Behavioral Small Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SPSAX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$91,269,875
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$288,091
  Portfolio Turnover44%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.07%

Asset Weighting (as a % of Total Investments)

Common Stocks 98.7%
Money Market Funds 1.3%
Common Stocks 98.7%
Money Market Funds 1.3%

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SPSAX

Sterling Capital Behavioral Small Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SPSDX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$91,269,875
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$288,091
  Portfolio Turnover44%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.82%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SPSDX

Sterling Capital Behavioral Small Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRBX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$91,269,875
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$288,091
  Portfolio Turnover44%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.75%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRBX

Sterling Capital Behavioral Small Cap Value Equity Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SPSCX)

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$91,269,875
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$288,091
  Portfolio Turnover44%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$39	0.82%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SPSCX

Sterling Capital Equity Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BAEIX)

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,425,079,893
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$4,473,418
  Portfolio Turnover27%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.08%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BAEIX

Sterling Capital Equity Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCEGX)

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,425,079,893
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$4,473,418
  Portfolio Turnover27%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.83%

Asset Weighting (as a % of Total Investments)

Common Stocks 96.7%
Money Market Funds 3.3%
Common Stocks 96.7%
Money Market Funds 3.3%

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BCEGX

Sterling Capital Equity Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STREX)

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,425,079,893
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$4,473,418
  Portfolio Turnover27%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.72%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STREX

Sterling Capital Equity Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BEGIX)

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,425,079,893
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$4,473,418
  Portfolio Turnover27%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$41	0.83%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BEGIX

Sterling Capital Intermediate U.S. Government Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BGVAX)

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,692,434
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$11,728
  Portfolio Turnover16%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BGVAX

Sterling Capital Intermediate U.S. Government Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BIUCX)

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,692,434
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$11,728
  Portfolio Turnover16%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BIUCX

Sterling Capital Intermediate U.S. Government Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBGVX)

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,692,434
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$11,728
  Portfolio Turnover16%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$27	0.54%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBGVX

Sterling Capital Long Duration Corporate Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCCMX)

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$46,977,330
  Number of Portfolio Holdings360
  Advisory Fee (net of waivers)$11,467
  Portfolio Turnover26%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCCMX

Sterling Capital Long Duration Corporate Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCCNX)

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$46,977,330
  Number of Portfolio Holdings360
  Advisory Fee (net of waivers)$11,467
  Portfolio Turnover26%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.45%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCCNX

Sterling Capital Long Duration Corporate Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRFX)

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$46,977,330
  Number of Portfolio Holdings360
  Advisory Fee (net of waivers)$11,467
  Portfolio Turnover26%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.37%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRFX

Sterling Capital Long Duration Corporate Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCCPX)

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$46,977,330
  Number of Portfolio Holdings360
  Advisory Fee (net of waivers)$11,467
  Portfolio Turnover26%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.46%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCCPX

Sterling Capital Mid Cap Relative Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STRLX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$32,237,199
  Number of Portfolio Holdings48
  Advisory Fee $114,463
  Portfolio Turnover6%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRLX

Sterling Capital Mid Cap Relative Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STRNX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$32,237,199
  Number of Portfolio Holdings48
  Advisory Fee $114,463
  Portfolio Turnover6%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.88%

Asset Weighting (as a % of Total Investments)

Common Stocks 98.8%
Money Market Funds 1.2%
Common Stocks 98.8%
Money Market Funds 1.2%

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRNX

Sterling Capital Mid Cap Relative Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STRGX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$32,237,199
  Number of Portfolio Holdings48
  Advisory Fee $114,463
  Portfolio Turnover6%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.89%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRGX

Sterling Capital Mid Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (OVEAX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,594,299
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$120,042
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-OVEAX

Sterling Capital Mid Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (OVECX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,594,299
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$120,042
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.97%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-OVECX

Sterling Capital Mid Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRMX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,594,299
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$120,042
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.88%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRMX

Sterling Capital Mid Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OVEIX)

This semi-annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,594,299
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$120,042
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$48	0.97%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-OVEIX

Sterling Capital North Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BNCAX)

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$123,804,237
  Number of Portfolio Holdings80
  Advisory Fee $220,342
  Portfolio Turnover14%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%

Asset Weighting (as a % of Total Investments)

Money Market Funds 0.8%
Municipal Bonds 99.2%
Money Market Funds 0.8%
Municipal Bonds 99.2%

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BNCAX

Sterling Capital North Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBNCX)

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$123,804,237
  Number of Portfolio Holdings80
  Advisory Fee $220,342
  Portfolio Turnover14%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.57%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBNCX

Sterling Capital North Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBNTX)

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$123,804,237
  Number of Portfolio Holdings80
  Advisory Fee $220,342
  Portfolio Turnover14%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$28	0.57%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBNTX

Sterling Capital Quality Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCSSX)

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$152,298,643
  Number of Portfolio Holdings236
  Advisory Fee (net of waivers)$220,393
  Portfolio Turnover28%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCSSX

Sterling Capital Quality Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCSTX)

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$152,298,643
  Number of Portfolio Holdings236
  Advisory Fee (net of waivers)$220,393
  Portfolio Turnover28%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCSTX

Sterling Capital Quality Income Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCSPX)

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$152,298,643
  Number of Portfolio Holdings236
  Advisory Fee (net of waivers)$220,393
  Portfolio Turnover28%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$25	0.50%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCSPX

Sterling Capital Real Estate Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STMMX)

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$69,523,875
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$205,774
  Portfolio Turnover7%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.12%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STMMX

Sterling Capital Real Estate Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STMOX)

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$69,523,875
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$205,774
  Portfolio Turnover7%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.87%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STMOX

Sterling Capital Real Estate Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCREX)

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$69,523,875
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$205,774
  Portfolio Turnover7%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.77%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCREX

Sterling Capital Real Estate Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STMDX)

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$69,523,875
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$205,774
  Portfolio Turnover7%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$42	0.87%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STMDX

Sterling Capital Short Duration Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BSGAX)

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,590,319
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$36,832
  Portfolio Turnover32%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BSGAX

Sterling Capital Short Duration Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBSCX)

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,590,319
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$36,832
  Portfolio Turnover32%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBSCX

Sterling Capital Short Duration Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SHTRX)

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,590,319
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$36,832
  Portfolio Turnover32%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SHTRX

Sterling Capital Short Duration Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBSGX)

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,590,319
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$36,832
  Portfolio Turnover32%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$27	0.54%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BBSGX

Sterling Capital Small Cap Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STSNX)

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$156,119,912
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$684,806
  Portfolio Turnover2%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.30%

Asset Weighting (as a % of Total Investments)

Common Stocks 99.7%
Money Market Funds 0.3%
Common Stocks 99.7%
Money Market Funds 0.3%

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STSNX

Sterling Capital Small Cap Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STSOX)

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$156,119,912
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$684,806
  Portfolio Turnover2%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.04%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STSOX

Sterling Capital Small Cap Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCSIX)

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$156,119,912
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$684,806
  Portfolio Turnover2%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.92%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-SCSIX

Sterling Capital Small Cap Value Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STSCX)

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$156,119,912
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$684,806
  Portfolio Turnover2%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$50	1.05%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STSCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BASCX)

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$22,951,057
  Number of Portfolio Holdings32
  Advisory Fee $45,875
  Portfolio Turnover5%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Asset Weighting (as a % of Total Investments)

Money Market Funds 7.0%
Municipal Bonds 93.0%
Money Market Funds 7.0%
Municipal Bonds 93.0%

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BASCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BSCCX)

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$22,951,057
  Number of Portfolio Holdings32
  Advisory Fee $45,875
  Portfolio Turnover5%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BSCCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BSCIX)

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$22,951,057
  Number of Portfolio Holdings32
  Advisory Fee $45,875
  Portfolio Turnover5%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$32	0.64%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BSCIX

Sterling Capital Special Opportunities Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BOPAX)

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$372,647,148
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,342,659
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%

Asset Weighting (as a % of Total Investments)

Common Stocks 99.0%
Money Market Funds 1.0%
Common Stocks 99.0%
Money Market Funds 1.0%

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BOPAX

Sterling Capital Special Opportunities Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BOPCX)

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$372,647,148
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,342,659
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.89%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BOPCX

Sterling Capital Special Opportunities Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRSX)

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$372,647,148
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,342,659
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRSX

Sterling Capital Special Opportunities Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BOPIX)

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$372,647,148
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,342,659
  Portfolio Turnover20%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$44	0.89%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BOPIX

Sterling Capital Total Return Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BICAX)

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,472,363,327
  Number of Portfolio Holdings356
  Advisory Fee (net of waivers)$1,360,859
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BICAX

Sterling Capital Total Return Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BICCX)

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,472,363,327
  Number of Portfolio Holdings356
  Advisory Fee (net of waivers)$1,360,859
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BICCX

Sterling Capital Total Return Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRDX)

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,472,363,327
  Number of Portfolio Holdings356
  Advisory Fee (net of waivers)$1,360,859
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-STRDX

Sterling Capital Total Return Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BIBTX)

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,472,363,327
  Number of Portfolio Holdings356
  Advisory Fee (net of waivers)$1,360,859
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.46%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BIBTX

Sterling Capital Ultra Short Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BUSRX)

This semi-annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,090,172
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$6,925
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	32.0%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.7%
Corporate Bonds	41.6%
Money Market Funds	2.2%
Municipal Bonds	0.6%
U.S. Government & Agencies	3.0%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	0.6%
Municipal Bonds	0.6%
Consumer Staples	0.9%
Communications	0.9%
Real Estate	0.9%
Technology	1.0%
Health Care	1.9%
Money Market Funds	2.2%
Utilities	2.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	3.0%
Industrials	4.8%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.9%
Financials	25.8%
Asset Backed Securities	32.2%
Liabilities in Excess of Other Assets	-0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BUSRX

Sterling Capital Ultra Short Bond Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BUSIX)

This semi-annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$27,090,172
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$6,925
  Portfolio Turnover38%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$22	0.43%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	32.0%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.7%
Corporate Bonds	41.6%
Money Market Funds	2.2%
Municipal Bonds	0.6%
U.S. Government & Agencies	3.0%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	0.6%
Municipal Bonds	0.6%
Consumer Staples	0.9%
Communications	0.9%
Real Estate	0.9%
Technology	1.0%
Health Care	1.9%
Money Market Funds	2.2%
Utilities	2.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	3.0%
Industrials	4.8%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.9%
Financials	25.8%
Asset Backed Securities	32.2%
Liabilities in Excess of Other Assets	-0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BUSIX

Sterling Capital Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BVAAX)

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,560,059
  Number of Portfolio Holdings39
  Advisory Fee $77,029
  Portfolio Turnover10%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BVAAX

Sterling Capital Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BVACX)

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,560,059
  Number of Portfolio Holdings39
  Advisory Fee $77,029
  Portfolio Turnover10%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.58%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BVACX

Sterling Capital Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BVATX)

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,560,059
  Number of Portfolio Holdings39
  Advisory Fee $77,029
  Portfolio Turnover10%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.60%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BVATX

Sterling Capital West Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BWVAX)

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$51,511,634
  Number of Portfolio Holdings44
  Advisory Fee $93,455
  Portfolio Turnover3%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BWVAX

Sterling Capital West Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BWVCX)

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$51,511,634
  Number of Portfolio Holdings44
  Advisory Fee $93,455
  Portfolio Turnover3%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.60%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-BWVCX

Sterling Capital West Virginia Intermediate Tax-Free Fund

March 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OWVAX)

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872.

KEY FUND STATISTICS (as of Period End)

  Net Assets$51,511,634
  Number of Portfolio Holdings44
  Advisory Fee $93,455
  Portfolio Turnover3%

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.60%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033125-OWVAX

Item 2.	Code of Ethics.

Not applicable – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6.	Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STERLING
CAPITAL FUNDS

2025

March 31

Semi-Annual Financial Statements & Other Information

STERLING CAPITAL FUNDS

FINANCIAL STATEMENTS

Schedules of Investments	Page 2
Statements of Assets and Liabilities	Page 42
Statements of Operations	Page 45
Statements of Changes in Net Assets	Page 48
Financial Highlights	Page 58
Notes to Financial Statements	Page 86
Other Information	Page 106

Sterling Capital Behavioral Large Cap Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.85%
	Aerospace & Defense — 1.98%
5,570	Raytheon Technologies Corp.	$737,802

	Automobiles — 1.48%
11,710	General Motors Co.	550,721

	Banks — 8.30%
1,350	Citigroup, Inc.	95,837
6,135	JPMorgan Chase & Co.	1,504,915
3,030	PNC Financial Services Group, Inc.	532,583
7,360	U.S. Bancorp	310,739
9,000	Wells Fargo & Co.	646,109
		3,090,183
	Biotechnology — 4.08%
3,860	AbbVie, Inc.	808,747
6,340	Gilead Sciences, Inc.	710,397
		1,519,144
	Broadline Retail — 0.42%
2,310	eBay, Inc.	156,456

	Building Products — 1.46%
6,790	Johnson Controls International PLC	543,947

	Capital Markets — 8.06%
900	Ameriprise Financial, Inc.	435,699
7,200	Bank of New York Mellon Corp. (The)	603,864
1,180	Goldman Sachs Group, Inc. (The)	644,622
9,600	Invesco Ltd.	145,632
4,615	Janus Henderson Group PLC	166,832
5,610	Morgan Stanley	654,520
1,780	State Street Corp.	159,363
5,050	Virtu Financial, Inc., Class A	192,506
		3,003,038
	Chemicals — 0.79%
4,330	Axalta Coating Systems Ltd.(a)	143,626
2,740	Scotts Miracle-Gro Co./The(a)	150,399
		294,025
	Communications Equipment — 2.31%
13,900	Cisco Systems, Inc.	857,769

	Construction & Engineering — 0.27%
270	EMCOR Group, Inc.	99,800

	Construction Materials — 0.76%
3,200	CRH PLC	281,504

	Consumer Finance — 2.01%
3,230	Capital One Financial Corp.	579,139
3,195	Synchrony Financial	169,143
		748,282
	Consumer Staples Distribution & Retail — 2.37%
8,460	Kroger Co. (The)	572,657
3,650	Maplebear Inc(a)	145,599
2,490	US Foods Holding Corp.(a)	162,995
		881,251
	Containers & Packaging — 1.24%
13,490	Amcor PLC	130,853
1,890	Crown Holdings, Inc.	168,701
3,230	Siligan Holdings, Inc.	165,118
		464,672
	Diversified Consumer Services — 0.61%
22,130	ADT, Inc.(a)	180,139
830	H&R Block, Inc.	45,575
		225,714
	Diversified Telecommunication Services — 3.22%
29,475	AT&T, Inc.	833,553
8,070	Verizon Communications, Inc.	366,055
		1,199,608
Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — 4.45%
5,510	American Electric Power Co., Inc.	$602,078
5,295	Duke Energy Corp.	645,831
8,880	Exelon Corp.	409,190
		1,657,099
	Electrical Equipment — 1.82%
510	Acuity Brands, Inc.	134,309
4,960	Emerson Electric Co.	543,814
		678,123
	Energy Equipment & Services — 0.57%
6,680	TechnipFMC PLC	211,689

	Financial Services — 0.54%
8,050	MGIC Investment Corp.	199,479

	Food Products — 0.75%
770	Ingredion, Inc.	104,112
3,190	Pilgrim's Pride Corp.(a)	173,887
		277,999
	Health Care Equipment & Supplies — 0.34%
550	Medtronic PLC	49,423
1,040	Solventum Corp.(a)	79,082
		128,505
	Health Care Providers & Services — 6.92%
1,965	Cencora, Inc.	546,447
1,640	Cigna Group (The)	539,560
1,740	HCA Healthcare, Inc.	601,257
884	McKesson Corp.	594,923
1,230	Tenet Healthcare Corp.(a)	165,435
700	Universal Health Services, Inc., Class B	131,530
		2,579,152
	Health Care REITs — 0.41%
3,990	Omega Healthcare Investors, Inc.	151,939

	Hotels, Restaurants & Leisure — 2.19%
1,020	Expedia, Inc.(a)	171,462
2,290	Royal Caribbean Cruises Ltd.	470,458
3,760	Travel + Leisure Co.(a)	174,050
		815,970
	Household Products — 0.88%
510	Clorox Co./The	75,098
1,785	Kimberly-Clark Corp.	253,862
		328,960
	Industrial Conglomerates — 1.56%
3,960	3M Co.	581,566

	Insurance — 3.44%
4,970	Aflac, Inc.	552,615
1,860	Allstate Corp.	385,150
1,260	Axis Capital Holdings Ltd.	126,302
980	Hanover Insurance Group, Inc. (The)	170,471
1,150	Old Republic International Corp.	45,103
		1,279,641
	It Services — 2.26%
3,390	International Business Machines Corp.	842,957

	Leisure Products — 0.44%
8,380	Mattel, Inc.(a)	162,823

	Machinery — 2.79%
1,790	Allison Transmission Holdings, Inc.	171,249
470	Cummins, Inc.	147,317
8,730	Gates Industrial Corp. PLC(a)	160,719
920	Parker-Hannifin Corp.	559,222
		1,038,507
	Media — 2.92%
1,460	Charter Communications, Inc., Class A(a)	538,054
3,960	Fox Corporation, Class B	208,732
2,940	Fox Corporation, Class A(a)	166,404
2	See accompanying notes to financial statements.

Sterling Capital Behavioral Large Cap Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Media — (continued)
970	Nexstar Media Group, Inc.	$173,843
		1,087,033
	Mortgage Real Estate Investment Trusts (REITs) — 0.41%
13,375	Rithm Capital Corp.(a)	153,144

	Multi-Utilities — 1.46%
9,730	Dominion Resources, Inc.	545,561

	Office REITs — 0.46%
5,850	Cousins Properties, Inc.	172,575

	Oil, Gas & Consumable Fuels — 7.70%
2,440	Cheniere Energy, Inc.	564,616
4,570	EOG Resources, Inc.	586,057
21,190	Kinder Morgan, Inc.	604,551
9,870	Occidental Petroleum Corp.	487,183
10,470	Williams Companies, Inc. (The)	625,687
		2,868,094
	Paper & Forest Products — 0.25%
1,010	Louisiana-Pacific Corp.	92,900

	Passenger Airlines — 0.88%
2,750	American Airlines Group, Inc.(a)	29,013
3,260	Delta Air Lines, Inc.	142,136
2,250	United Continental Holdings, Inc.(a)	155,362
		326,511
	Pharmaceuticals — 4.27%
11,270	Bristol-Myers Squibb Co.	687,357
1,365	Jazz Pharmaceuticals PLC(a)	169,465
22,250	Pfizer, Inc.	563,815
5,400	Royalty Pharma PLC, Class A(a)	168,102
		1,588,739
	Professional Services — 0.24%
670	Leidos Holdings, Inc.	90,410

	Retail REITs — 2.86%
9,260	Realty Income Corp.	537,173
3,175	Simon Property Group, Inc.	527,304
		1,064,477
	Semiconductors & Semiconductor Equipment — 1.82%
280	Broadcom, Inc.	46,880
1,660	Cirrus Logic, Inc.(a)	165,427
3,030	QUALCOMM, Inc.	465,439
		677,746
	Software — 0.45%
6,340	Gen Digital, Inc.	168,264

	Specialized REITs — 1.23%
3,150	EPR Properties	165,722
2,450	Gaming and Leisure Properties, Inc.	124,705
5,175	VICI Properties, Inc.	168,808
		459,235
	Specialty Retail — 0.45%
8,220	Gap, Inc. (The)	169,414

	Technology Hardware, Storage & Peripherals — 0.32%
4,350	HP, Inc.	120,452

	Textiles, Apparel & Luxury Goods — 1.26%
750	Ralph Lauren Corp.	165,556
2,140	Tapestry, Inc.	150,677
9,960	VF Corp.	154,579
		470,812
	Tobacco — 4.15%
10,990	Altria Group, Inc.	659,620
5,600	Philip Morris International, Inc.	888,888
		1,548,508
Shares		Fair Value
COMMON STOCKS — (continued)
	Tobacco — (continued)
	Total Common Stocks
	(Cost $31,474,566)	$37,192,200

Shares		Fair Value
MONEY MARKET FUNDS — 0.11%
42,383	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	42,383

	Total Money Market Funds
	(Cost $42,383)	42,383

Total Investments— 99.96%
(Cost $31,516,949)		37,234,583

Other Assets in Excess of Liabilities— 0.04%		14,542

NET ASSETS — 100.00%		$37,249,125

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	3

Sterling Capital Mid Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.74%
	Automobile Components — 2.60%
30,806	Gentex Corp.	$717,780

	Banks — 2.22%
5,765	Pinnacle Financial Partners, Inc.	611,321

	Broadline Retail — 1.90%
7,728	eBay, Inc.	523,417

	Building Products — 2.43%
5,135	Allegion PLC	669,912

	Chemicals — 4.22%
18,487	Corteva, Inc.	1,163,387

	Consumer Finance — 3.23%
30,324	SLM Corp.	890,616

	Consumer Staples Distribution & Retail — 3.16%
9,932	Dollar General Corp.	873,321

	Containers & Packaging — 2.09%
6,460	Crown Holdings, Inc.	576,620

	Diversified Reits — 3.88%
8,183	CBRE Group, Inc., Class A(a)	1,070,173

	Electric Utilities — 1.60%
3,810	IDACORP, Inc.	442,798

	Electronic Equipment, Instruments & Components — 2.10%
5,599	Arrow Electronics, Inc.(a)	581,345

	Entertainment — 3.67%
4,888	Take-Two Interactive Software, Inc.(a)	1,013,038

	Financial Services — 9.24%
9,448	Euronet Worldwide, Inc.(a)	1,009,518
7,214	Global Payments, Inc.	706,395
25,191	Radian Group, Inc.	833,066
		2,548,979
	Ground Transportation — 1.89%
17,694	CSX Corp.	520,734

	Health Care Providers & Services — 6.61%
12,402	Centene Corp.(a)	752,925
4,048	Humana, Inc.	1,071,101
		1,824,026
	Hotels, Restaurants & Leisure — 2.82%
3,415	Hilton Worldwide Holdings, Inc.	777,083

	Household Durables — 3.64%
4,830	Mohawk Industries, Inc.(a)	551,490
7,614	Somnigroup International, Inc.	455,926
		1,007,416
	Insurance — 7.79%
9,276	Globe Life, Inc.	1,221,834
496	Markel Corp.(a)	927,327
		2,149,161
	It Services — 1.91%
8,368	ASGN, Inc.(a)	527,351

	Life Sciences Tools & Services — 0.34%
12,330	Fortrea Holdings, Inc.(a)	93,092

	Machinery — 1.93%
6,983	Mueller Industries, Inc.	531,686

	Multi-Utilities — 6.91%
10,719	CMS Energy Corp.	805,104
27,460	Nisource, Inc.	1,100,872
		1,905,976
	Oil, Gas & Consumable Fuels — 3.83%
13,614	Devon Energy Corp.	509,164
Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
39,483	Permian Resources Corp.	$546,839
		1,056,003
	Professional Services — 12.46%
1,536	CACI International, Inc., Class A(a)	563,589
6,431	Jacobs Solutions, Inc.	777,444
5,107	Paycom Software, Inc.	1,115,777
11,768	SS&C Technologies Holdings, Inc.	982,981
		3,439,791
	Software — 1.33%
37,504	NCR Voyix Corp.(a)	365,664

	Textiles, Apparel & Luxury Goods — 2.43%
8,847	Columbia Sportswear Co.	669,629

	Trading Companies & Distributors — 2.51%
14,372	Air Lease Corp.	694,311

	Total Common Stocks
	(Cost $19,554,751)	27,244,630

Shares		Fair Value
MONEY MARKET FUNDS — 1.24%
343,305	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	343,305

	Total Money Market Funds
	(Cost $343,305)	343,305

Total Investments— 99.98%
(Cost $19,898,056)		27,587,935

Other Assets in Excess of Liabilities— 0.02%		6,364

NET ASSETS — 100.00%		$27,594,299

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

4	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.66%
	Automobile Components — 0.41%
28,190	Dana, Inc.	$375,773

	Automotive — 1.35%
70,290	American Axle & Manufacturing Holdings, Inc.(a)	286,080
4,230	Aptiv Holdings Ltd.(a)	251,685
9,220	Phinia, Inc.	391,204
12,160	Standard Motor Products, Inc.	303,149
		1,232,118
	Banking — 3.52%
7,950	Capital City Bank Group, Inc.(a)	285,882
13,980	CNB Financial Corp.	311,055
8,660	Enterprise Financial Services Corp.	465,388
9,630	First Mid-Illinois Bancshares, Inc.(a)	336,087
5,500	Great Southern Bancorp, Inc.	304,535
9,160	HomeTrust Bancshares, Inc.	314,005
22,210	Shore Bancshares, Inc.(a)	300,723
8,920	Third Coast Bancshares Inc.(a)	297,660
66,820	Valley National Bancorp	594,031
		3,209,366
	Banks — 15.12%
6,350	1st Source Corp.	379,794
11,400	Amalgamated Financial Corp.	327,750
24,040	Associated Banc-Corp.	541,621
9,524	Axos Financial, Inc.(a)	614,487
11,710	Bank of NT Butterfield & Son Ltd. (The)	455,753
6,558	Bank OZK	284,945
15,631	BankUnited, Inc.	538,332
15,053	Business First Bancshares, Inc.	366,541
13,640	Byline Bancorp, Inc.	356,822
8,050	Camden National Corp.	325,784
11,634	Cathay General Bancorp	500,611
15,673	Central Pacific Financial Corp.	423,798
14,720	Columbia Banking System, Inc.	367,117
7,260	Community Trust Bancorp, Inc.(a)	365,614
7,520	Customers Bancorp, Inc.(a)	377,504
14,460	Eagle Bancorp, Inc.	303,660
3,740	East West Bancorp, Inc.	335,702
6,052	First Financial Corp.	296,427
11,640	Hancock Whitney Corp.	610,518
14,560	Hanmi Financial Corp.	329,930
12,962	Independent Bank Corp. Michigan(a)	399,100
7,999	Mercantile Bank Corp.(a)	347,477
5,862	Northeast Bank(a)	536,607
12,600	Northeast Community Bancorp, Inc.	295,344
15,243	OFG Bancorp	610,025
4,432	Preferred Bank	370,781
5,840	QCR Holdings, Inc.	416,509
12,580	Renasant Corp.	426,839
9,123	South Plains Financial, Inc.(a)	302,154
6,560	UMB Financial Corp.	663,215
15,780	Univest Financial Corp.(a)	447,521
3,630	Webster Financial Corp.	187,127
3,189	Wintrust Financial Corp.	358,635
6,760	Zions Bancorp.	337,054
		13,801,098
	Biotech & Pharma — 0.42%
21,300	Innoviva, Inc.(a)	386,169

	Broadline Retail — 0.27%
690	Dillard's, Inc., Class A(a)	247,110

	Building Products — 0.15%
1,870	Griffon Corp.	133,705

	Cable & Satellite — 0.30%
23,800	Liberty Global Ltd., Class A(a)	273,938
Shares		Fair Value
COMMON STOCKS — (continued)
	Capital Markets — 0.32%
2,920	Northern Trust Corp.	$288,058

	Chemicals — 1.97%
3,380	Cabot Corp.	281,013
3,850	CF Industries Holdings, Inc.	300,878
49,300	Ecovyst, Inc.(a)	305,659
37,980	Perimeter Solutions, Inc.(a)	382,458
46,050	Rayonier Advanced Materials, Inc.(a)	264,788
4,880	Scotts Miracle-Gro Co./The(a)	267,863
		1,802,659
	Commercial Services & Supplies — 1.89%
23,790	CoreCivic, Inc.(a)	482,699
27,578	Interface, Inc.	547,147
38,110	Pitney Bowes Inc.	344,896
31,522	Steelcase, Inc., Class A	345,481
		1,720,223
	Commercial Support Services — 1.10%
9,410	Heidrick & Struggles International, Inc.	403,030
6,760	V2X Inc.(a)	331,578
26,960	Vestis Corp	266,904
		1,001,512
	Communications Equipment — 0.35%
13,070	NETGEAR, Inc.(a)	319,692

	Construction & Engineering — 1.76%
3,990	Argan, Inc.	523,368
4,240	Granite Construction, Inc.	319,696
3,566	Sterling Construction Co., Inc.(a)	403,707
16,100	Tutor Perini Corp.(a)	373,198
		1,619,969
	Consumer Finance — 1.09%
11,428	Bread Financial Holdings, Inc.	572,314
7,999	Synchrony Financial	423,467
		995,781
	Consumer Services — 0.20%
27,550	Coursera, Inc.(a)	183,483

	Consumer Staples Distribution & Retail — 0.44%
14,570	United Natural Foods, Inc.(a)	399,072

	Containers & Packaging — 0.34%
6,000	Siligan Holdings, Inc.	306,720

	Diversified Consumer Services — 1.04%
42,070	ADT, Inc.(a)	342,450
630	Graham Holdings Co.	605,342
		947,792
	Diversified Telecommunication Services — 0.60%
139,780	Lumen Technologies, Inc.(a)	547,938

	Electric Utilities — 2.77%
22,300	AES Corp.	276,966
5,740	Edison International	338,201
4,650	Eversource Energy	288,812
8,059	Otter Tail Corp.	647,702
3,310	Pinnacle West Capital Corp.	315,278
14,747	Portland General Electric Co.	657,716
		2,524,675
	Electronic Equipment, Instruments & Components — 3.28%
5,940	Bel Fuse, Inc., Class B	444,668
9,680	Benchmark Electronics, Inc.	368,130
5,370	Eplus, Inc.(a)	327,731
3,507	Jabil, Inc.	477,198
5,238	PC Connection, Inc.	326,956
3,650	Plexus Corp.(a)	467,676
9,030	ScanSource, Inc.(a)	307,110
2,650	TD SYNNEX Corp.	275,494
		2,994,963

See accompanying notes to financial statements.	5

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy Equipment & Services — 0.35%
43,590	ProPetro Holding Corp.(a)	$320,387

	Engineering & Construction — 0.31%
4,870	Primoris Services Corp.	279,587

	Entertainment — 0.49%
8,107	Marcus Corp. (The)(a)	135,306
28,980	Warner Bros Discovery, Inc.(a)	310,955
		446,261
	Equity Real Estate -Investment Trusts -(Reits) — 1.21%
16,690	American Assets Trust, Inc.	336,137
23,446	Essential Properties Realty Trust, Inc.	765,277
		1,101,414
	Financial Services — 3.84%
12,440	Banco Latinoamericano de Comercio Exterior SA, Class E	455,304
11,774	Enact Holdings, Inc.(a)	409,147
12,100	Jackson Financial Corp.	1,013,738
12,857	MGIC Investment Corp.	318,596
7,989	Mr. Cooper Group, Inc.(a)	955,484
10,668	Radian Group, Inc.	352,791
		3,505,060
	Food Products — 1.84%
7,630	Cal-Maine Foods, Inc.	693,568
21,975	Dole PLC	317,539
2,380	Ingredion, Inc.	321,800
6,440	Pilgrim's Pride Corp.(a)	351,044
		1,683,951
	Gas Utilities — 1.49%
18,370	MDU Resources Group, Inc.	310,637
5,055	National Fuel Gas Co.	400,304
5,710	New Jersey Resources Corp.	280,133
2,030	Northwest Natural Holdings Co.	86,722
8,430	UGI Corp.	278,780
		1,356,576
	Ground Transportation — 0.28%
27,940	Heartland Express, Inc.	257,607

	Health Care Equipment & Supplies — 1.62%
7,170	Inmode Ltd.(a)	127,196
4,452	Lantheus Holdings, Inc.(a)	434,516
10,780	Omnicell, Inc.(a)	376,869
73,501	OraSure Technologies, Inc.(a)	247,698
22,120	Tactile Systems Technology, Inc.(a)	292,426
		1,478,705
	Health Care Facilities & Services — 0.55%
34,750	Pediatrix Medical Group, Inc.(a)	503,528

	Health Care Providers & Services — 2.72%
31,670	AdaptHealth Corp.(a)	343,303
2,448	DaVita, Inc.(a)	374,471
4,430	Encompass Health Corp.	448,669
16,400	Premier, Inc., Class A	316,192
10,133	Select Medical Holdings Corp.	169,221
3,023	Tenet Healthcare Corp.(a)	406,594
2,267	Universal Health Services, Inc., Class B	425,969
		2,484,419
	Health Care REITs — 1.94%
2,590	Alexandria Real Estate Equities, Inc.	239,601
16,260	CareTrust REIT, Inc.	464,711
12,360	LTC Properties, Inc.	438,162
36,060	Sabra Health Care REIT, Inc.	629,968
		1,772,442
	Health Care Technology — 0.65%
13,950	HealthStream, Inc.(a)	448,911
33,280	Veradigm, Inc.(a)	145,101
		594,012
Shares		Fair Value
COMMON STOCKS — (continued)
	Hotel & Resort REITs — 1.59%
36,709	Apple Hospitality REIT, Inc.	$473,913
49,646	DiamondRock Hospitality Co.	383,267
24,705	Park Hotels & Resorts, Inc.	263,849
42,330	RLJ Lodging Trust(a)	333,984
		1,455,013
	Hotels, Restaurants & Leisure — 0.86%
24,510	Accel Entertainment Inc(a)	243,139
1,610	Expedia, Inc.(a)	270,641
5,810	Travel + Leisure Co.(a)	268,945
		782,725
	Household Durables — 0.62%
11,750	Ethan Allen Interiors, Inc.	325,475
2,080	Mohawk Industries, Inc.(a)	237,494
		562,969
	Household Products — 0.43%
11,980	Central Garden & Pet Co., Class A(a)	392,105

	Industrial Intermediate Prod — 0.54%
10,690	Insteel Industries, Inc.	281,147
15,480	Mayville Engineering Co., Inc.(a)	207,896
		489,043
	Industrial REITs — 0.38%
6,432	Innovative Industrial Properties, Inc.	347,907

	Industrial Support Services — 0.60%
6,640	DXP Enterprises, Inc.(a)	546,206

	Insurance — 4.27%
3,290	Assured Guaranty Ltd.	289,849
5,295	Axis Capital Holdings Ltd.	530,771
6,549	Brighthouse Financial, Inc.(a)	379,777
16,630	CNO Financial Group, Inc.	692,639
8,013	Employers Holdings, Inc.	405,778
25,670	Heritage Insurance Holdings, Inc.(a)	370,161
7,450	Lincoln National Corp.	267,530
12,520	United Fire Group, Inc.	368,839
7,317	Unum Group	596,043
		3,901,387
	Internet Media & Services — 0.30%
22,700	Lyft, Inc., Class A(a)	269,449

	Leisure Facilities & Services — 0.62%
3,870	Monarch Casino & Resort, Inc.	300,893
13,770	Norwegian Cruise Lines Holdings Ltd.(a)	261,079
		561,972
	Leisure Products — 0.30%
14,090	Mattel, Inc.(a)	273,769

	Machinery — 1.06%
8,557	Mueller Industries, Inc.	651,530
37,180	Titan International, Inc.(a)	311,940
		963,470
	Marine Transportation — 0.73%
5,216	Matson, Inc.	668,535

	Media — 1.04%
6,430	Fox Corporation, Class B	338,925
6,050	Fox Corporation, Class A(a)	342,431
1,520	Nexstar Media Group, Inc.	272,414
		953,770
	Metals & Mining — 0.66%
1,817	Alpha Metallurgical Resources, Inc.(a)	227,579
40,304	SunCoke Energy, Inc.	370,797
		598,376
	Mortgage Real Estate Investment -Trusts (Reits) — 0.33%
40,310	Orchid Island Capital Inc(a)	303,131

6	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Mortgage Real Estate Investment Trusts (REITs) — 0.82%
28,750	PennyMac Mortgage Investment Trust	$421,187
28,784	Rithm Capital Corp.(a)	329,577
		750,764
	Multi-Utilities — 1.29%
14,030	Avista Corp.	587,436
10,260	NorthWestern Corp.	593,746
		1,181,182
	Office REITs — 0.68%
11,298	Cousins Properties, Inc.	333,291
8,708	Kilroy Realty Corp.	285,274
		618,565
	Oil & Gas Producers — 1.02%
20,700	CNX Resources Corp.(a)	651,636
6,990	Range Resources Corp.	279,111
		930,747
	Oil & Gas Services & Equipment — 0.93%
29,390	MRC Global, Inc.(a)	337,397
61,740	Patterson-UTI Energy, Inc.	507,503
		844,900
	Oil, Gas & Consumable Fuels — 4.54%
13,150	APA Corp.	276,413
73,890	Berry Petroleum Corp.	237,187
12,510	Coterra Energy, Inc.	361,539
35,830	DHT Holdings, Inc.(a)	376,215
13,250	Dorian LPT Ltd.	296,005
2,090	Gulport Energy Corp.(a)	384,853
13,350	Magnolia Oil & Gas Corp., Class A	337,221
4,660	Matador Resources Co.	238,079
6,840	Ovintiv, Inc.	292,752
19,410	Permian Resources Corp.	268,829
19,440	Sitio Royalties Corp., Class A	386,272
14,470	Vital Energy Inc(a)	307,053
13,600	World Fuel Services Corp.	385,696
		4,148,114
	Paper & Forest Products — 0.44%
6,040	Sylvamo Corp.	405,103

	Passenger Airlines — 1.76%
6,140	Allegiant Travel Co.	317,131
2,903	Copa Holdings SA, Class A	268,411
8,704	SkyWest, Inc.(a)	760,469
21,920	Sun Country Airlines Holdings Inc.(a)	270,054
		1,616,065
	Pharmaceuticals — 3.03%
9,279	Amphastar Pharmaceuticals, Inc.(a)	268,998
8,070	Harmony Biosciences Holdings, Inc.(a)	267,843
2,736	Jazz Pharmaceuticals PLC(a)	339,674
15,000	Organon & Co.	223,350
14,820	Pacira Pharmaceuticals, Inc./DE(a)	368,277
16,830	Phibro Animal Health Corp., Class A	359,489
10,330	Royalty Pharma PLC, Class A(a)	321,573
11,970	Supernus Pharmaceuticals, Inc.(a)	392,017
24,822	Viatris, Inc.	216,200
		2,757,421
	Professional Services — 0.31%
11,580	IBEX Holdings Ltd(a)	281,973

	Real Estate Management & Development — 0.65%
15,130	Forestar Group, Inc.(a)	319,849
16,659	RMR Group, Inc. (The), Class A(a)	277,372
		597,221
	Real Estate Services — 0.33%
29,660	Cushman & Wakefield PLC(a)	303,125

	Retail - Discretionary — 0.86%
7,230	Build-A-Bear Workshop, Inc.	268,739
Shares		Fair Value
COMMON STOCKS — (continued)
	Retail - Discretionary — (continued)
9,680	Rush Enterprises, Inc., A	$517,009
		785,748
	Retail REITs — 0.57%
24,608	Kimco Realty Corp.	522,674

	Semiconductors & Semiconductor Equipment — 0.73%
13,776	Amkor Technology, Inc.	248,795
20,140	Photronics, Inc.(a)	418,106
		666,901
	Software — 1.21%
25,233	Adeia, Inc.	333,580
14,500	Consensus Cloud Solutions, Inc.(a)	334,660
6,740	Gen Digital, Inc.	178,880
10,090	RingCentral, Inc., Class A(a)	249,828
		1,096,948
	Specialized REITs — 3.66%
22,780	Alexander & Baldwin, Inc.	392,499
19,120	COPT Defense Properties	521,403
6,275	EPR Properties	330,128
6,410	Gaming and Leisure Properties, Inc.	326,269
10,060	Rayonier, Inc.	280,473
20,630	Safehold, Inc.	386,194
115,469	Uniti Group, Inc.	581,963
15,550	VICI Properties, Inc.	507,241
		3,326,170
	Specialty Finance — 0.69%
40,040	AG Mortgage Investment Trust, Inc.(a)	292,292
16,570	PRA Group, Inc.(a)	341,673
		633,965
	Specialty Retail — 1.88%
2,960	Abercrombie & Fitch Co., Class A(a)	226,055
13,830	Gap, Inc. (The)	285,036
7,870	Genesco, Inc.(a)	167,080
35,610	Sally Beauty Holdings, Inc.(a)	321,558
9,280	Urban Outfitters, Inc.(a)	486,272
12,860	Victoria's Secret & Co.(a)	238,939
		1,724,940
	Steel — 0.35%
13,810	Ryerson Holding Corp.(a)	317,078

	Technology Hardware — 0.92%
66,070	CommScope Holding Co., Inc.(a)	350,831
44,270	Cricut, Inc., Class A(a)	227,991
21,520	Daktronics, Inc.(a)	262,114
		840,936
	Telecommunications — 0.50%
12,480	Globalstar, Inc.(a)	260,333
7,320	Iridium Communications, Inc.(a)	199,982
		460,315
	Textiles, Apparel & Luxury Goods — 0.68%
12,692	G-III Apparel Group Ltd.(a)	347,126
1,220	Ralph Lauren Corp.	269,303
		616,429
	Trading Companies & Distributors — 0.50%
26,710	DNOW, Inc.(a)	456,207

	Total Common Stocks
	(Cost $82,470,469)	90,049,081

See accompanying notes to financial statements.	7

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
MONEY MARKET FUNDS — 1.25%
1,141,041	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	$1,141,041

	Total Money Market Funds
	(Cost $1,141,041)	1,141,041

Total Investments— 99.91%
(Cost $83,611,510)		91,190,122

Other Assets in Excess of Liabilities— 0.09%		79,753

NET ASSETS — 100.00%		$91,269,875

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

8	See accompanying notes to financial statements.

Sterling Capital Special Opportunities Fund
Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.09%
	Asset Management — 3.21%
87,450	Apollo Global Management, Inc., Class A	$11,975,403

	Capital Markets — 5.47%
150,528	Charles Schwab Corp. (The)	11,783,332
16,923	S&P Global, Inc.	8,598,576
		20,381,908
	Communications Equipment — 2.28%
31,852	F5, Inc.(a)	8,481,232

	Construction Materials — 3.40%
143,830	CRH PLC	12,652,725

	Entertainment — 3.17%
56,998	Take-Two Interactive Software, Inc.(a)	11,812,836

	Health Care Equipment & Supplies — 4.71%
49,492	Danaher Corp.	10,145,860
108,325	DexCom, Inc.(a)	7,397,514
		17,543,374
	Health Care Facilities & Services — 4.98%
35,454	UnitedHealth Group, Inc.	18,569,033

	Health Care Providers & Services — 2.52%
27,189	HCA Healthcare, Inc.	9,395,159

	Insurance — 3.37%
100,970	Brown & Brown, Inc.	12,560,668

	Interactive Media & Services — 3.86%
91,869	Alphabet, Inc., Class C	14,352,694

	Internet & Direct Marketing Retail — 4.62%
90,546	Amazon.com, Inc.(a)	17,227,282

	IT Services — 6.85%
120,203	Akamai Technologies, Inc.(a)	9,676,342
43,241	CACI International, Inc., Class A(a)	15,865,988
		25,542,330
	Machinery — 3.97%
19,446	Deere & Co.	9,126,980
74,291	Mueller Industries, Inc.	5,656,517
		14,783,497
	Oil & Gas Producers — 4.16%
156,240	ONEOK, Inc.	15,502,133

	Pharmaceuticals — 5.11%
1,238,528	Teva Pharmaceutical Industries Ltd. - ADR(a)	19,036,175

	Professional Services — 1.17%
14,669	Verisk Analytics, Inc.	4,365,788

	Real Estate Management & Development — 2.15%
61,221	CBRE Group, Inc., Class A(a)	8,006,482

	Semiconductors — 6.43%
188,083	Coherent Corp.(a)	12,214,110
191,056	Marvell Technology, Inc.	11,763,318
		23,977,428
	Semiconductors & Semiconductor Equipment — 6.04%
138,660	NVIDIA Corp.	15,027,971
39,445	NXP Semiconductors N.V.	7,496,917
		22,524,888
	Software — 12.19%
21,687	Intuit, Inc.	13,315,601
48,205	Microsoft Corp.	18,095,674
100,310	Oracle Corp.	14,024,341
		45,435,616
	Technology Services — 4.37%
46,470	Visa, Inc., Class A	16,285,876

	Transportation & Logistics — 2.03%
107,739	Canadian Pacific Kansas City Ltd.	7,564,355
Shares		Fair Value
COMMON STOCKS — (continued)
	Wireless Telecommunication Services — 3.03%
42,388	T-Mobile US, Inc.	$11,305,303

	Total Common Stocks
	(Cost $231,817,355)	369,282,185

Shares		Fair Value
MONEY MARKET FUNDS — 0.99%
3,679,694	Federated Hermes Treasury Obligations Fund, , 4.21%(b)	3,679,694

	Total Money Market Funds
	(Cost $3,679,694)	3,679,694

Total Investments— 100.08%
(Cost $235,497,049)		372,961,879

Liabilities in Excess of Other Assets — (0.08)%		(314,731)

NET ASSETS — 100.00%		$372,647,148

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.
See accompanying notes to financial statements.	9

Sterling Capital Equity Income Fund
Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.84%
	Beverages — 3.93%
373,763	PepsiCo, Inc.	$56,042,024

	Biotechnology — 3.17%
215,357	AbbVie, Inc.	45,121,599

	Capital Markets — 14.00%
120,154	Ameriprise Financial, Inc.	58,167,753
1,015,062	Charles Schwab Corp. (The)	79,459,054
43,491	Goldman Sachs Group, Inc. (The)	23,758,698
255,248	Nasdaq, Inc.	19,363,113
135,972	Raymond James Financial, Inc.	18,887,871
		199,636,489
	Chemicals — 4.43%
135,559	New Linde PLC	63,121,693

	Containers & Packaging — 3.22%
257,733	Avery Dennison Corp.	45,868,742

	Electrical Equipment — 3.20%
176,346	Rockwell Automation, Inc.	45,564,279

	Health Care Equipment & Supplies — 4.20%
223,488	Abbott Laboratories	29,645,683
131,790	Becton Dickinson and Co.	30,187,818
		59,833,501
	Health Care Providers & Services — 10.20%
168,851	Elevance Health, Inc.	73,443,430
137,272	UnitedHealth Group, Inc.	71,896,210
		145,339,640
	Insurance — 10.04%
116,864	Aflac, Inc.	12,994,108
147,858	Everest Group, Ltd.	53,721,247
193,125	Marsh & McLennan Cos., Inc.	47,128,294
364,501	MetLife, Inc.	29,265,785
		143,109,434
	It Services — 3.04%
139,056	Accenture PLC, Class A	43,391,034

	Oil, Gas & Consumable Fuels — 9.09%
193,782	Chevron Corp.	32,417,791
1,824,190	Coterra Energy, Inc.	52,719,091
335,762	Valero Energy Corp.	44,344,087
		129,480,969
	Pharmaceuticals — 0.27%
23,515	Johnson & Johnson	3,899,728

	Professional Services — 7.70%
207,198	Automatic Data Processing, Inc.	63,305,205
444,092	Booz Allen Hamilton Corp.	46,443,141
		109,748,346
	Semiconductors & Semiconductor Equipment — 4.16%
293,542	Analog Devices, Inc.	59,198,616

	Software — 4.14%
157,085	Microsoft Corp.	58,968,138

	Specialized REITs — 2.47%
825,717	CubeSmart	35,266,373

	Specialty Retail — 3.23%
125,418	Home Depot, Inc. (The)	45,964,443

	Tobacco — 4.01%
951,498	Altria Group, Inc.	57,108,910

	Trading Companies & Distributors — 2.34%
208,116	Exagen, Inc.	33,346,427

	Total Common Stocks
	(Cost $984,544,100)	1,380,010,385
Shares		Fair Value
MONEY MARKET FUNDS — 3.28%
46,747,898	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(a)	$46,747,898

	Total Money Market Funds
	(Cost $46,747,898)	46,747,898

Total Investments— 100.12%
(Cost $1,031,291,998)		1,426,758,283

Liabilities in Excess of Other Assets — (0.12)%		(1,678,390)

NET ASSETS — 100.00%		$1,425,079,893

(a)	Represents the current yield as of report date.
10	See accompanying notes to financial statements.

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.78%
	Aerospace & Defense — 1.52%
1,545	Curtiss-Wright Corp.	$490,182

	Automobile Components — 1.59%
4,259	Dorman Products, Inc.(a)	513,379

	Banks — 6.37%
5,927	East West Bancorp, Inc.	532,008
25,182	Huntington Bancshares, Inc.	377,982
4,887	UMB Financial Corp.	494,076
5,769	Wintrust Financial Corp.	648,781
		2,052,847
	Building Products — 2.43%
2,296	Carlisle Cos., Inc.	781,788

	Capital Markets — 2.38%
1,583	Ameriprise Financial, Inc.	766,346

	Chemicals — 2.92%
10,232	Avient Corp.	380,221
5,618	Westlake Corp.	561,969
		942,190
	Construction & Engineering — 4.20%
11,612	MasTec, Inc.(a)	1,355,238

	Consumer Staples Distribution & Retail — 10.26%
8,560	BJ’s Wholesale Club Holdings, Inc.(a)	976,696
3,433	Casey’s General Stores, Inc.	1,490,059
10,709	Performance Food Group Co.(a)	842,049
		3,308,804
	Containers & Packaging — 3.93%
4,575	Avery Dennison Corp.	814,213
6,482	Berry Global Group, Inc.	452,508
		1,266,721
	Electrical Equipment — 2.47%
9,126	nVent Electric PLC	478,385
1,866	Powell Industries, Inc.	317,836
		796,221
	Electronic Equipment, Instruments & Components — 3.01%
4,957	Arrow Electronics, Inc.(a)	514,685
2,853	CDW Corp.	457,222
		971,907
	Entertainment — 2.60%
4,041	Take-Two Interactive Software, Inc.(a)	837,497

	Financial Services — 3.87%
5,648	Fiserv, Inc.(a)	1,247,248

	Gas Utilities — 2.70%
12,140	Southwest Gas Corp.	871,652

	Health Care Equipment & Supplies — 1.34%
1,891	Becton Dickinson and Co.	433,152

	Health Care REITs — 1.98%
36,588	Sabra Health Care REIT, Inc.	639,192

	Household Durables — 1.53%
4,792	PulteGroup, Inc.	492,618

	Industrial REITs — 2.42%
4,433	EastGroup Properties, Inc.	780,873

	Insurance — 6.35%
4,620	American Financial Group, Inc.	606,791
9,709	First American Financial Corp.	637,202
4,620	Hanover Insurance Group, Inc. (The)	803,648
		2,047,641
	Life Sciences Tools & Services — 5.25%
2,613	ICON PLC(a)	457,249
5,621	Revvity, Inc.	594,702
Shares		Fair Value
COMMON STOCKS — (continued)
	Life Sciences Tools & Services — (continued)
1,283	Thermo Fisher Scientific, Inc.	$638,421
		1,690,372
	Machinery — 2.09%
7,166	Oshkosh Corp.	674,177

	Multi-Utilities — 3.39%
27,248	Nisource, Inc.	1,092,372

	Oil, Gas & Consumable Fuels — 7.61%
24,174	Coterra Energy, Inc.	698,629
3,378	Diamondback Energy, Inc.	540,075
2,393	Gulport Energy Corp.(a)	440,647
6,270	Phillips 66	774,219
		2,453,570
	Professional Services — 3.41%
2,996	CACI International, Inc., Class A(a)	1,099,292

	Residential REITs — 2.27%
4,363	Mid-America Apartment Communities, Inc.	731,152

	Retail REITs — 1.72%
20,902	Brixmor Property Group, Inc.	554,948

	Semiconductors & Semiconductor Equipment — 0.65%
3,246	Skyworks Solutions, Inc.	209,789

	Software — 3.64%
3,149	Commvault Systems, Inc.(a)	496,786
4,351	PTC, Inc.(a)	674,188
		1,170,974
	Specialized REITs — 1.71%
3,839	Digital Realty Trust, Inc.	550,090

	Trading Companies & Distributors — 3.17%
1,630	United Rentals, Inc.	1,021,521

	Total Common Stocks
	(Cost $15,720,723)	31,843,753

Shares		Fair Value
MONEY MARKET FUNDS — 1.20%
386,386	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	386,386

	Total Money Market Funds
	(Cost $386,386)	386,386

Total Investments— 99.98%
(Cost $16,107,109)		32,230,139

Other Assets in Excess of Liabilities— 0.02%		7,060

NET ASSETS — 100.00%		$32,237,199

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.
See accompanying notes to financial statements.	11

Sterling Capital Real Estate Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.90%
	Equity Real Estate Investment Trusts (REITs) — 2.27%
48,337	Essential Properties Realty Trust, Inc.	$1,577,720

	Health Care REITs — 14.56%
95,029	Sabra Health Care REIT, Inc.	1,660,157
46,574	Ventas, Inc.	3,202,428
34,315	Welltower, Inc.	5,257,401
		10,119,986
	Hotel & Resort REITs — 3.10%
53,095	Apple Hospitality REIT, Inc.	685,456
16,078	Ryman Hospitality Properties, Inc.	1,470,173
		2,155,629
	Industrial REITs — 13.08%
11,648	EastGroup Properties, Inc.	2,051,795
31,578	First Industrial Realty Trust, Inc.	1,703,949
31,486	Prologis, Inc.	3,519,820
46,521	Rexford Industrial Realty, Inc.	1,821,297
		9,096,861
	Office REITs — 4.21%
18,113	Boston Properties, Inc.	1,217,013
165,729	Brandywine Realty Trust	739,151
32,904	Highwoods Properties, Inc.	975,275
		2,931,439
	Residential REITs — 17.65%
12,741	Camden Property Trust	1,558,224
8,418	Essex Property Trust, Inc.	2,580,706
65,865	Invitation Homes, Inc.	2,295,395
14,862	Mid-America Apartment Communities, Inc.	2,490,574
21,921	NexPoint Residential Trust, Inc.	866,537
54,874	UDR, Inc.	2,478,659
		12,270,095
	Retail REITs — 11.50%
73,624	Brixmor Property Group, Inc.	1,954,717
36,769	InvenTrust Properties Corp.(a)	1,079,906
89,482	Kite Realty Group Trust	2,001,712
49,082	NETSTREIT Corp.(a)	777,950
64,592	Tanger Factory Outlet Centers, Inc.	2,182,563
		7,996,848
	Specialized REITs — 31.53%
28,949	American Tower Corp., Class A	6,299,302
34,655	CubeSmart	1,480,115
30,019	Digital Realty Trust, Inc.	4,301,423
3,856	Equinix, Inc.	3,143,990
17,103	Extra Space Storage, Inc.	2,539,624
6,971	SBA Communications Corp., Class A	1,533,690
80,294	VICI Properties, Inc.	2,619,190
		21,917,334
	Total Common Stocks
	(Cost $39,544,572)	68,065,912

Shares		Fair Value
MONEY MARKET FUNDS — 1.81%
1,258,104	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	1,258,104

	Total Money Market Funds
	(Cost $1,258,104)	1,258,104

Total Investments— 99.71%
(Cost $40,802,676)		69,324,016

Other Assets in Excess of Liabilities— 0.29%		199,859

NET ASSETS — 100.00%		$69,523,875

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

12	See accompanying notes to financial statements.

Sterling Capital Small Cap Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.69%
	Aerospace & Defense — 3.84%
34,546	Moog, Inc., Class A	$5,988,549

	Automobile Components — 3.07%
24,755	Dorman Products, Inc.(a)	2,983,967
215,732	Garret Motion, Inc.(a)	1,805,677
		4,789,644
	Banks — 14.33%
70,299	Columbia Banking System, Inc.	1,753,257
67,224	Community Bank System, Inc.	3,822,357
83,104	Glacier Bancorp, Inc.	3,674,859
112,542	Old National Bancorp	2,384,765
49,750	United Bankshares, Inc.	1,724,833
71,398	Webster Financial Corp.	3,680,567
47,360	Wintrust Financial Corp.	5,326,105
		22,366,743
	Capital Markets — 2.37%
21,984	Affiliated Managers Group, Inc.	3,693,972

	Chemicals — 2.62%
109,866	Avient Corp.	4,082,621

	Construction & Engineering — 3.34%
44,688	MasTec, Inc.(a)	5,215,536

	Consumer Staples Distribution & Retail — 11.72%
61,053	BJ's Wholesale Club Holdings, Inc.(a)	6,966,147
15,846	Casey's General Stores, Inc.	6,877,798
56,735	Performance Food Group Co.(a)	4,461,073
		18,305,018
	Electric Utilities — 2.35%
82,140	Portland General Electric Co.	3,663,444

	Electrical Equipment — 2.71%
46,120	EnerSys	4,223,670

	Electronic Equipment, Instruments & Components — 6.52%
51,692	Belden, Inc.	5,182,123
44,566	Crane NXT Co.	2,290,692
44,300	Eplus, Inc.(a)	2,703,629
		10,176,444
	Energy Equipment & Services — 1.25%
185,280	Select Energy Services, Inc., Class A	1,945,440

	Entertainment — 2.57%
19,362	Take-Two Interactive Software, Inc.(a)	4,012,775

	Gas Utilities — 2.49%
54,250	Southwest Gas Corp.	3,895,150

	Household Durables — 2.61%
57,544	Meritage Homes Corp.	4,078,719

	Industrial REITs — 3.30%
95,638	First Industrial Realty Trust, Inc.	5,160,626

	Insurance — 7.01%
35,871	Hanover Insurance Group, Inc. (The)	6,239,761
51,339	Selective Insurance Group, Inc.	4,699,572
		10,939,333
	Life Sciences Tools & Services — 1.97%
13,772	West Pharmaceutical Services, Inc.	3,083,275

	Machinery — 6.30%
36,956	Crane Co.	5,660,920
44,441	Oshkosh Corp.	4,181,009
		9,841,929
	Office REITs — 1.54%
80,892	Highwoods Properties, Inc.	2,397,639

	Oil, Gas & Consumable Fuels — 3.97%
16,549	Chord Energy Corp.	1,865,403
40,311	Matador Resources Co.	2,059,489
Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
75,552	Northern Oil and Gas, Inc.	$2,283,937
		6,208,829
	Professional Services — 2.90%
12,356	CACI International, Inc., Class A(a)	4,533,664

	Retail REITs — 1.81%
83,581	Tanger Factory Outlet Centers, Inc.	2,824,202

	Semiconductors & Semiconductor Equipment — 2.42%
55,743	ON Semiconductor Corp.(a)	2,268,183
20,856	Qorvo, Inc.(a)	1,510,183
		3,778,366
	Software — 2.70%
27,234	PTC, Inc.(a)	4,219,908

	Trading Companies & Distributors — 3.98%
10,381	Herc Holdings, Inc.	1,393,857
7,685	United Rentals, Inc.	4,816,189
		6,210,046
	Total Common Stocks
	(Cost $49,351,694)	155,635,542

Shares		Fair Value
MONEY MARKET FUNDS — 0.32%
494,922	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	494,922

	Total Money Market Funds
	(Cost $494,922)	494,922

Total Investments— 100.01%
(Cost $49,846,616)		156,130,464

Liabilities in Excess of Other Assets — (0.01)%		(10,552)

NET ASSETS — 100.00%		$156,119,912

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	13

Sterling Capital Ultra Short Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 41.86%
	AEROSPACE & DEFENSE — 0.91%
$250,000	Boeing Co. (The), 2.60%, 10/30/25	$246,873

	ASSET MANAGEMENT — 2.78%
250,000	Blackstone Secured Lending Fund, 3.63%, 1/15/26	247,374
300,000	UBS Group AG, 2.19%, 6/05/26 (SOFR + 204.40 bps)(a)(b)	298,591
215,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	205,902
		751,867
	AUTOMOTIVE — 2.04%
250,000	Ford Motor Credit Co LLC, 4.69%, 6/09/25	249,655
300,000	Hyundai Capital America, 5.50%, 3/30/26(a)	302,527
		552,182
	BANKING — 4.11%
300,000	Societe Generale SA, 4.75%, 11/24/25(a)	298,874
250,000	Credit Agricole SA/London, 1.91%, 6/16/26 (SOFRRATE + 167.60 bps)(a)(b)	248,471
300,000	Barclays PLC, 7.33%, 11/02/26 (H15T1Y + 305 bps)(b)	304,319
260,000	JPMorgan Chase & Co., 5.22%, 10/22/28 (O/N SOFR +86 bps)(b)	261,196
		1,112,860
	BANKS — 5.57%
250,000	ABN AMRO Bank N.V., 4.75%, 7/28/25(a)	249,465
364,000	Lloyds Banking Group PLC, 4.58%, 12/10/25	363,299
400,000	Wells Fargo & Co., 3.91%, 4/25/26	399,733
250,000	Australia & New Zealand Banking Group Ltd, 4.40%, 5/19/26(a)	249,205
250,000	Cooperative Rabobank UA, 1.34%, 6/24/26 (H15T1Y + 100 bps)(a)(b)	248,011
		1,509,713
	BEVERAGES — 0.90%
250,000	Bacardi Ltd., 2.75%, 7/15/26(a)	244,036

	CAPITAL MARKETS — 2.53%
250,000	Ares Capital Corp., 3.25%, 7/15/25	248,963
300,000	Blue Owl Capital Corp., 3.75%, 7/22/25	298,662
140,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26	137,967
		685,592
	ELECTRIC UTILITIES — 1.21%
250,000	Puget Energy, Inc., 3.65%, 5/15/25	249,546
78,000	Vistra Operations Co. LLC, 5.05%, 12/30/26(a)	78,222
		327,768
	ENTERTAINMENT CONTENT — 0.92%
250,000	Discovery Communications LLC, 4.90%, 3/11/26	250,014

	HEALTH CARE FACILITIES & SERVICES — 1.90%
300,000	HCA Inc., 5.25%, 6/15/26	300,877
215,000	IQVIA, Inc., 5.00%, 10/15/26(a)	213,454
		514,331
	INSURANCE — 5.67%
300,000	F&G Global Funding, 5.15%, 7/07/25(a)(c)	300,021
250,000	Reliance Standard Life Global Funding II, 5.24%, 2/02/26(a)	250,673
190,000	Brighthouse Financial Global Funding, 1.55%, 5/24/26(a)	183,235
300,000	Athene Global Funding, 5.36%, 8/27/26 (SOFRIX + 103 bps)(a)(b)	301,149
250,000	SBL Holdings, Inc., 5.13%, 11/13/26(a)	247,257
250,000	Marsh & McLennan Cos, Inc., 5.07%, 11/08/27	250,996
		1,533,331
	LEISURE FACILITIES & SERVICES — 0.89%
230,000	NCL Corp Ltd., 8.13%, 1/15/29(a)	241,922

	MACHINERY — 0.93%
250,000	Regal Rexnord Corp., 6.05%, 2/15/26	251,893
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.80%
$225,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(a)	$218,009

	MULTI-UTILITIES — 1.00%
271,000	Sempra Energy, 3.30%, 4/01/25(c)	271,000

	OIL & GAS PRODUCERS — 0.58%
158,000	DCP Midstream Operating LP, 5.38%, 7/15/25	158,088

	REIT — 0.91%
250,000	VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/26(a)	247,268

	SOFTWARE — 0.94%
250,000	Concentrix Corp., 6.65%, 8/02/26	255,053

	SPECIALTY FINANCE — 4.37%
108,000	Ladder Capital Finance Holdings LLLP, Class B, 5.25%, 10/01/25(a)	107,673
250,000	Capital One Financial Corp., 4.20%, 10/29/25	249,021
250,000	Air Lease Corp, 2.88%, 1/15/26	246,372
300,000	Avolon Holdings Funding Ltd., 5.50%, 1/15/26(a)	301,243
285,000	AerCap Ireland Capial DAC, 1.75%, 1/30/26	278,289
		1,182,598
	TRANSPORTATION & LOGISTICS — 1.90%
112,500	Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.50%, 10/20/25(a)	112,109
250,000	Delta Air Lines, Inc., 7.38%, 1/15/26	254,358
148,000	United Airlines, Inc., 4.38%, 4/15/26(a)(c)	145,647
		512,114
	TRANSPORTATION EQUIPMENT — 1.00%
271,000	Daimler Truck Finance North America LLC, 5.33%, 9/25/27 (O/N SOFR + 96 bps)(a)(b)	271,215

	Total (Cost $11,314,270)	11,337,727

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 32.20%
85,273	GreatAmerica Leasing Receivables Funding LLC, Series 1 , Class A2, 5.35%, 2/16/26(a)	85,368
225,000	Hertz Vehicle Financing LLC , Class A, 3.73%, 9/25/26(a)	224,319
58,418	Carmax Auto Owner Trust, Series 2023-3 , Class A2A, 5.72%, 11/16/26	58,485
51,457	Fannie Mae, Series 140 , Class BH, 2.50%, 1/25/27	50,890
220,615	Mercedes-Benz Auto Lease Trust, Series 2024-A , Class A2B, 4.70%, 2/16/27 (SOFR30A + 42 bps)(b)	220,566
29,974	Santander Drive Auto Receivables Trust, Series 1 , Class A2, 5.71%, 2/16/27	29,987
375,000	Avis Budget Rental Car Funding AESOP LLC, Series 2A , Class A, 2.02%, 2/20/27(a)	368,159
8,789	Santander Drive Auto Receivables Trust, Series 5 , Class B, 4.43%, 3/15/27	8,787
9,070	World Omni Select Auto Trust, Series A , Class A2A, 5.92%, 3/15/27	9,074
200,000	Ford Credit Floorplan Master Owner Trust, Series 1 , Class A2, 5.10%, 4/15/27 (SOFR30A + 75 bps)(a)(b)	200,697
43,755	GM Financial Consumer Automobile Receivables, Series 3 , Class A3, 3.64%, 4/16/27	43,615
150,000	Hertz Vehicle Financing LLC, Series 1A , Class A, 5.49%, 6/25/27(a)	150,935
350,000	Ford Credit Auto Owner Trust, Series 2022-A , Class B, 1.91%, 7/15/27	343,539
22,487	Santander Drive Auto Receivables Trust, Series 5 , Class A2, 6.31%, 7/15/27	22,496

14	See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$74,674	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 3.63%, 9/14/27(a)	$74,391
350,000	GreatAmerica Leasing Receivables Funding LLC, Series 2 , Class B, 1.31%, 9/15/27(a)	343,330
241,046	Carmax Select Receivables Trust, Series 2024-A , Class A2A, 5.78%, 9/15/27	241,958
144,000	GM Financial Consumer Automobile Receivables, Series 4 , Class A4, 0.99%, 10/18/27	141,128
50,407	Santander Drive Auto Receivables Trust, Series 2022-4 , 4.42%, 11/15/27	50,373
547,000	Enterprise Fleet Financing, Series 1 , Class A3, 3.27%, 1/20/28(a)	543,619
225,648	World Omni Select Auto Trust, Series 2024-A , Class A2A, 5.37%, 2/15/28	226,351
226,156	AmeriCredit Automobile Receivables Trust, Series 2024-1 , Class A2A, 5.75%, 2/18/28	226,878
300,000	PFS Financing Corp., Series C , Class A, 5.15%, 4/17/28(a)(d)	300,890
60,118	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 0.87%, 7/14/28(a)	59,424
115,000	Santander Drive Auto Receivables Trust, Series 2023-4 , Class B, 5.77%, 12/15/28	116,581
35,234	Enterprise Fleet Financing, Series 2 , Class A2, 4.65%, 5/20/29(a)	35,215
46,043	Freddie Mac, Series 4841 , Class PV, 4.50%, 11/15/29	45,939
350,000	Chenango Park CLO Ltd, Series 1A , Class A1AR, 5.40%, 4/15/30 (TSFR3M + 105 bps)(a)(b)	350,000
185,774	ARI Fleet Lease Trust, Series A , Class A3, 3.43%, 1/15/31(a)	185,260
380,013	OCP CLO 2014-5 Ltd., Series 5A , Class A1R, 5.64%, 4/26/31 (TSFR3M + 108 bps)(a)(b)	379,981
300,000	Affirm Master Trust, Series 1A , Class A, 4.99%, 2/15/33(a)	301,564
275,000	Ford Credit Auto Owner Trust, Series 2 , Class A, 1.06%, 4/15/33(a)	269,791
367,879	OneMain Financial Issuance Trust, Series 3A , Class A, 5.94%, 5/15/34(a)	369,730
114,180	Fannie Mae, Series 80 , Class VM, 3.00%, 8/25/34	113,637
125,396	SMB Private Education Loan Trust, Series 2017-A , Class A2A, 2.88%, 9/15/34(a)	124,731
336,225	Chesapeake Funding II LLC, Series 1A , Class A1, 5.52%, 5/15/36(a)	339,851
100,000	OneMain Financial Issuance Trust, Series 2021-1 , Class A2, 5.11%, 6/16/36 (SOFR30A + 76 bps)(a)(b)	99,931
199,228	Fannie Mae , 6.91%, 7/01/36 (H15T1Y + 219.40 bps)(b)	205,375
122,200	OPG Trust, Series 2021-PORT , Class C, 5.27%, 10/15/36(a)	121,436
282,232	SMB Private Education Loan Trust, Series B , Class A2B, 5.43%, 6/15/37(a)	282,510
194,146	Sierra Timeshare Rec Funding LLC, Series 2021-1 , Class A, 0.99%, 11/20/37(a)	189,422
326,533	Wheels Fleet Lease Funding 1 LLC, Series 1A , Class A2, 5.15%, 2/18/39 (TSFR1M + 83 bps)(a)(b)	326,978
73,561	Government National Mortgage Association, Series 144 , Class GA, 2.50%, 12/20/40	72,764
369,000	Tricon Residential Trust, Series 2025-SFR , Class A, 5.40%, 3/17/42 (TSFR1M + 110 bps)(a)(b)	368,999
125,846	SMB Private Education Loan Trust, Series 2024-C , Class A1B, 5.45%, 6/17/52 (SOFR30A + 110 bps)(a)(b)	125,845
275,000	Nelnet Student Loan Trust, Series 2025-A , Class A1B, 5.43%, 3/15/57(a)	272,828
	Total (Cost $8,664,087)	8,723,627
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.90%
$127,084	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27	$126,139
300,000	World Omni Auto Receivables Trust, Series 2021-C, Class A4, 0.64%, 9/15/27	296,443
350,000	Bridgecrest Lending Auto Sec. Trust, Series 2025-1, Class A2, 5.01%, 9/15/27	349,988
257,231	MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28(a)	255,147
300,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(a)	300,154
	Total (Cost $1,325,002)	1,327,871

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.87%
158,548	Freddie Mac Multifamily Structured Pass Through, Series K052, Class A2, 3.15%, 11/25/25	157,196
323,210	BX Trust, Series 2021-BXMF, Class A, 5.07%, 10/15/26 (TSFR1M + 75.00 bps)(a)(b)	321,392
280,000	PFS Financing Corp., Series A, Class A, 5.20%, 1/15/28(a)	280,876
338,132	BX Trust, Series 2021-RISE, Class A, 5.18%, 11/15/36 (TSFR1M + 86.20 bps)(a)(b)	335,173
167,242	Hilton Grand Vacations Trust, Series 2023-1, Class A, 5.72%, 1/25/38(a)	170,450
154,820	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.75%, 11/15/38(a)	153,997
147,455	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.93%, 11/15/38(a)	146,856
92,530	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.70%, 12/15/38(a)	92,183
3,005	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	2,970
364,737	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	363,142
400,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48	397,337
350,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	346,769
400,000	Citigroup Commercial Mortgage Trust, Series P3, Class A3, 3.06%, 4/15/49	395,040
170,000	Citigroup Commercial Mortgage Trust, Series 2016-C1, 3.21%, 5/10/49	166,814
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C29, Class A4, 3.33%, 5/15/49	343,895
340,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	330,453
200,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	195,505
100,000	Citigroup Commercial Mortgage Trust, Series GC33, Class A4, 3.78%, 9/10/58	99,211
	Total (Cost $4,255,598)	4,299,259

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.59%
	New Jersey — 0.59%
160,000	NJ Transportation Trust Fund Authority, 5.09%,6/15/25	160,143
	Total (Cost $160,000)	160,143

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 3.04%
500,000	United States Treasury Bill, 4.33%, 4/01/25	500,000

See accompanying notes to financial statements.	15

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal
Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — (continued)
$325,000	United States Treasury Bill, 4.44%, 4/08/25	$324,732
	Total (Cost $824,730)	824,732

Shares		Fair Value
MONEY MARKET FUNDS — 2.21%
598,901	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(e)	598,901

	Total Money Market Funds
	(Cost $598,901)	598,901

Total Investments— 100.67%
(Cost $27,142,588)		27,272,260

Liabilities in Excess of Other Assets — (0.67)%		(182,088)

NET ASSETS — 100.00%		$27,090,172

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.
(c)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $716,668, which represents 2.7% of net assets.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

16	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 0.59%
Insurance — 0.59%
10,000	Athene Holding Ltd.(a)	$249,400

	Total Preferred Stocks
	(Cost $252,262)	249,400

Principal Amount		Fair Value
CORPORATE BONDS — 55.93%
	AEROSPACE & DEFENSE — 3.42%
$408,000	RTX Corp., 5.75%, 11/08/26	415,495
400,000	BAE Systems PLC, 5.00%, 3/26/27(b)	403,462
365,000	Boeing Co. (The), 6.26%, 5/01/27	375,534
250,000	Howmet Aerospace, Inc., 6.75%, 1/15/28	264,112
		1,458,603
	ASSET MANAGEMENT — 1.47%
371,000	Blackstone Private Credit Fund, 3.25%, 3/15/27	357,467
268,000	Blue Owl Technology Finance Corp, 6.10%, 3/15/28(b)	267,299
		624,766
	AUTOMOTIVE — 1.52%
419,000	Hyundai Capital America, 5.25%, 1/08/27(b)	422,239
225,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	225,974
		648,213
	BANKING — 2.31%
325,000	Nordea Bank Abp, 4.38%, 3/17/28(b)	325,496
200,000	Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y + 105 bps)(b)(c)	203,490
450,000	Bank of America Corp, 4.98%, 1/24/29 (SOFRRATE + 83 bps)(c)	454,562
		983,548
	BANKS — 13.07%
404,000	Canadian Imperial Bank of Commerce, 5.93%, 10/02/26	412,128
400,000	Citibank NA, 5.49%, 12/04/26	406,747
414,000	Macquarie Bank Ltd., 5.39%, 12/07/26(b)	420,761
650,000	Wells Fargo Bank NA, 5.25%, 12/11/26	659,227
342,000	Bank of Montreal, 5.37%, 6/04/27	348,257
400,000	National Australia Bank Ltd/New York, 5.09%, 6/11/27	406,615
345,000	Lloyds Banking Group PLC, 5.99%, 8/07/27	350,663
310,000	ING Groep N.V., 6.08%, 9/11/27	316,247
500,000	Danske Bank A/S, 5.43%, 3/01/28(b)	508,333
528,000	Morgan Stanley, 5.59%, 4/13/28	538,928
497,000	JPMorgan Chase & Co., 5.57%, 4/22/28	506,933
350,000	Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR + 100 bps)(c)	348,350
339,000	Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)(c)	339,300
		5,562,489
	BIOTECH & PHARMA — 0.59%
247,000	Eli Lilly & Co, 4.55%, 2/12/28	249,441

	CAPITAL MARKETS — 1.50%
237,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26(d)	233,558
400,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	406,599
		640,157
	COMMERCIAL SERVICES & SUPPLIES — 0.81%
339,000	Element Fleet Management Corp., 5.64%, 3/13/27(b)	344,594

	COMMERCIAL SUPPORT SERVICES — 0.51%
216,000	Prime Security Services Borrower LLC, 5.75%, 4/15/26(b)	215,684

	CONSUMER FINANCE — 0.94%
396,000	American Express Co., 5.10%, 2/16/28	400,733

	DIVERSIFIED FINANCIAL SERVICES — 0.98%
408,000	National Rural Utilities Cooperative Finance Corp., 5.60%, 11/13/26	415,549
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — 4.22%
$419,000	Southern California Edison Co., 4.90%, 6/01/26	$419,303
126,000	Vistra Operations Co. LLC, 5.05%, 12/30/26(b)	126,358
380,000	Duke Energy Corp., 4.85%, 1/05/27(d)	382,484
133,000	Georgia Power Co., 5.00%, 2/23/27	134,672
400,000	FirstEnergy Corp., 3.90%, 7/15/27	393,310
350,000	Entergy Louisiana LLC, 3.25%, 4/01/28	338,480
		1,794,607
	FOOD — 0.79%
337,000	Mars, Inc., 4.60%, 3/01/28(b)	338,355

	HOME CONSTRUCTION — 0.79%
335,000	Meritage Homes Corp., 5.13%, 6/06/27	337,344

	HOTELS, RESTAURANTS & LEISURE — 0.74%
315,000	Carnival Corp., 5.75%, 3/01/27(b)	315,198

	INSTITUTIONAL FINANCIAL SERVICES — 0.99%
70,000	LPL Holdings, Inc., 5.70%, 5/20/27	71,153
350,000	Sumitomo Mitsui Trust Bank Ltd., 4.45%, 9/10/27(b)	349,775
		420,928
	INSURANCE — 6.75%
292,000	Corebridge Global Funding, 5.75%, 7/02/26(b)	296,292
257,000	New York Life Global Funding, Class B, 5.45%, 9/18/26(b)	261,297
439,000	SBL Holdings, Inc., 5.13%, 11/13/26(b)	434,184
322,000	Jackson National Life Global Funding, 4.90%, 1/13/27(b)	323,401
279,000	Aon North America, Inc., 5.13%, 3/01/27	282,012
400,000	F&G Global Funding, 5.88%, 6/10/27(b)	408,117
425,000	Athene Global Funding, 5.35%, 7/09/27(b)	430,769
345,000	GA Global Funding Trust, 4.40%, 9/23/27(b)	342,969
96,000	Sammons Financial Group Global Funding, 5.05%, 1/10/28(b)	97,132
		2,876,173
	METALS & MINING — 0.34%
146,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28	146,849

	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.11%
489,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	473,807

	MULTI-UTILITIES — 0.87%
390,000	Ameren Corp., 1.95%, 3/15/27	371,452

	OIL & GAS PRODUCERS — 2.23%
333,000	Permian Resources Operating LLC, 8.00%, 4/15/27(b)	339,293
274,000	ONEOK, Inc., 4.25%, 9/24/27	271,573
340,000	APA Corp, 4.88%, 11/15/27(b)	340,839
		951,705
	OIL, GAS & CONSUMABLE FUELS — 0.26%
109,000	Diamondback Energy, Inc., 5.20%, 4/18/27	110,335

	REIT — 2.01%
208,000	VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/26(b)	205,727
425,000	Brixmor Operating Partnership LP, 3.90%, 3/15/27	417,744
245,000	Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	230,592
		854,063
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.52%
220,000	Broadcom, Inc., 5.05%, 7/12/27	222,773

	SOFTWARE — 0.74%
312,000	Synopsys, Inc., 4.65%, 4/01/28	313,784

See accompanying notes to financial statements.	17

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SPECIALTY FINANCE — 3.08%
$502,000	Ladder Capital Finance Holdings LLLP, Class B, 5.25%, 10/01/25(b)	$500,478
248,000	OneMain Finance Corp., 3.50%, 1/15/27	237,691
450,000	AerCap Ireland Capital DAC, 6.10%, 1/15/27	460,121
113,000	Avolon Holdings Funding Ltd, 4.95%, 1/15/28(b)	112,526
		1,310,816
	TECHNOLOGY HARDWARE — 0.74%
316,000	Dell International LLC / EMC Corp, 4.75%, 4/01/28	317,445

	TECHNOLOGY SERVICES — 0.69%
292,000	Fiserv, Inc., 5.15%, 3/15/27	294,854

	TELECOMMUNICATIONS — 0.64%
273,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 5.15%, 3/20/28(b)	273,639

	TRANSPORTATION & LOGISTICS — 1.30%
258,000	United Airlines, Inc., 4.38%, 4/15/26(b)	253,897
300,000	Delta Air Lines, Inc./ SkyMiles IP Ltd, 4.75%, 10/20/28(b)	298,754
		552,651
	Total (Cost $23,566,793)	23,820,555

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 28.05%
298,145	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 3.63%, 9/14/27(b)	297,012
240,000	Americredit Automobile Receivables Trust, Series 1 , Class C, 2.98%, 9/20/27	236,503
1,288,000	Hertz Vehicle Financing III LP, Series 2A , Class A, 1.68%, 12/27/27(b)	1,229,981
590,000	Avis Budget Rental Car Funding AESOP LLC, Series 3A , Class A, 5.44%, 2/22/28(b)	597,512
545,000	AmeriCredit Automobile Receivables Trust, Series 2 , Class C, 5.32%, 4/18/28	550,544
200,000	BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29	206,079
500,000	PFS Financing Corp., Series D , Class A, 5.34%, 4/16/29(b)	508,859
810,000	Synchrony Card Funding LLC, Series A1 , Class A, 5.54%, 7/15/29	820,902
683,000	Enterprise Fleet Financing, Series 1 , Class A3, 5.42%, 10/22/29(b)	691,401
392,000	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 5.41%, 11/14/29(b)	396,241
450,000	Santander Drive Auto Receivables Trust 2025-2 , 4.87%, 5/15/31	451,412
274,310	ARI Fleet Lease Trust, Series B , Class A2, 6.05%, 7/15/32(b)	276,786
424,000	Affirm Master Trust, Series 1A , Class A, 4.99%, 2/15/33(b)	426,211
328,398	Fannie Mae , 6.91%, 7/01/36 (H15T1Y + 219.40 bps)(c)	338,531
608,400	OPG Trust, Series 2021-PORT , Class C, 5.27%, 10/15/36(b)	604,597
364,337	BX Trust, Series 2021-RISE , Class C, 5.88%, 11/15/36(b)	359,783
397,106	Hilton Grand Vacations Trust, Series 2024-3A , Class A, 4.98%, 8/27/40(b)	399,974
332,281	Sierra Timeshare 2024-2 Receivables Funding LLC, Series 2A , Class A, 5.14%, 6/20/41(b)	336,066
188,261	Sierra Timeshare Receivables Funding LLC, Series 3A , Class A, 4.83%, 8/20/41(b)	188,451
529,000	Tricon Residential Trust, Series 2025-SFR , Class A, 5.40%, 3/17/42 (TSFR1M + 110 bps)(b)(c)	528,999
498,227	MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42(b)	493,790
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$400,000	HINNT LLC, Series 2025-A , Class A, 5.01%, 3/15/44(b)	$401,904
357,000	Morgan Stanley Bank of America, Series C31 , Class A5, 3.10%, 11/15/49	344,986
468,569	SMB Private Education Loan Trust, Series 2021-B , Class A, 1.31%, 7/17/51(b)(d)	435,857
400,000	Navient Refinance Loan Trust, Series A , Class A, 5.15%, 2/16/55(b)	401,070
75,000	Benchmark Mortgage Trust, Series 2023-V2 , Class A3, 5.81%, 5/15/55	76,878
228,000	BMO Mortgage Trust, Series 2023-5C1 , 7.12%, 8/15/56	241,224
100,000	BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%, 9/15/56	107,031
	Total (Cost $11,874,941)	11,948,584

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.94%
394,041	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.75%, 11/15/38(b)	391,948
372,496	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.93%, 11/15/38(b)	370,983
299,119	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.70%, 12/15/38(b)	297,998
261,884	SMR Mortgage Trust, Series 2022-IND, Class A, 5.96%, 2/15/39(b)	259,155
2,785	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(b)	2,780
3,606	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	3,564
89,360	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	88,970
415,092	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	398,748
410,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	391,082
225,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	219,943
100,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	106,145
	Total (Cost $2,519,574)	2,531,316

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.63%
913	Fannie Mae, Series 152, Class PC, 1.75%, 8/25/42	910
11,980	Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42	11,818
320,608	Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43	309,523
187,230	Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43	182,437
122,164	Fannie Mae, Series 71, Class PD, 2.50%, 3/25/43	120,610
265,000	Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47	260,255
577,452	Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 8/25/49(b)	523,298
150,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	145,788
400,000	Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.36%, 7/15/56	416,898
	Total (Cost $2,061,787)	1,971,537

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 2.28%
1,000,000	United States Treasury Note, 2.75%, 2/15/28	969,375
	Total (Cost $967,708)	969,375

18	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 1.00%
$424,400	United States Treasury Note, 4.13%, 11/15/27	$426,837
	Total (Cost $421,973)	426,837

Shares		Fair Value
MONEY MARKET FUNDS — 1.82%
775,821	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(e)	775,821

	Total Money Market Funds
	(Cost $775,821)	775,821

Total Investments— 100.24%
(Cost $42,440,859)		42,693,425

Liabilities in Excess of Other Assets — (0.24)%		(103,106)

NET ASSETS — 100.00%		$42,590,319

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $1,051,903, which represents 2.5% of net assets.
(e)	Represents the current yield as of report date.

See accompanying notes to financial statements.	19

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 5.55%
$100,000	BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29	$103,040
183,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A , Class A, 5.36%, 6/20/30(a)	186,774
148,063	Fannie Mae-Aces, Series M1 , Class 1A3, 3.43%, 1/25/33	138,087
100,000	BANK Trust, Series 2024-BNK48 , Class A5, 5.05%, 9/15/34	99,948
62,689	United States Small Business Administration, Series 2015-20G , Class 1, 2.88%, 7/01/35(b)	58,993
26,000	BMO Mortgage Trust, Series 2023-5C1 , 7.12%, 8/15/56	27,508
150,000	BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%, 9/15/56	160,547
150,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	157,083
100,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	105,017
	Total (Cost $1,031,696)	1,036,997

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 34.43%
	Fannie Mae — 21.54%
139,457	4.00%, 12/01/33, Pool #MA1689	137,501
35,185	4.00%, 12/01/36, Pool #MA2856	34,542
35,098	4.00%, 2/01/37, Pool #MA2914	34,461
337,744	1.50%, 12/01/40, Pool #MA4202	280,877
115,127	6.00%, 9/01/43, Pool #MA5158	117,728
33,159	4.00%, 5/01/47, Pool #BE9598	31,283
98,006	3.50%, 12/01/47, Pool #CA0833	89,502
43,429	5.00%, 8/01/48, Pool #CA2219	43,379
43,927	3.50%, 9/01/49, Pool #BJ9608	40,040
52,148	3.50%, 10/01/49, Pool #CA4431	47,471
79,451	3.00%, 3/01/50, Pool #FM2714	69,775
179,222	3.00%, 7/01/50, Pool #CA6421	156,368
181,933	3.00%, 7/01/50, Pool #CA6422	158,733
148,620	2.00%, 8/01/50, Pool #CA6799	119,885
166,086	2.50%, 8/01/50, Pool #CA6707	141,030
228,486	2.00%, 9/01/50, Pool #CA7019	184,044
267,072	2.50%, 9/01/50, Pool #BQ2883	224,618
124,340	2.50%, 9/01/50, Pool #BQ0538	104,264
412,939	3.50%, 9/01/50, Pool #FS5284	375,849
327,313	2.00%, 10/01/50, Pool #CA7224	263,122
263,597	2.50%, 10/01/50, Pool #FM4638	221,546
244,660	2.50%, 10/01/50, Pool #FM4530	205,625
169,497	4.00%, 7/01/52, Pool #FS2516	158,482
385,417	4.50%, 11/01/52, Pool #FS6858	369,307
123,145	5.00%, 11/01/52, Pool #CB5278	121,148
289,650	6.00%, 5/01/54, Pool #FM2472	296,753
		4,027,333
	Freddie Mac — 12.29%
82,423	4.00%, 12/01/35, Pool #ZA2401	81,017
51,169	4.00%, 3/01/39, Pool #ZA6403	49,929
173,585	2.00%, 12/01/40, Pool #RB5090	148,432
111,858	3.50%, 1/01/47, Pool #ZT0941	102,595
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
84,415	3.00%, 12/01/51, Pool #SD8184	73,806
104,069	3.50%, 6/01/52, Pool #SD2670	95,153
161,164	4.50%, 6/01/52, Pool #SD1265	155,348
161,658	4.50%, 8/01/52, Pool #SD1515	154,907
240,210	5.00%, 9/01/52, Pool #RA7936	236,825
166,012	4.00%, 2/01/53, Pool #SD7560	156,564
147,536	5.50%, 2/01/53, Pool #QF8052	148,482
171,865	5.00%, 3/01/53, Pool #SD2390	169,403
86,534	6.00%, 5/01/53, Pool #SD3072	88,706
146,997	6.00%, 7/01/53, Pool #SD3223	150,738
188,289	5.50%, 6/01/54, Pool #SD5479	189,102
289,605	6.00%, 9/01/54, Pool #SD6337	296,467
		$2,297,474
	Ginnie Mae II — 0.60%
24,782	5.00%, 11/20/38, Pool #4283	24,538
92,768	4.00%, 7/20/52, Pool #786280	87,132
		111,670
	Total (Cost $6,995,975)	6,436,477

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.91%
118,130	Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31	117,754
62,226	Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33	58,877
175,000	Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33	162,349
221,066	Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33	226,332
64,442	Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33	59,831
26,580	Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33	25,947
153,394	Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34	155,527
103,739	Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35	106,333
36,844	Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37	36,194
519,334	Fannie Mae-Aces, Series M1, Class 2A1, 3.94%, 12/25/37	503,433
151,806	Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38	146,331
54,236	Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40	51,245
147,427	Ginnie Mae, Series 137, Class WA, 5.59%, 7/20/40	151,268
150,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	146,904
100,000	Progress Residential Trust, 3.40%, 2/17/42(a)	93,407
173,139	Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42	161,939
21,231	Fannie Mae, Series 2016-49, Class DA, 3.50%, 10/25/42	21,092
118,732	Fannie Mae, Series 2012-150, Class KA, 1.75%, 1/25/43	99,073
147,494	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	134,227
315,000	Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44	305,083
40,440	Ginnie Mae, Series 2015-162, Class EB, 2.50%, 9/20/44	38,132
340,785	Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45	301,556
154,257	Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45	145,044
91,315	Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45	88,660
124,591	Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46	105,003
196,786	Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46	179,914
96,205	Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47	96,500

20	See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
233,279	Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48	208,602
191,073	Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49	165,684
195,753	Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52	190,144
	Total (Cost $4,412,908)	$4,282,385

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.88%
135,028	Freddie Mac Multifamily Structured Pass Through, Series K049, Class A2, 3.01%, 7/25/25	134,278
295,923	Fannie Mae-Aces, Series 2015-M17, Class A2, 2.91%, 11/25/25	293,331
210,000	Freddie Mac Multifamily Structured Pass Through, Series K060, Class A2, 3.30%, 10/25/26	206,774
484,432	Freddie Mac Multifamily Structured Pass Through, Series K061, Class A2, 3.35%, 11/25/26	476,170
376,895	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%, 2/25/27	367,893
198,036	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	193,475
125,000	Freddie Mac Multifamily Structured Pass Through, Series K066, Class A2, 3.12%, 6/25/27 (Special footnote)	122,155
157,816	Freddie Mac Multifamily Structured Pass Through, Series K069, Class A2, 3.19%, 9/25/27	153,921
275,000	Freddie Mac Multifamily Structured Pass Through, Series K079, Class A2, 3.93%, 6/25/28	272,062
381,552	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.36%, 7/25/28	372,149
3,005	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	2,970
	Total (Cost $2,660,674)	2,595,178

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.65%
60,000	Federal Home Loan Banks, 1.90%, 10/07/31	51,909
86,000	Federal Farm Credit Banks Funding Corp., 2.40%, 3/24/36	69,049
	Total (Cost $121,907)	120,958

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.43%
	Wisconsin — 0.43%
$80,000	State of Wisconsin, TXB, Revenue Bonds, Pension Fundings Series A, (AGM), 5.70%,5/1/26(b)	80,624
	Total (Cost $81,158)	80,624

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 13.06%
980,000	United States Treasury Note, 0.63%, 8/15/30	822,013
1,150,200	United States Treasury Note, 1.13%, 2/15/31(b)	979,018
700,000	United States Treasury Note, 2.75%, 8/15/32(b)	640,008
	Total (Cost $2,503,935)	2,441,039

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 10.01%
1,350,000	United States Treasury Strip Coupon, 0.00%, 5/15/29	1,145,375
1,000,000	United States Treasury Strip Coupon, 0.00%, 11/15/32	725,946
Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — (continued)

	Total (Cost $1,838,197)	$1,871,321

Shares		Fair Value
MONEY MARKET FUNDS — 1.17%
218,679	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(c)	218,679

	Total Money Market Funds
	(Cost $218,679)	218,679

Total Investments— 102.09%
(Cost $19,865,129)		19,083,658

Liabilities in Excess of Other Assets — (2.09)%		(391,224)

NET ASSETS — 100.00%		$18,692,434

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)

All or a portion of the securities are held in a separate collateral account at US Bank.

The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $572,317, which represents 3.1% of net assets.

(c)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
TXB	Taxable Bond

See accompanying notes to financial statements.	21

Sterling Capital Total Return Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 20.44%
	AEROSPACE & DEFENSE — 0.79%
$2,740,000	BAE Systems PLC, 5.13%, 3/26/29(a)	$2,782,200
1,667,000	Boeing Co., (The), 6.30%, 5/01/29	1,748,169
1,273,000	Boeing Co,. (The), 6.53%, 5/01/34	1,364,002
2,013,000	Howmet Aerospace, Inc., 5.95%, 2/01/37	2,106,963
1,396,000	Boeing Co., (The), 5.71%, 5/01/40	1,357,060
2,723,000	RTX Corp., 4.50%, 6/01/42	2,395,155
		11,753,549
	ASSET MANAGEMENT — 0.40%
1,606,000	Apollo Debt Solutions BDC, 6.90%, 4/13/29	1,666,348
1,347,000	Ares Capital Corp., 5.95%, 7/15/29	1,368,857
1,461,000	Blackstone Private Credit Fund, 5.95%, 7/16/29	1,476,799
1,475,000	Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y + 323.70 bps)(a)(b)	1,422,674
		5,934,678
	AUTOMOBILES — 0.09%
1,397,000	Ford Motor Co., 6.10%, 8/19/32	1,369,765

	BANKING — 0.21%
2,221,000	Mitsubishi UFJ Financial Group Inc, 2.49%, 10/13/32 (H15T1Y + 97 bps)(b)	1,910,930
1,116,000	Bank of America Corp., 5.74%, 2/12/36 (SOFRRATE + 169.70 bps)(b)	1,113,868
		3,024,798
	BANKS — 3.91%
3,659,000	Macquarie Group Ltd., 1.34%, 1/12/27 (SOFR + 107 bps)(a)(b)	3,566,340
2,864,000	Fifth Third Bancorp, 4.06%, 4/25/28(c)	2,828,658
2,893,000	Wells Fargo & Co., MTN, 4.81%, 7/25/28(c)	2,902,283
5,994,000	Bank of America Corp., 3.42%, 12/20/28(c)	5,808,936
1,981,000	Huntington Bancshares, Inc., 6.21%, 8/21/29	2,062,163
2,004,000	KeyCorp, 2.55%, 10/01/29	1,812,339
4,899,000	JPMorgan Chase & Co., 5.01%, 1/23/30	4,953,404
2,376,000	Citizens Financial Group, Inc., 5.84%, 1/23/30	2,440,533
1,536,000	Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)(b)	1,560,829
3,571,000	First Citizens BancShares, Inc., 3.38%, 3/15/30 (TSFR3M + 247 bps)(b)	3,570,936
4,192,000	Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30	3,671,596
3,748,000	Wells Fargo & Co., 2.88%, 10/30/30	3,454,284
3,292,000	Citigroup, Inc., 2.98%, 11/05/30	3,031,454
3,554,000	Toronto-Dominion Bank (The), 3.63%, 9/15/31 (USSW5 + 220.50 bps)(b)	3,482,218
3,128,000	Westpac Banking Corp., GMTN, 4.32%, 11/23/31 (USISOA05 + 224 bps)(b)	3,101,373
4,161,000	JPMorgan Chase & Co., 4.91%, 7/25/33	4,127,913
1,760,000	US Bancorp, Series AA, 5.85%, 10/21/33 (SOFR + 209 bps)(b)	1,823,976
3,482,000	Bank of America Corp., 5.29%, 4/25/34(c)	3,497,729
		57,696,964
	BEVERAGES — 0.39%
1,036,000	Constellation Brands Inc, 4.90%, 5/01/33	1,010,736
2,641,000	Bacardi Ltd / Bacardi-Martini BV, 5.40%, 6/15/33(a)	2,587,354
2,144,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46	1,964,784
		5,562,874
	BIOTECH & PHARMA — 0.29%
2,059,000	Pfizer Investment Enterprises Pte Ltd, 4.65%, 5/19/30	2,069,598
2,137,000	CSL Finance PLC, 4.25%, 4/27/32(a)	2,045,081
		4,114,679
	BIOTECHNOLOGY — 0.23%
3,382,000	Amgen, Inc., 5.25%, 3/02/30	3,459,157

	CABLE & SATELLITE — 0.22%
1,583,000	Charter Communications Operating LLC, 6.10%, 6/01/29	1,634,527
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	CABLE & SATELLITE — (continued)
$1,583,000	Charter Communications Operating LLC, 6.55%, 6/01/34	$1,628,390
		3,262,917
	CAPITAL MARKETS — 1.31%
2,125,000	Blue Owl Capital Corp., 3.40%, 7/15/26	2,075,626
4,031,000	Morgan Stanley, 3.59%, 7/22/28	3,930,597
1,893,000	Ares Management Corp., 6.38%, 11/10/28	1,996,157
1,805,000	Jefferies Financial Group, Inc., 4.15%, 1/23/30	1,729,604
3,509,000	BlackRock, Inc., 1.90%, 1/28/31(d)	3,036,597
2,284,000	FactSet Research Systems, Inc., 3.45%, 3/01/32	2,056,488
4,389,000	Morgan Stanley, MTN, 5.25%, 4/21/34	4,391,168
		19,216,237
	CONSUMER SERVICES — 0.31%
2,317,000	Duke University, 3.30%, 10/01/46	1,716,995
3,898,000	Lehigh University, 3.48%, 11/15/46	2,857,161
		4,574,156
	DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
2,646,000	AT&T, Inc., 3.50%, 6/01/41	2,041,502

	ELECTRIC UTILITIES — 1.87%
3,246,000	NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32	2,773,097
1,957,000	Southern California Edison Co., 5.95%, 11/01/32	2,009,448
2,683,000	DTE Electric Co., 5.20%, 4/01/33	2,716,320
2,688,000	Georgia Power Co., 4.95%, 5/17/33	2,669,459
2,022,000	CenterPoint Energy Houston Electric LLC, 5.15%, 3/01/34	2,021,251
2,206,000	Duke Energy Florida LLC, 6.40%, 6/15/38	2,401,879
3,106,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,642,403
3,670,000	Duke Energy Progress LLC, 3.60%, 9/15/47	2,705,871
2,529,000	Puget Sound Energy, Inc., 4.22%, 6/15/48	2,042,556
2,037,000	Entergy Louisiana LLC, 5.70%, 3/15/54	2,008,408
1,421,000	Southern California Edison Co., 5.75%, 4/15/54	1,335,501
621,000	Nevada Power Co., 6.25%, 5/15/55 (H15T5Y + 193.60 bps)(b)	614,393
1,614,000	Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y + 220.70 bps)(b)	1,602,662
		27,543,248
	ENERGY EQUIPMENT & SERVICES — 0.09%
1,423,000	Halliburton Co., 4.85%, 11/15/35	1,365,015

	FINANCIAL SERVICES — 0.13%
2,074,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	1,876,429
	FOOD — 0.29%
2,277,000	Mars, Inc., 5.20%, 3/01/35(a)	2,288,400
2,323,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	2,010,595
		4,298,995
	GAS & WATER UTILITIES — 0.14%
2,396,000	Sempra Global, 3.25%, 1/15/32(a)	2,024,489

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.18%
2,576,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30	2,689,081

	HEALTH CARE FACILITIES & SERVICES — 0.21%
1,446,000	IQVIA, Inc., 6.25%, 2/01/29	1,505,691
1,607,000	HCA, Inc., 5.50%, 6/01/33	1,613,010
		3,118,701
	HOTELS, RESTAURANTS & LEISURE — 0.11%
1,702,000	Carnival Corp., 4.00%, 8/01/28(a)	1,628,303

	HOUSEHOLD DURABLES — 0.14%
2,148,000	Meritage Homes Corp., 3.88%, 4/15/29(a)	2,044,715

	HOUSEHOLD PRODUCTS — 0.13%
2,275,000	SC Johnson & Son, Inc., 4.75%, 10/15/46(a)	1,973,502

	INSTITUTIONAL FINANCIAL SERVICES — 0.14%
1,937,000	LPL Holdings, Inc., 6.75%, 11/17/28	2,047,834

22	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	INSURANCE — 2.26%
$2,806,000	SBL Holdings, Inc., 5.13%, 11/13/26(a)	$2,775,217
2,147,000	GA Global Funding Trust, 5.50%, 1/08/29(a)	2,190,237
2,214,000	AXIS Specialty Finance LLC, 3.90%, 7/15/29	2,128,192
1,349,000	American National Global Funding, 5.55%, 1/28/30(a)	1,373,845
2,338,000	Fortitude Group Holdings LLC, 6.25%, 4/01/30(a)	2,363,595
1,333,000	RGA Global Funding, 5.50%, 1/11/31(a)	1,370,049
1,793,000	Sammons Financial Group, Inc., 3.35%, 4/16/31(a)	1,605,216
1,583,000	Enstar Group Ltd., 3.10%, 9/01/31	1,364,620
1,341,000	American National Group Inc, 6.14%, 6/13/32(a)	1,359,365
1,764,000	Athene Holding Ltd., 5.88%, 1/15/34	1,791,582
1,370,000	F&G Annuities & Life, Inc., 6.25%, 10/04/34	1,326,878
1,394,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	1,314,079
1,639,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,011,936
3,454,000	Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45(a)	3,448,912
1,572,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	1,595,810
1,349,000	Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y + 264.60 bps)(b)	1,340,214
1,341,000	Athene Holding Ltd., 6.63%, 10/15/54	1,327,913
2,700,000	Meiji Yasuda Life Insurance Co., 6.10%, 6/11/55(a)	2,690,506
		33,378,166
	INTERACTIVE MEDIA & SERVICES — 0.11%
1,681,000	Meta Platforms, Inc., 5.40%, 8/15/54	1,647,053

	INTERNET & DIRECT MARKETING RETAIL — 0.14%
3,517,000	Amazon.com, Inc., 2.70%, 6/03/60(d)	2,044,449

	IT SERVICES — 0.14%
2,087,000	Gartner, Inc., 4.50%, 7/01/28(a)	2,046,183

	METALS & MINING — 0.51%
1,914,000	Newmont Corp., 2.80%, 10/01/29	1,778,205
2,024,000	Anglo American Capital PLC, 5.50%, 5/02/33(a)	2,034,077
1,701,000	Steel Dynamics, Inc., 5.38%, 8/15/34	1,705,540
2,075,000	Freeport-McMoRan Inc, 5.45%, 3/15/43	1,945,623
		7,463,445
	MULTI-UTILITIES — 0.28%
2,523,000	Sempra, 3.80%, 2/01/38	2,074,814
2,343,000	CMS Energy Corp., 4.70%, 3/31/43	2,030,084
		4,104,898
	OIL & GAS PRODUCERS — 0.35%
1,402,000	Antero Resources Corp., 5.38%, 3/01/30(a)	1,376,492
2,180,000	Energy Transfer LP, 3.75%, 5/15/30	2,061,196
1,903,000	APA Corp, 5.10%, 9/01/40(a)	1,652,957
		5,090,645
	OIL, GAS & CONSUMABLE FUELS — 0.87%
1,010,000	Hess Corp., 7.88%, 10/01/29(d)	1,135,649
2,200,000	Aker BP ASA, 3.75%, 1/15/30(a)	2,078,485
2,415,000	Pioneer Natural Resources Co., 1.90%, 8/15/30	2,099,025
1,896,000	Targa Resources Corp., 6.50%, 3/30/34	2,024,487
1,414,000	Diamondback Energy, Inc., 5.40%, 4/18/34	1,411,650
2,289,000	MPLX LP, 4.50%, 4/15/38	2,009,944
1,878,000	ONEOK, Inc., 7.15%, 1/15/51	2,039,871
		12,799,111
	REIT — 1.11%
3,279,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/15/28(a)(d)	3,172,224
2,764,000	LXP Industrial Trust, 2.70%, 9/15/30	2,431,905
2,961,000	Store Capital LLC, 2.75%, 11/18/30	2,595,624
2,373,000	Tanger Properties LP, 2.75%, 9/01/31	2,046,306
2,183,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	2,036,808
1,996,000	Prologis Targeted US Logistics Fund LP, 5.50%, 4/01/34(a)	2,021,651
2,163,000	Phillips Edison Grocery Center, 4.95%, 1/15/35	2,053,990
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	REIT — (continued)
		$16,358,508
	RETAIL - DISCRETIONARY — 0.27%
$2,087,000	O'Reilly Automotive Inc, 4.20%, 4/01/30	2,036,284
2,147,000	Home Depot, Inc., (The), 2.70%, 4/15/30	1,970,620
		4,006,904
	SEMICONDUCTORS — 0.50%
2,130,000	Broadcom, Inc., 4.15%, 11/15/30	2,061,484
3,286,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	3,416,177
1,830,000	Intel Corp., 5.20%, 2/10/33	1,806,884
		7,284,545
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.32%
1,534,000	Marvell Technology, Inc., 2.95%, 4/15/31	1,368,967
1,312,000	Marvell Technology, Inc., 5.95%, 9/15/33	1,368,501
2,116,000	Broadcom, Inc., 4.93%, 5/15/37(a)	2,034,498
		4,771,966
	SOFTWARE — 0.11%
1,644,000	Oracle Corp, 6.13%, 8/03/65	1,641,737

	SPECIALTY FINANCE — 0.41%
1,986,000	Avolon Holdings Funding Ltd., 5.75%, 3/01/29(a)	2,022,611
2,565,000	AerCap Ireland Capital DAC, 6.15%, 9/30/30	2,706,955
1,296,000	Ally Financial Inc., 5.54%, 1/17/31 (SOFRINDX + 173 bps)(b)	1,289,444
		6,019,010
	TECHNOLOGY HARDWARE — 0.11%
1,592,000	Dell International LLC / EMC Corp., 5.40%, 4/15/34	1,604,336

	TECHNOLOGY SERVICES — 0.33%
3,194,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	2,804,722
2,083,000	Verisk Analytics, Inc., 5.25%, 3/15/35	2,080,385
		4,885,107
	TELECOMMUNICATIONS — 0.48%
2,305,000	AT&T, Inc., 4.30%, 2/15/30	2,269,326
2,230,000	Sprint Capital Corp, 8.75%, 3/15/32	2,682,007
1,996,000	T-Mobile USA, Inc., 6.00%, 6/15/54	2,037,384
		6,988,717
	TOBACCO & CANNABIS — 0.28%
2,073,000	Philip Morris International, Inc., 5.13%, 2/15/30	2,113,753
1,933,000	BAT Capital Corp., 6.42%, 8/02/33	2,063,066
		4,176,819
	TRANSPORTATION & LOGISTICS — 0.14%
2,132,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,001,649
	Total (Cost $304,603,038)	300,934,836

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.08%
	Alabama — 0.18%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue Series B, 4.26%,9/15/32(d)	2,616,904
	California — 0.09%
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.63%,3/1/40(d)	1,377,287
	New York — 0.81%
5,000,000	City of New York NY, 5.68%,10/1/33	5,322,823
345,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds Series C2, 5.18%,11/15/49	310,452
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.00%,11/1/33	6,258,547
	Total (Cost $16,451,684)	15,886,013

See accompanying notes to financial statements.	23

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 12.44%
$8,720,000	Carvana Auto Receivables Trust, Series P2 , Class B, 1.27%, 3/10/27	$8,460,938
6,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 1A , Class A, 1.38%, 8/20/27(a)	6,017,139
5,024,000	BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29	5,176,705
5,730,000	CarMax Auto Owner Trust, Series 4 , Class A4, 5.96%, 5/15/29	5,918,560
7,101,000	Enterprise Fleet Financing, Series 1 , Class A3, 5.42%, 10/22/29(a)	7,188,342
13,050,000	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 5.41%, 11/14/29(a)	13,191,200
4,543,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A , Class A, 6.02%, 2/20/30(a)	4,741,381
3,127,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A , Class A, 5.36%, 6/20/30(a)	3,191,483
17,494,000	Hertz Vehicle Financing III LLC, Series 2A , Class A, 5.48%, 1/27/31(a)	17,738,410
5,625,000	ARI Fleet Lease Trust, Series B , Class A3, 5.89%, 7/15/32(a)	5,763,867
255,394	New Century Home Equity Loan Trust, Series 4 , Class M1, 5.56%, 10/25/33(d)	254,637
15,708	RAAC Trust, STEP, Series 2004-SP1 , Class AI3, 6.12%, 3/25/34	15,575
11,959,000	Ford Credit Auto Owner Trust, Series 2 , Class A, 1.53%, 5/15/34(a)	11,409,572
1,196,597	Saxon Asset Securities Trust, Series 3 , Class M1, 5.34%, 12/26/34 (TSFR1M + 101 bps)(b)	1,157,547
3,950,000	OneMain Financial Issuance Trust, Series S1 , Class A, 4.13%, 5/14/35(a)	3,930,171
20,805,000	OneMain Financial Issuance Trust, Series 1A , Class A1, 1.55%, 6/16/36(a)	19,715,736
4,830,150	OPG Trust, Series 2021-PORT , Class C, 5.27%, 10/15/36(a)	4,799,962
2,863,975	BX Trust, Series 2021-RISE , Class C, 5.88%, 11/15/36(a)	2,828,175
10,000,000	Reese Park CLO Ltd., Series 1A , Class ARR, 5.62%, 1/15/38 (TSFR3M + 132 bps)(a)(b)	9,981,880
3,992,975	MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42(a)	3,957,411
13,518,803	Freddie Mac , 1.50%, 7/25/50	10,318,645
2,002,000	BMO Mortgage Trust, Series 2023-5C1 , 7.12%, 8/15/56	2,118,114
3,607,000	BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%, 9/15/56	3,860,619
13,747,981	SMB Private Education Loan Trust, Series 2024-E , Class A-1A, 5.09%, 10/16/56(a)	13,853,633
7,392,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	7,741,102
9,377,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	9,847,422
	Total (Cost $183,624,282)	183,178,226

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.90%
2,718,496	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	2,655,886
4,143,365	FRESB Mortgage Trust, Series SB52, Class A10F, 3.46%, 6/25/28	4,016,389
1,396,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	1,448,018
5,293,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	5,483,986
1,476,190	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 6/25/29	1,407,604
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,386,000	Freddie Mac Multifamily Structured Pass Through, Series K153, Class A3, 3.12%, 10/25/31	$3,123,823
8,536,000	Freddie Mac Multifamily Structured Pass Through, Series K155, Class A3, 3.75%, 4/25/33	8,075,320
36,602	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	36,650
38,033	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	37,404
9,012	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34(d)	8,983
1	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 6.77%, 6/25/37	1
3,080,414	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.75%, 11/15/38(a)	3,064,050
2,929,389	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.93%, 11/15/38(a)	2,917,488
2,722,765	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.70%, 12/15/38(a)	2,712,555
2,597,776	SMR Mortgage Trust, Series 2022-IND, Class A, 5.96%, 2/15/39(a)	2,570,704
24,814	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(a)	24,771
59,010	Freddie Mac, Series 4710, Class GA, 3.00%, 3/15/44	58,642
1,201,144	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)	1,147,117
23,791	COMM Mortgage Trust, 3.69%, 8/10/47	23,437
49,648	GS Mortgage Securities Trust, 3.93%, 9/12/47	49,297
1,337,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48	1,328,095
2,812,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	2,786,043
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	4,144,153
2,562,000	Morgan Stanley Capital I Trust, Series BNK2, Class A4, 3.05%, 11/15/49	2,476,097
2,209,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/15/49	2,161,334
1,517,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49	1,485,777
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49	5,090,584
723,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	707,897
530,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	505,545
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	3,657,893
1,337,000	Citigroup Commercial Mortgage Trust, Series P7, Class A4, 3.71%, 4/14/50	1,295,672
7,241,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	7,011,538
8,591,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	8,346,857
8,910,000	Morgan Stanley Capital I, Series HR2, Class A4, 3.59%, 12/15/50	8,610,576
9,850,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	9,627,041
3,447,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	3,370,382
3,127,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	3,230,946
8,156,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	8,547,649

24	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$6,548,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	$6,837,657
5,789,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	6,144,757
8,434,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	8,686,575
2,940,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	3,051,073
2,002,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	2,078,093
7,717,000	BMO Mortgage Trust, Series 2024-C9, Class A5, 5.76%, 7/15/57	8,070,744
6,115,000	BMO Mortgage Trust, Series 2024-C9, Class AS, 6.13%, 7/15/57	6,392,918
4,185,000	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.48%, 11/15/57	4,296,089
1,620,000	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.73%, 11/15/57	1,641,511
	Total (Cost $164,546,984)	160,445,621

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.46%
452,736	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	447,556
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1, Class A2, 4.65%, 5/22/28(a)	6,823,942
2,107,000	BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28	2,243,810
324,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32	303,843
8,287,369	Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34	8,457,699
106,297	Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38	107,295
271,786	Fannie Mae, Series 2013-16, Class A, 1.75%, 1/25/40	269,935
164,138	Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40	166,378
2,406,174	Ginnie Mae, Series 2014-2, Class AG, 2.26%, 3/20/40	2,125,100
78,006	Freddie Mac, Series 4077, Class PJ, 3.50%, 11/15/40	77,698
730,000	Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40	689,869
495,867	Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41(d)	494,863
7,855,000	Progress Residential Trust, 3.40%, 2/17/42(a)	7,337,158
3,393,402	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	2,853,092
6,956,976	Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42	6,575,359
891,000	Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43	773,318
258,430	Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43	248,644
1,167,234	Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44	1,091,084
8,601,602	Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49	8,662,610
10,775,024	Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50	11,020,967
4,740,917	Freddie Mac, Series 5499, Class A, 5.50%, 10/25/52	4,845,197
	Total (Cost $65,362,127)	65,615,417

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 25.68%
	Fannie Mae — 14.78%
772	5.00%, 9/01/25, Pool #255892	770
765,583	4.00%, 12/01/33, Pool #MA1689	754,842
444,593	4.00%, 6/01/34, Pool #MA1922	437,203
412,365	4.00%, 3/01/35, Pool #MA2211	405,352
185,344	5.50%, 8/01/37, Pool #995082	189,238
2,051,380	3.50%, 8/01/38, Pool #FM2472	1,962,186
73,321	4.50%, 10/01/39, Pool #AC2645	71,942
81,224	5.00%, 6/01/40, Pool #AD4927	81,936
85,096	5.00%, 6/01/40, Pool #AD8718	85,842
4,778,475	4.00%, 8/01/40, Pool #FM4673	4,700,021
10,655,049	1.50%, 12/01/40, Pool #MA4202	8,861,008
162,778	4.50%, 12/01/40, Pool #AH1100	160,670
101,514	4.50%, 3/01/41, Pool #AB2467	100,084
178,518	4.50%, 5/01/41, Pool #AI1023	174,438
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$130,667	4.50%, 11/01/41, Pool #AJ4994	$128,853
147,768	4.50%, 12/01/41, Pool #AJ7696	145,626
372,494	3.50%, 6/01/42, Pool #AB5373	347,207
333,169	3.50%, 5/01/43, Pool #AB9368	310,545
642,980	3.50%, 5/01/43, Pool #AL3605	592,971
886,964	3.50%, 8/01/43, Pool #AU0613	824,535
166,380	4.50%, 11/01/44, Pool #MA2100	162,904
537,154	4.50%, 1/01/45, Pool #MA2158	525,154
636,859	4.00%, 3/01/45, Pool #MA2217(d)	603,874
584,856	4.00%, 6/01/46, Pool #MA2653	553,711
511,099	4.50%, 7/01/46, Pool #AS7568	498,835
690,642	4.00%, 11/01/46, Pool #MA2808	653,150
917,470	4.00%, 5/01/47, Pool #BE9598	865,559
1,169,100	4.00%, 8/01/47, Pool #BH5117	1,103,459
2,990,129	4.00%, 4/01/48, Pool #BM3900	2,816,986
1,063,141	5.00%, 8/01/48, Pool #CA2219	1,061,916
2,720,335	3.00%, 11/01/48, Pool #BM5822	2,407,933
9,234,942	4.50%, 11/01/48, Pool #BM7046	9,053,122
3,804,014	3.50%, 10/01/49, Pool #CA4431	3,462,855
5,400,199	3.00%, 3/01/50, Pool #FM2714	4,742,540
9,412,491	3.00%, 3/01/50, Pool #FM2870	8,310,394
6,281,558	2.00%, 7/01/50, Pool #CA6301	5,061,010
7,830,467	2.50%, 9/01/50, Pool #BQ0538	6,566,138
14,153,705	3.50%, 9/01/50, Pool #FS5284	12,882,467
3,254,807	3.00%, 10/01/50, Pool #CA7381	2,839,252
4,318,274	4.00%, 8/01/51, Pool #FS8708	4,055,497
3,940,592	3.00%, 11/01/51, Pool #CB2170	3,429,182
10,332,856	3.50%, 4/01/52, Pool #FS1185	9,335,603
13,242,974	3.50%, 4/01/52, Pool #FS1475	12,072,439
1,696,024	4.00%, 5/01/52, Pool #FS1790	1,582,640
8,011,286	4.50%, 6/01/52, Pool #FS2157	7,751,984
6,013,514	4.50%, 11/01/52, Pool #FS3809	5,762,602
5,824,759	5.00%, 11/01/52, Pool #CB5278	5,730,296
6,768,590	5.50%, 3/01/53, Pool #FS3925	6,824,207
7,118,885	4.50%, 5/01/53, Pool #CB6304	6,818,632
14,688,085	5.00%, 5/01/53, Pool #FS4929	14,642,975
8,806,311	5.50%, 5/01/53, Pool #FS4571	8,868,738
8,900,415	6.00%, 6/01/53, Pool #FS6616	9,095,711
10,790,427	5.50%, 7/01/53, Pool #FS5589	10,854,265
6,292,737	6.00%, 7/01/53, Pool #FS5233	6,448,021
18,886,195	6.00%, 9/01/53, Pool #CB7124	19,510,857
		217,290,177
	Freddie Mac — 10.53%
856	5.00%, 7/01/25, Pool #ZA1892	853
34,324	2.50%, 1/01/28, Pool #ZK4918	33,572
147,286	3.50%, 7/01/30, Pool #ZS8575	144,890
24,289	5.00%, 3/01/36, Pool #ZS4230	24,477
756,538	4.00%, 4/01/36, Pool #ZA2413	743,453
6,909	5.00%, 7/01/36, Pool #ZS1139	6,966
580,962	3.50%, 8/01/36, Pool #ZA2425	557,452
75,991	6.50%, 9/01/36, Pool #ZS4257	79,461
1,411,319	3.50%, 11/01/36, Pool #ZA2439	1,355,735
33,281	5.00%, 2/01/37, Pool #ZI5759	33,573
1,154,644	4.00%, 5/01/37, Pool #ZA2461	1,130,440
28,118	4.50%, 10/01/39, Pool #ZI9349	27,601
3,884,548	3.00%, 5/01/40, Pool #RB5049	3,581,405
87,762	5.00%, 6/01/40, Pool #ZA1049	88,531
217,626	5.00%, 7/01/40, Pool #ZJ0194	219,534
26,425	5.00%, 9/01/40, Pool #ZA1066	26,656
5,401,959	2.00%, 12/01/40, Pool #RB5090	4,619,193
316,515	4.00%, 12/01/42, Pool #ZS3671	302,746
247,712	3.50%, 5/01/43, Pool #ZL5915	230,892
126,578	4.00%, 5/01/44, Pool #ZA4468	120,154

See accompanying notes to financial statements.	25

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$65,089	4.00%, 7/01/44, Pool #ZS4573	$61,907
116,750	4.00%, 9/01/44, Pool #ZL8439	110,559
1,470,195	3.50%, 1/01/45, Pool #ZL8964	1,365,493
1,300,730	3.50%, 5/01/46, Pool #ZS4663	1,195,180
367,186	4.00%, 8/01/46, Pool #ZS4673	347,404
887,816	3.50%, 9/01/46, Pool #ZS4678	817,666
2,058,277	3.50%, 9/01/47, Pool #ZM4305	1,880,506
538,943	3.50%, 1/01/48, Pool #ZM5375	492,267
453,372	4.00%, 2/01/48, Pool #ZT1639	428,122
443,094	4.00%, 6/01/48, Pool #ZT0541	418,142
2,236,254	3.00%, 11/01/49, Pool #QA4336	1,968,370
1,953,595	3.50%, 6/01/50, Pool #RA2794	1,780,739
8,278,881	2.50%, 7/01/50, Pool #RA2970	6,955,970
199,894	3.00%, 1/01/51, Pool #SD8123	174,744
1,126,757	3.00%, 12/01/51, Pool #SD8184	985,145
4,554,815	3.50%, 4/01/52, Pool #RA7191	4,142,532
9,032,973	4.00%, 5/01/52, Pool #RA7306	8,444,851
10,737,831	3.50%, 6/01/52, Pool #SD2670	9,817,872
9,268,532	4.00%, 8/01/52, Pool #SD3617	8,756,496
8,717,397	4.50%, 8/01/52, Pool #SD1515	8,353,343
8,831,706	5.00%, 9/01/52, Pool #RA7936	8,707,259
8,296,133	5.00%, 10/01/52, Pool #SD1710	8,171,532
8,493,861	5.50%, 2/01/53, Pool #QF8052	8,548,303
10,782,032	4.00%, 3/01/53, Pool #SD3107	10,080,040
2,790,730	5.00%, 3/01/53, Pool #SD2390	2,750,757
15,113,320	5.50%, 3/01/53, Pool #SD2774	15,238,387
5,235,326	6.00%, 5/01/53, Pool #SD3072	5,366,718
10,012,656	5.00%, 8/01/53, Pool #SD3814	9,839,465
3,318,819	6.00%, 8/01/53, Pool #SD3636	3,401,046
1,541,881	5.00%, 9/01/53, Pool #SD4220	1,520,143
5,660,795	6.00%, 10/01/53, Pool #SD4222	5,803,273
4,243,286	5.50%, 12/01/54, Pool #SD6940	4,268,290
		155,520,105
	Ginnie Mae I — 0.00%
44,367	5.00%, 2/15/40, Pool #737037	44,902
		—
	Ginnie Mae II — 0.37%
5,723,396	4.00%, 7/20/52, Pool #786280	5,375,644
		—
	Total (Cost $393,193,539)	378,230,828

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 4.22%
13,433,918	Fannie Mae, 6.00%, 4/01/54	13,705,474
51,240,500	United States Treasury Note/Bond, 4.25%, 8/15/54	48,366,228
	Total (Cost $62,180,700)	62,071,702

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.29%
5,325,000	Federal Farm Credit Banks Funding Corp., 2.40%, 3/24/36	4,275,423
	Total (Cost $4,326,971)	4,275,423

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 19.89%
51,119,200	U.S. Treasury Note, 2.63%, 2/15/29	48,762,925
109,190,100	United States Treasury Note, 4.13%, 11/15/32(d)	109,352,179
30,937,000	United States Treasury Note, 4.00%, 2/15/34	30,516,450
92,546,300	United States Treasury Bond, 2.50%, 2/15/45	66,723,713
Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — (continued)
$73,559,400	United States Treasury Bond, 1.38%, 8/15/50	$37,483,686
	Total (Cost $289,340,085)	292,838,953

Shares		Fair Value
MONEY MARKET FUNDS — 0.60%
8,847,920	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(e)	8,847,920

	Total Money Market Funds
	(Cost $8,847,920)	8,847,920

Total Investments— 100.00%
(Cost $1,492,477,330)		1,472,324,939

Other Assets in Excess of Liabilities— 0.00%		38,388

NET ASSETS — 100.00%		$1,472,363,327

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)

All or a portion of the securities are held in a separate collateral account at US Bank.

The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $89,147,844, which represents 6.1% of net assets.

(e)	Represents the current yield as of report date.

GMTN	Global Medium Term Note
G.O.	Global Obligation
MTN	Medium Term Note
STEP	Step Coupon

26	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 93.06%
	AEROSPACE & DEFENSE — 3.35%
$172,000	Howmet Aerospace, Inc., 5.95%, 2/01/37	$180,029
160,000	RTX Corp., 4.45%, 11/16/38	145,956
268,000	Boeing Co., (The), 5.71%, 5/01/40	260,524
212,000	RTX Corp., 2.82%, 9/01/51	129,639
194,000	Lockheed Martin Corp., 4.15%, 6/15/53	155,154
205,000	L3Harris Technologies, Inc., 5.60%, 7/31/53	201,467
111,000	RTX Corp., 6.40%, 3/15/54	121,502
246,000	Boeing Co., (The), 6.86%, 5/01/54	267,205
125,000	Boeing Co., (The), 5.93%, 5/01/60	117,582
		1,579,058
	ASSET MANAGEMENT — 0.56%
95,000	Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51	67,826
97,000	KKR Group Finance Co X LLC, 3.25%, 12/15/51(a)	61,669
146,000	Ares Management Corp., 5.60%, 10/11/54	135,681
		265,176
	AUTOMOTIVE — 0.53%
67,000	General Motors Financial Co., Inc., 6.10%, 1/07/34	67,272
241,000	Ford Motor Co., 4.75%, 1/15/43	182,879
		250,151
	BANKS — 7.95%
143,000	Morgan Stanley, 2.48%, 9/16/36	118,560
114,000	Bank of America Corp., 2.48%, 9/21/36	95,073
96,000	Fifth Third Bancorp, 8.25%, 3/01/38	115,239
219,000	Bank of America Corp., 4.24%, 4/24/38	197,503
100,000	HSBC Holdings PLC, 6.80%, 6/01/38	106,734
264,000	Morgan Stanley, 3.97%, 7/22/38	228,672
212,000	JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M + 162 bps)(b)	184,442
81,000	Citigroup, Inc., 3.88%, 1/24/39	68,386
128,000	Westpac Banking Corp., 2.96%, 11/16/40	94,605
118,000	Citigroup, Inc., 5.32%, 3/26/41	114,120
365,000	JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M + 246 bps)(b)	275,631
211,000	Wells Fargo & Co., 3.07%, 4/30/41	157,247
418,000	Bank of America Corp., MTN, 2.68%, 6/19/41	296,495
56,000	Citigroup, Inc., 5.88%, 1/30/42	57,327
153,000	JPMorgan Chase & Co., 3.16%, 4/22/42	114,226
204,000	Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)(b)	149,036
200,000	UBS Group AG, 3.18%, 2/11/43(a)	145,850
363,000	Wells Fargo & Co., 5.38%, 11/02/43	340,578
93,000	JPMorgan Chase & Co., 5.53%, 11/29/45	92,077
200,000	Lloyds Banking Group PLC, 3.37%, 12/14/46	142,817
161,000	JPMorgan Chase & Co., 4.26%, 2/22/48	133,837
136,000	Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49 (H15T10Y + 307.90 bps)(b)(c)	120,530
232,000	Bank of America Corp., MTN, 4.33%, 3/15/50 (TSFR3M + 178 bps)(b)	191,268
117,000	Wells Fargo & Co., MTN, 5.01%, 4/04/51 (TSFR3M + 450 bps)(b)	105,311
113,000	S&P Global, Inc., 3.70%, 3/01/52	85,252
		3,730,816
	BEVERAGES — 2.60%
109,000	Diageo Capital PLC, 3.88%, 4/29/43	87,529
317,000	Anheuser-Busch Cos. LLC, 4.90%, 2/01/46	292,300
200,000	Bacardi Ltd., 5.30%, 5/15/48(a)	175,929
275,000	Anheuser-Busch InBev Worldwide Inc, 5.55%, 1/23/49	275,348
214,000	Constellation Brands, Inc., 3.75%, 5/01/50	154,421
96,000	PepsiCo, Inc., 2.75%, 10/21/51	60,349
194,000	PepsiCo, Inc., 4.65%, 2/15/53	171,495
		1,217,371
	BIOTECH & PHARMA — 1.42%
110,000	Wyeth LLC, 5.95%, 4/01/37	116,559
105,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	100,136
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	BIOTECH & PHARMA — (continued)
$200,000	Roche Holdings, Inc., 2.61%, 12/13/51(a)	$120,930
190,000	CSL Finance PLC, 4.75%, 4/27/52(a)	165,253
136,000	CSL Finance PLC, 5.42%, 4/03/54(a)	130,232
35,000	AbbVie Inc, 5.60%, 3/15/55	35,422
		668,532
	BIOTECHNOLOGY — 2.96%
134,000	AbbVie, Inc., 4.05%, 11/21/39	117,511
96,000	Gilead Sciences, Inc., 2.60%, 10/01/40	68,500
178,000	Amgen, Inc., 2.80%, 8/15/41	127,656
56,000	Amgen, Inc., 5.15%, 11/15/41	52,797
131,000	AbbVie, Inc., 4.40%, 11/06/42	115,660
133,000	Amgen, Inc., 5.60%, 3/02/43	131,833
117,000	Baxalta, Inc., 5.25%, 6/23/45	110,753
149,000	AbbVie, Inc., 4.45%, 5/14/46	129,469
218,000	Amgen, Inc., 5.65%, 3/02/53	213,843
114,000	Amgen, Inc., 2.77%, 9/01/53	67,800
116,000	AbbVie, Inc., 5.40%, 3/15/54	113,934
171,000	Amgen, Inc., 4.40%, 2/22/62	134,415
		1,384,171
	CABLE & SATELLITE — 2.10%
214,000	Time Warner Cable LLC, 6.55%, 5/01/37	212,272
103,000	Time Warner Cable LLC, 5.88%, 11/15/40	94,437
384,000	Charter Communications Operating LLC, 6.48%, 10/23/45	365,060
139,000	Charter Communications Operating LLC, 6.83%, 10/23/55	135,240
269,000	Charter Communications Operating LLC, 4.40%, 12/01/61	178,622
		985,631
	CAPITAL MARKETS — 0.91%
146,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	157,881
106,000	Jefferies Financial Group, Inc., 6.50%, 1/20/43	107,971
193,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48	159,458
		425,310
	CHEMICALS — 0.39%
111,000	Dow Chemical Co. (The), 4.38%, 11/15/42	91,254
120,000	LYB International Finance III LLC, 4.20%, 5/01/50	89,621
		180,875
	COMMERCIAL SERVICES & SUPPLIES — 0.24%
175,000	Republic Services, Inc., 2.95%, 1/15/52	111,343

	COMMUNICATIONS EQUIPMENT — 0.10%
48,000	Cisco Systems, Inc., 5.30%, 2/26/54	46,986

	CONSTRUCTION MATERIALS — 0.34%
106,000	Vulcan Materials Co., 4.50%, 6/15/47	89,629
88,000	Martin Marietta Materials, Inc., 4.25%, 12/15/47	71,471
		161,100
	CONTAINERS & PACKAGING — 0.65%
27,000	Packaging Corp. of America, 4.05%, 12/15/49	20,659
139,000	Packaging Corp. of America, 3.05%, 10/01/51	88,525
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/03/54(a)	197,234
		306,418
	DIVERSIFIED FINANCIAL SERVICES — 0.48%
140,000	Corebridge Financial, Inc., 4.40%, 4/05/52	112,047
116,000	Apollo Global Management, Inc., 5.80%, 5/21/54	114,616
		226,663
	DIVERSIFIED TELECOMMUNICATION SERVICES — 3.85%
324,000	AT&T, Inc., 4.50%, 5/15/35	304,540
197,000	Verizon Communications, Inc., 5.25%, 3/16/37	195,618
127,000	Verizon Communications, Inc., 2.65%, 11/20/40	89,190
149,000	Verizon Communications, Inc., 3.40%, 3/22/41	114,718
267,000	AT&T, Inc., 3.50%, 6/01/41	206,002
150,000	Deutsche Telekom AG, 3.63%, 1/21/50(a)	108,602

See accompanying notes to financial statements.	27

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
$345,000	AT&T, Inc., 3.65%, 9/15/59	$232,679
547,000	AT&T, Inc., 3.85%, 6/01/60	381,054
252,000	Verizon Communications, Inc., 3.70%, 3/22/61	173,546
		1,805,949
	ELECTRIC UTILITIES — 14.27%
115,000	Appalachian Power Co., 5.80%, 10/01/35	118,530
66,000	Commonwealth Edison Co., 5.90%, 3/15/36	69,381
68,000	Florida Power & Light Co., 5.85%, 5/01/37	70,619
124,000	Duke Energy Carolinas LLC, 6.10%, 6/01/37	130,728
74,000	Duke Energy Florida LLC, 6.35%, 9/15/37	80,827
140,000	Public Service Electric & Gas Co., MTN, 5.38%, 11/01/39	142,477
107,000	Massachusetts Electric Co., 5.90%, 11/15/39(a)	109,747
65,000	Puget Sound Energy, Inc., 5.64%, 4/15/41	64,526
160,000	Florida Power & Light Co., 4.13%, 2/01/42	135,424
161,000	Virginia Electric and Power Co., 4.00%, 1/15/43	130,857
110,000	MidAmerican Energy Co., 4.80%, 9/15/43	100,322
184,000	Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	158,571
76,000	Exelon Corp., 5.10%, 6/15/45	68,807
125,000	Exelon Corp., 4.45%, 4/15/46	103,473
271,000	Duke Energy Indiana LLC, 3.75%, 5/15/46	205,790
120,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46	89,761
156,000	FirstEnergy Corp., 4.85%, 7/15/47	133,403
118,000	DTE Electric Co., 3.75%, 8/15/47	91,043
100,000	Alabama Power Co., 3.70%, 12/01/47(d)	75,072
113,000	Connecticut Light and Power Co. (The), 4.00%, 4/01/48	89,417
79,000	Consolidated Edison Co. of New York, Inc., 4.65%, 12/01/48	68,054
83,000	CenterPoint Energy Houston Electric LLC, 4.25%, 2/01/49	67,201
80,000	FirstEnergy Transmission LLC, 4.55%, 4/01/49(a)	68,461
141,000	San Diego Gas & Electric Co., 4.10%, 6/15/49	109,965
279,000	Entergy Texas, Inc., 3.55%, 9/30/49	197,661
137,000	Union Electric Co., 3.25%, 10/01/49	93,927
197,000	Xcel Energy, Inc., 3.50%, 12/01/49	134,729
332,000	Georgia Power Co., 3.70%, 1/30/50	246,551
172,000	AEP Transmission Co. LLC, 3.65%, 4/01/50(d)	125,589
132,000	San Diego Gas & Electric Co., 3.32%, 4/15/50	89,852
161,000	Baltimore Gas and Electric Co., 2.90%, 6/15/50	100,678
266,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/01/50(d)	169,615
113,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50	89,928
125,000	Commonwealth Edison Co., 3.13%, 3/15/51	82,165
178,000	Duke Energy Progress LLC, 2.90%, 8/15/51	111,982
195,000	PECO Energy Co., 2.85%, 9/15/51	121,489
151,000	Puget Sound Energy, Inc., 2.89%, 9/15/51	94,079
182,000	DTE Electric Co., 3.65%, 3/01/52	134,362
118,000	Northern States Power Co., 3.20%, 4/01/52	79,358
55,000	Northern States Power Co., 4.50%, 6/01/52	46,467
109,000	MidAmerican Energy Co., 2.70%, 8/01/52	66,548
178,000	Duke Energy Corp., 5.00%, 8/15/52	155,280
109,000	Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52	97,127
93,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53	88,824
204,000	Southern California Edison Co., 5.70%, 3/01/53	190,636
70,000	Union Electric Co., 5.45%, 3/15/53	67,644
150,000	Indiana Michigan Power Co., 5.63%, 4/01/53	147,138
80,000	Berkshire Hathaway Energy Co., 4.60%, 5/01/53	66,790
95,000	Public Service Electric and Gas Co., 5.45%, 8/01/53	92,953
81,000	Entergy Texas, Inc., 5.80%, 9/01/53	80,931
92,000	Duke Energy Corp., 6.10%, 9/15/53	93,553
68,000	Southern California Edison Co., 5.88%, 12/01/53	65,231
69,000	Duke Energy Carolinas LLC, 5.40%, 1/15/54	66,532
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — (continued)
$162,000	NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54	$154,889
158,000	Entergy Louisiana LLC, 5.70%, 3/15/54	155,782
68,000	Southern California Edison Co., 5.75%, 4/15/54	63,909
40,000	Public Service Electric and Gas Co, 5.50%, 3/01/55	39,430
114,000	Duke Energy Progress LLC, 5.55%, 3/15/55	111,511
229,000	Virginia Electric and Power Co., 5.65%, 3/15/55	224,969
35,000	Entergy Mississippi LLC, 5.80%, 4/15/55	34,845
116,000	Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y + 220.70 bps)(b)	115,185
145,000	Dominion Energy South Carolina, Inc., 5.10%, 6/01/65	127,815
		6,708,410
	ENERGY EQUIPMENT & SERVICES — 0.38%
84,000	Halliburton Co., 4.85%, 11/15/35	80,577
111,000	Halliburton Co., 5.00%, 11/15/45	99,870
		180,447
	ENTERTAINMENT CONTENT — 0.44%
180,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	143,964
87,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	63,423
		207,387
	EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.28%
198,000	NNN REIT, Inc., 3.50%, 4/15/51	133,302

	FINANCIAL SERVICES — 1.15%
97,000	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42(a)	101,307
69,000	Carlyle Holdings II Finance LLC, 5.63%, 3/30/43(a)	67,590
125,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	113,092
200,000	UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186 bps)(a)(b)	191,026
37,000	BlackRock Funding, Inc., 5.25%, 3/14/54	35,680
33,000	BlackRock Funding, Inc., 5.35%, 1/08/55	32,090
		540,785
	FOOD — 1.91%
225,000	Kraft Heinz Foods Co., 6.88%, 1/26/39	249,914
150,000	Nestle Holdings, Inc., 2.50%, 9/14/41(a)	104,375
96,000	Cargill, Inc., 4.76%, 11/23/45(a)	86,142
105,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	90,879
76,000	Cargill, Inc., 4.38%, 4/22/52(a)	63,394
304,000	Mars, Inc., 5.70%, 5/01/55(a)	303,743
		898,447
	FOOD & STAPLES RETAILING — 0.23%
157,000	Kenvue, Inc., 2.50%, 9/22/41	110,145

	GAS & WATER UTILITIES — 0.42%
309,000	Southern Co Gas Capital Corp., 3.15%, 9/30/51	196,013

	GAS UTILITIES — 0.16%
88,000	Atmos Energy Corp., 4.13%, 10/15/44	72,945

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.53%
84,000	Stryker Corp., 4.63%, 3/15/46	74,825
70,000	Abbott Laboratories, 4.90%, 11/30/46(d)	66,242
100,000	GE HealthCare Technologies, Inc., 6.38%, 11/22/52	108,472
		249,539
	HEALTH CARE FACILITIES & SERVICES — 0.98%
121,000	UnitedHealth Group Inc, 2.75%, 5/15/40	87,418
169,000	HCA, Inc., 5.50%, 6/15/47	155,629
162,000	HCA, Inc., 3.50%, 7/15/51	106,827
116,000	HCA, Inc., 6.00%, 4/01/54	112,233
		462,107
	HEALTH CARE PROVIDERS & SERVICES — 1.92%
76,000	Cigna Group (The), 4.80%, 8/15/38	71,015
226,000	UnitedHealth Group, Inc., 3.50%, 8/15/39	183,903
229,000	CVS Health Corp., 5.13%, 7/20/45	199,651
154,000	UnitedHealth Group, Inc., 3.75%, 10/15/47	116,266

28	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	HEALTH CARE PROVIDERS & SERVICES — (continued)
$194,000	Elevance Health, Inc., 4.38%, 12/01/47	$159,133
70,000	CVS Health Corp., 5.88%, 6/01/53	66,082
123,000	UnitedHealth Group, Inc., 4.95%, 5/15/62	106,811
		902,861
	HOTELS, RESTAURANTS & LEISURE — 0.95%
173,000	McDonald's Corp., 4.88%, 12/09/45	156,608
185,000	McDonald's Corp., 3.63%, 9/01/49	134,972
224,000	Starbucks Corp., 3.50%, 11/15/50	156,171
		447,751
	INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.13%
70,000	Tennessee Valley Authority, 4.25%, 9/15/52	60,003

	INSURANCE — 5.20%
119,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	112,177
133,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	150,679
57,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	69,970
123,000	Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y + 400.60 bps)(b)	119,916
76,000	Securian Financial Group, Inc., 4.80%, 4/15/48(a)	66,851
76,000	Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	63,439
100,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50(a)	76,567
154,000	New York Life Insurance Co., 3.75%, 5/15/50(a)	113,463
132,000	Pacific LifeCorp, 3.35%, 9/15/50(a)	89,521
130,000	Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y + 303.50 bps)(b)	117,309
162,000	Northwestern Mutual Life Insurance Co. (The), 3.45%, 3/30/51(a)	112,786
96,000	Fidelity National Financial, Inc., 3.20%, 9/17/51	58,942
197,000	Global Atlantic Fin Co., 4.70%, 10/15/51 (H15T5Y + 379.60 bps)(a)(b)	189,850
60,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	46,186
185,000	Athene Holding Ltd., 3.45%, 5/15/52	118,726
113,000	Aon North America, Inc., 5.75%, 3/01/54	111,441
91,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	92,378
158,000	Athene Holding Ltd., 6.25%, 4/01/54	158,242
164,000	Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y + 264.60 bps)(b)	162,932
165,000	Athene Holding Ltd., 6.63%, 10/15/54	163,390
150,000	W R Berkley Corp., 3.15%, 9/30/61	90,217
76,000	Guardian Life Insurance Co. of America (The), 4.88%, 6/19/64(a)	66,451
115,000	New York Life Insurance Co., 4.45%, 5/15/69(a)	89,748
		2,441,181
	INTERACTIVE MEDIA & SERVICES — 0.62%
183,000	Meta Platforms, Inc., 4.45%, 8/15/52	155,801
48,000	Meta Platforms, Inc., 5.40%, 8/15/54	47,031
89,000	Meta Platforms, Inc., 5.75%, 5/15/63	90,375
		293,207
	INTERNET & DIRECT MARKETING RETAIL — 0.80%
225,000	Amazon.com, Inc., 2.50%, 6/03/50	136,110
411,000	Amazon.com, Inc., 2.70%, 6/03/60	238,916
		375,026
	IT SERVICES — 0.72%
129,000	Visa, Inc., 4.30%, 12/14/45	112,467
272,000	Fiserv, Inc., 4.40%, 7/01/49	224,151
		336,618
	MACHINERY — 0.57%
108,000	Deere & Co., 3.90%, 6/09/42	91,305
111,000	Caterpillar, Inc., 3.80%, 8/15/42	91,422
87,000	Cummins, Inc., 5.45%, 2/20/54	85,205
		267,932
	MEDIA — 1.06%
180,000	Comcast Corp., 3.25%, 11/01/39	139,776
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	MEDIA — (continued)
$182,000	Comcast Corp., 2.80%, 1/15/51	$109,706
117,000	Comcast Corp., 2.89%, 11/01/51	71,355
190,000	Comcast Corp., 5.50%, 5/15/64	178,449
		499,286
	METALS & MINING — 1.17%
100,000	Newmont Corp., 4.88%, 3/15/42	92,047
142,000	Southern Copper Corp., 5.88%, 4/23/45	139,925
169,000	Steel Dynamics, Inc., 3.25%, 10/15/50	111,327
120,000	Rio Tinto Finance USA PLC, 5.75%, 3/14/55	120,199
145,000	Nucor Corp., 2.98%, 12/15/55	88,171
		551,669
	MULTI-UTILITIES — 1.58%
273,000	Sempra, 3.80%, 2/01/38	224,505
169,000	Dominion Energy, Inc., 3.30%, 4/15/41	124,498
95,000	CMS Energy Corp., 4.70%, 3/31/43	82,312
117,000	NiSource, Inc., 4.80%, 2/15/44	103,620
147,000	CMS Energy Corp., 3.75%, 12/01/50	129,097
93,000	Dominion Energy, Inc., 4.85%, 8/15/52	79,416
		743,448
	OIL & GAS PRODUCERS — 4.92%
89,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37	92,105
110,000	Enterprise Products Operating LLC, 6.13%, 10/15/39	116,689
100,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	80,020
84,000	Enterprise Products Operating LLC, 6.45%, 9/01/40	92,044
94,000	BP Capital Markets America, Inc., 3.06%, 6/17/41	69,034
132,000	APA Corp, 5.25%, 2/01/42(a)	110,403
105,000	Shell Finance US, Inc., 4.55%, 8/12/43	93,096
80,000	Eastern Gas Transmission & Storage, Inc., 4.80%, 11/01/43	71,630
97,000	DCP Midstream Operating LP, 5.60%, 4/01/44	90,045
109,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 6/15/44	91,363
108,000	Marathon Petroleum Corp., 4.75%, 9/15/44	90,655
165,000	APA Corp, 5.35%, 7/01/49(a)	136,764
227,000	Enterprise Products Operating LLC, 3.30%, 2/15/53	151,593
212,000	Woodside Finance Ltd., 5.70%, 9/12/54	197,733
150,000	Aker BP ASA, 5.80%, 10/01/54(a)	136,781
80,000	ConocoPhillips Co., 4.03%, 3/15/62	58,419
200,000	Saudi Arabian Oil Co., 5.88%, 7/17/64(a)	186,973
167,000	TotalEnergies Capital SA, 5.43%, 9/10/64	157,260
306,000	ONEOK, Inc., 5.85%, 11/01/64	287,632
		2,310,239
	OIL, GAS & CONSUMABLE FUELS — 4.84%
209,000	MPLX LP, 4.50%, 4/15/38	183,521
85,000	Energy Transfer LP, 7.50%, 7/01/38	96,866
336,000	Exxon Mobil Corp., 4.23%, 3/19/40	299,687
73,000	Williams Cos., Inc. (The), 6.30%, 4/15/40	76,938
85,000	Equinor ASA, 5.10%, 8/17/40	84,137
158,000	Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	149,033
211,000	Energy Transfer LP, 5.00%, 5/15/44	182,079
126,000	Energy Transfer LP, 5.35%, 5/15/45	113,154
72,000	Kinder Morgan, Inc., 5.55%, 6/01/45	67,486
153,000	MPLX LP, 5.20%, 12/01/47	134,569
82,000	MPLX LP, 4.70%, 4/15/48	67,103
63,000	Energy Transfer LP, 5.00%, 5/15/50	53,048
69,000	ONEOK, Inc., 7.15%, 1/15/51	74,947
80,000	MPLX LP, 4.95%, 3/14/52	67,228
88,000	Diamondback Energy, Inc., 4.25%, 3/15/52	66,798
132,000	Targa Resources Corp., 6.25%, 7/01/52	133,324
88,000	Kinder Morgan, Inc., 5.45%, 8/01/52	80,475
109,000	Ovintiv, Inc., 7.10%, 7/15/53	115,146
89,000	ONEOK, Inc., 6.63%, 9/01/53	93,134

See accompanying notes to financial statements.	29

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	OIL, GAS & CONSUMABLE FUELS — (continued)
$70,000	Energy Transfer LP, 5.95%, 5/15/54	$66,849
72,000	Diamondback Energy, Inc., 5.90%, 4/18/64	67,730
		2,273,252
	PERSONAL PRODUCTS — 0.29%
144,000	Kenvue, Inc., 5.05%, 3/22/53	134,778

	PHARMACEUTICALS — 1.35%
158,000	Bristol-Myers Squibb Co., 2.35%, 11/13/40	107,870
96,000	Zoetis, Inc., 4.70%, 2/01/43	87,181
166,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	135,805
154,000	Bristol-Myers Squibb Co., 2.55%, 11/13/50	90,705
88,000	Merck & Co., Inc., 2.75%, 12/10/51	54,467
146,000	Bristol-Myers Squibb Co., 6.40%, 11/15/63	159,701
		635,729
	REIT — 2.08%
157,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/15/28(a)	151,887
113,000	UDR, Inc., 3.10%, 11/01/34	93,760
150,000	Kimco Realty OP LLC, 4.25%, 4/01/45	121,906
88,000	Simon Property Group LP, 3.25%, 9/13/49	59,249
182,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51	112,172
40,000	Mid-America Apartments LP, 2.88%, 9/15/51	25,224
146,000	American Homes 4 Rent LP, 4.30%, 4/15/52	113,907
71,000	Prologis LP, 5.25%, 6/15/53	67,413
70,000	Public Storage Operating Co., 5.35%, 8/01/53	67,154
77,000	VICI Properties LP, 6.13%, 4/01/54	75,055
94,000	Realty Income Corp., 5.38%, 9/01/54	89,961
		977,688
	RETAIL - DISCRETIONARY — 0.24%
110,000	ERAC USA Finance LLC, 5.63%, 3/15/42(a)	110,732

	ROAD & RAIL — 1.40%
92,000	CSX Corp., 6.00%, 10/01/36	98,333
105,000	Union Pacific Corp., 3.60%, 9/15/37	90,201
31,000	Union Pacific Corp., 3.38%, 2/14/42	24,018
76,000	Norfolk Southern Corp., 3.95%, 10/01/42	61,966
87,000	CSX Corp., 4.30%, 3/01/48	72,617
56,000	Norfolk Southern Corp., 3.40%, 11/01/49	39,291
245,000	Union Pacific Corp., 2.95%, 3/10/52	156,784
133,000	CSX Corp., 4.50%, 11/15/52	113,614
		656,824
	SEMICONDUCTORS — 0.76%
177,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	185,306
259,000	Intel Corp., 2.80%, 8/12/41	171,768
		357,074
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.32%
145,000	Broadcom, Inc., 3.47%, 4/15/34(a)	127,637
205,000	Broadcom, Inc., 3.50%, 2/15/41(a)	160,526
201,000	Lam Research Corp., 2.88%, 6/15/50	129,037
123,000	Broadcom, Inc., 3.75%, 2/15/51(a)	91,990
122,000	KLA Corp., 4.95%, 7/15/52	111,762
		620,952
	SOFTWARE — 3.39%
138,000	Oracle Corp., 3.80%, 11/15/37	116,271
291,000	Oracle Corp., 3.65%, 3/25/41	225,805
145,000	Oracle Corp., 4.00%, 7/15/46	110,890
128,000	Oracle Corp., 3.60%, 4/01/50	88,930
285,000	Microsoft Corp., 2.53%, 6/01/50	178,532
121,000	Oracle Corp., 3.95%, 3/25/51	88,870
173,000	Salesforce, Inc., 2.90%, 7/15/51	111,616
101,000	Oracle Corp., 6.90%, 11/09/52	111,339
114,000	Synopsys, Inc., 5.70%, 4/01/55	113,192
86,000	Oracle Corp., 4.38%, 5/15/55	67,020
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SOFTWARE — (continued)
$129,000	Oracle Corp., 3.85%, 4/01/60	$88,641
380,000	Microsoft Corp., 2.68%, 6/01/60	226,956
65,000	Oracle Corp, 6.13%, 8/03/65	64,911
		1,592,973
	SPECIALTY FINANCE — 0.76%
450,000	AerCap Ireland Capital DAC, 3.85%, 10/29/41	355,956

	SPECIALTY RETAIL — 1.20%
117,000	Lowe's Cos, Inc., 5.00%, 4/15/40	110,403
141,000	Home Depot, Inc. (The), 3.13%, 12/15/49	95,640
262,000	Lowe's Cos, Inc., 3.50%, 4/01/51	180,446
291,000	Home Depot, Inc. (The), 2.75%, 9/15/51	179,468
		565,957
	STEEL — 0.07%
34,000	Steel Dynamics Inc, 5.75%, 5/15/55	32,942

	TECHNOLOGY HARDWARE — 0.36%
79,000	Dell International LLC / EMC Corp., 5.40%, 4/15/34	79,612
130,000	Dell International LLC / EMC Corp., 3.45%, 12/15/51	87,857
		167,469
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.27%
191,000	Apple, Inc., 3.85%, 5/04/43	160,196
88,000	Apple, Inc., 3.85%, 8/04/46	71,661
180,000	Apple, Inc., 2.65%, 5/11/50	113,367
248,000	Apple, Inc., 2.70%, 8/05/51	156,263
116,000	Apple, Inc., 3.95%, 8/08/52	93,365
		594,852
	TELECOMMUNICATIONS — 1.87%
262,000	T-Mobile USA, Inc., 4.38%, 4/15/40	230,622
101,000	Telefonica Emisiones SA, 5.21%, 3/08/47	89,282
159,000	T-Mobile USA, Inc., 5.65%, 1/15/53	155,106
169,000	T-Mobile USA, Inc., 3.60%, 11/15/60	113,144
296,000	T-Mobile USA, Inc., 5.80%, 9/15/62	290,526
		878,680
	TOBACCO — 0.73%
294,000	Philip Morris International, Inc., 4.38%, 11/15/41	253,652
123,000	Altria Group, Inc., 3.88%, 9/16/46	90,104
		343,756
	TOBACCO & CANNABIS — 0.70%
69,000	BAT Capital Corp., 4.39%, 8/15/37	60,589
141,000	BAT Capital Corp., 4.54%, 8/15/47	112,630
142,000	BAT Capital Corp., 7.08%, 8/02/53	156,156
		329,375
	TRANSPORTATION & LOGISTICS — 0.93%
77,258	Polar Tankers, Inc., 5.95%, 5/10/37(a)	79,744
88,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	82,620
172,000	Burlington Northern Santa Fe LLC, 4.90%, 4/01/44	159,854
119,000	Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	113,266
		435,484
	WIRELESS TELECOMMUNICATION SERVICES — 0.68%
200,000	America Movil SAB de CV, 6.13%, 3/30/40	206,256
145,000	Vodafone Group PLC, 4.25%, 9/17/50	111,660
		317,916
	Total (Cost $47,173,581)	43,716,687

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 5.20%
195,100	United States Treasury Note, 4.00%, 2/15/34	192,448
377,300	United States Treasury Bond, 2.00%, 11/15/41	265,009
2,754,700	United States Treasury Bond, 2.50%, 2/15/45	1,986,074

	Total (Cost $2,397,307)	2,443,531

30	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
MONEY MARKET FUNDS — 1.04%
489,341	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(e)	$489,341

	Total Money Market Funds
	(Cost $489,341)	489,341

Total Investments— 99.30%
(Cost $50,060,229)		46,649,559

Other Assets in Excess of Liabilities— 0.70%		327,771

NET ASSETS — 100.00%		$46,977,330

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $257,116, which represents 0.1% of net assets.
(e)	Represents the current yield as of report date.

MTN    Medium Term Note

See accompanying notes to financial statements.	31

Sterling Capital Quality Income Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 0.16%
	REIT — 0.16%
$250,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/15/28(a)(d)	$241,859

	Total (Cost $250,000)	241,859

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.63%
509,000	Carvana Auto Receivables Trust, Series P2 , Class B, 1.27%, 3/10/27	493,878
600,000	Carvana Auto Receivables Trust, Series P3 , Class B, 1.42%, 8/10/27	570,526
309,000	BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29	318,392
1,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 4A , Class A, 5.49%, 6/20/29(a)	1,277,913
415,000	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 5.41%, 11/14/29(a)	419,490
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A , Class A, 6.02%, 2/20/30(a)	1,043,667
1,000,000	Hertz Vehicle Financing III LLC, Series 4A , Class A, 6.15%, 3/25/30(a)	1,035,364
32,389	United States Small Business Administration, Series 20D , Class 1, 4.36%, 4/01/30(d)	32,264
994,000	Hertz Vehicle Financing III LLC, Series 2A , Class A, 5.48%, 1/27/31(a)	1,007,887
82,875	Saxon Asset Securities Trust, Series 3 , Class M1, 5.34%, 12/26/34 (TSFR1M + 101 bps)(b)	80,171
630,000	OneMain Financial Issuance Trust, Series 2A , Class A, 3.14%, 10/14/36(a)(d)	610,289
195,000	OPG Trust, Series 2021-PORT , Class C, 5.27%, 10/15/36(a)	193,781
232,466	BX Trust, Series 2021-RISE , Class C, 5.88%, 11/15/36(a)	229,560
1,500,000	Reese Park CLO Ltd., Series 1A , Class ARR, 5.62%, 1/15/38 (TSFR3M + 132 bps)(a)(b)	1,497,282
1,500,177	Hilton Grand Vacations Trust, Series 2024-3A , Class A, 4.98%, 8/27/40(a)	1,511,013
552,336	Sierra Timeshare Receivables Funding LLC, Series 3A , Class A, 4.83%, 8/20/41(a)	552,895
1,858,000	Tricon Residential Trust, Series 2025-SFR , Class A, 5.40%, 3/17/42 (TSFR1M + 110 bps)(a)(b)	1,857,996
990,193	MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42(a)	981,374
181,263	SoFi Professional Loan Program Trust, Series A , Class A2FX, 2.54%, 5/15/46(a)(d)	173,945
1,507,594	Government National Mortgage Association, Series 27 , Class AW, 5.89%, 2/20/51	1,546,342
51,000	BMO Mortgage Trust, Series 2023-5C1 , 7.12%, 8/15/56	53,958
178,000	BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%, 9/15/56	190,516
252,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	263,901
240,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	252,040
	Total (Cost $16,220,163)	16,194,444

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.27%
320,779	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.88%, 7/25/27(d)	310,886
85,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	88,167
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$553,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	$572,954
140,000	Freddie Mac Multifamily Structured Pass Through, Series K159, Class A2, 3.95%, 11/25/30(c)	137,192
15,892	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	15,913
22,820	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	22,442
8,989	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34	8,961
1,000,000	Freddie Mac Multifamily Structured Pass Through, Series K1522, Class A2, 2.36%, 10/25/36	792,387
250,708	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.75%, 11/15/38(a)(c)	249,376
237,472	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.93%, 11/15/38(a)(c)	236,507
232,582	SMR Mortgage Trust, Series 2022-IND, Class A, 5.96%, 2/15/39(a)	230,158
1,625	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(a)	1,622
84,255	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)(c)	80,466
10,117	COMM Mortgage Trust, 3.69%, 8/10/47	9,966
1,876	GS Mortgage Securities Trust, 3.93%, 9/12/47	1,863
455,921	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48(d)	453,928
644,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	638,055
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49(d)	565,810
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/15/49	489,211
185,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49(c)	181,192
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49(d)	489,668
50,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	48,956
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	667,701
250,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50(d)	242,078
300,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	291,474
435,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	425,154
325,000	BBCMS Mortgage Trust, Series C7, Class A5, 2.04%, 4/15/53	284,013
64,000	GS Mortgage Securities Trust, Series GC47, Class A5, 2.38%, 5/12/53	56,796
220,800	Wells Fargo Commercial Mortgage Trust, Series C56, Class A5, 2.45%, 6/15/53	197,394
589,492	Benchmark Mortgage Trust, Series B18, Class A5, 1.93%, 7/15/53	504,225
659,333	Morgan Stanley Capital I Trust, Series HR8, Class A4, 2.04%, 7/15/53	572,915
300,000	Wells Fargo Commercial Mortgage Trust, Series C58, Class A4, 2.09%, 7/15/53	258,022
500,000	Wells Fargo Commercial Mortgage Trust, Series C57, Class A4, 2.12%, 8/15/53	437,964
250,000	BANK Trust, Series 2020-BNK29, Class A4, 2.00%, 11/15/53	210,744
500,000	GS Mortgage Securities Trust, Series GSA2, Class A5, 2.01%, 12/12/53(d)	425,676

32	See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,250,000	Benchmark Mortgage Trust, Series B21, Class A5, 1.98%, 12/17/53(d)	$1,063,808
100,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	97,777
80,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	82,659
209,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	219,036
167,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	174,387
1,000,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	1,061,455
220,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	226,588
75,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	77,833
51,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	52,938
185,000	BMO Mortgage Trust, Series 2024-C9, Class A5, 5.76%, 7/15/57	193,480
156,000	BMO Mortgage Trust, Series 2024-C9, Class AS, 6.13%, 7/15/57	163,090
1,000,000	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.48%, 11/15/57	1,026,545
500,000	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.73%, 11/15/57	506,639
500,000	Citigroup Commercial Mortgage Trust, Series GC33, Class A4, 3.78%, 9/10/58	496,053
	Total (Cost $16,725,512)	15,642,124

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.27%
181,847	Fannie Mae, Series 2013-91, Class DV, 3.00%, 10/25/26	179,946
215,000	Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27	206,162
492,433	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	486,800
208,000	BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28	221,506
318,072	Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29	304,175
148,855	Freddie Mac Principal Strips, Series 219, –%, 3/01/32	133,959
46,425	Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32	48,211
119,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32(d)	111,597
116,901	Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33	113,190
29,512	Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33	30,360
109,934	Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34	105,792
43,070	Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34	43,735
125,480	Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35	130,917
342,729	Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35	349,583
788,883	Freddie Mac Principal Strips, Series 236, 0%, 4/01/36	648,247
580,327	Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36	617,483
151,550	Ginnie Mae, Series 2007-57, Class ZA, 5.75%, 10/20/37	153,476
622,487	Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38	629,794
65,738	Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38	67,104
527,000	Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39	524,137
92,474	Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40	92,550
500,000	Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40(d)	493,159
1,000,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	979,359
6,224	Fannie Mae, Series 74, Class QM, 4.50%, 11/25/40	6,201
1,067	Freddie Mac, Series 3803, Class PJ, 4.25%, 1/15/41	1,063
825,833	Fannie Mae, Series 2010-150, Class YL, 4.00%, 1/25/41	748,137
200,000	Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41	191,327
45,900	Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41	44,379
949,804	Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41	934,455
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$750,000	Ginnie Mae, Series 2011-135, Class PG, 3.00%, 10/16/41	$662,835
26,576	Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41	25,550
873,240	Fannie Mae, Series 2011-131, Class PB, 4.50%, 12/25/41	863,783
257,281	Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42	227,228
460,000	Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42	377,148
1,539,838	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	1,294,659
628,000	Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42	507,017
724,000	Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42	567,497
103,246	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	93,959
78,765	Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44	74,943
1,000,000	Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45	866,462
2,655,897	Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45	2,275,318
100,774	Fannie Mae, Series 2016-85, Class GA, 2.50%, 10/25/45	92,597
475,000	Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46	410,492
1,200,909	Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46(d)	1,044,852
499,731	Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46	474,899
712,000	Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47	562,966
1,495,000	Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47	1,353,982
640,903	Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48	534,359
953,862	Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48	899,458
2,107,598	Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48	2,029,813
863,000	Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49	763,972
3,867,314	Government National Mortgage Association, Series 90, Class AB, 3.00%, 7/20/49	3,424,934
727,090	Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49	653,192
289,256	Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 8/25/49(a)	262,129
662,399	Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49	544,391
3,387,447	Freddie Mac, Series 4938, Class KA, 2.50%, 10/25/49	2,930,879
772,021	Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50	704,717
441,995	Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50	363,765
315,341	Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50	267,922
1,500,000	Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50	1,184,929
351,178	Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50	285,180
1,511,233	SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 3/16/54(a)	1,519,537
1,495,000	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.75%, 7/15/56	1,561,990
1,500,000	BANK Trust, Series 2023-BNK46, Class A4, 5.75%, 8/15/56	1,569,206
1,500,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, 12/15/56	1,608,748
1,500,000	BANK Trust, Series 2024-BNK47, Class A5, 5.72%, 6/15/57	1,569,113
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5, 5.31%, 8/15/57	1,526,967
	Total (Cost $45,612,530)	44,578,192

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 44.54%
	Fannie Mae — 27.68%
233,644	4.50%, 3/01/34, Pool #CA3294	232,974
45,554	5.50%, 6/01/38, Pool #984277(d)	46,278
25,424	5.50%, 8/01/38, Pool #995072	25,850
32,715	4.50%, 9/01/39, Pool #AC1830	32,315
33,076	4.50%, 10/01/40, Pool #AE4855	32,621
57,868	3.50%, 2/01/41, Pool #AH5646	53,941
90,175	4.00%, 3/01/41, Pool #AH4008	86,867
287,361	2.50%, 5/01/41, Pool #MA4334	253,747
26,675	4.50%, 6/01/41, Pool #AC9298	26,187
63,150	5.00%, 7/01/41, Pool #AI5595	63,665

See accompanying notes to financial statements.	33

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$112,567	4.00%, 9/01/41, Pool #AJ1717	$108,273
1,709,723	6.00%, 10/01/41, Pool #FS4183	1,782,634
1,531,180	2.00%, 12/01/41, Pool #MA4501	1,305,253
488,582	6.00%, 8/01/43, Pool #MA5129	499,925
34,632	4.50%, 10/01/44, Pool #MA2066	33,844
101,124	4.00%, 12/01/44, Pool #MA2127	95,950
99,690	4.50%, 1/01/45, Pool #MA2158	97,463
117,951	3.50%, 3/01/45, Pool #AS4552	109,173
104,994	4.00%, 10/01/45, Pool #AL7487	99,426
739,009	3.00%, 10/01/46, Pool #BC4764	654,340
70,513	4.00%, 11/01/46, Pool #MA2808	66,685
94,528	3.00%, 2/01/47, Pool #BE2329	83,552
51,484	4.00%, 5/01/47, Pool #BE9598	48,571
45,389	4.50%, 11/01/47, Pool #BM3286	44,510
3,023,715	4.00%, 12/01/47, Pool #BM5019	2,880,947
53,199	4.50%, 5/01/48, Pool #CA1711	51,670
1,308,198	3.50%, 6/01/50, Pool #CA6097	1,190,087
179,222	3.00%, 7/01/50, Pool #CA6421	156,368
181,933	3.00%, 7/01/50, Pool #CA6422	158,733
678,179	3.00%, 8/01/50, Pool #FS0973	597,777
842,733	3.50%, 9/01/50, Pool #FS5284	767,042
414,203	2.50%, 3/01/51, Pool #FM6523	348,332
290,210	3.00%, 5/01/51, Pool #FM7346	253,806
927,820	2.50%, 8/01/51, Pool #FM8438	781,273
1,099,640	4.00%, 8/01/51, Pool #FS1976	1,037,325
2,902,247	3.00%, 9/01/51, Pool #FM8821	2,537,496
269,698	3.00%, 11/01/51, Pool #CB2170	234,697
697,024	3.50%, 2/01/52, Pool #MA4550	633,286
779,834	3.00%, 3/01/52, Pool #BV4143	681,630
596,885	3.50%, 4/01/52, Pool #FS1260	543,875
3,009,900	3.50%, 5/01/52, Pool #CB3593	2,728,305
568,371	4.50%, 6/01/52, Pool #FS2157	549,975
3,407,671	4.50%, 10/01/52, Pool #BW9905	3,273,699
426,903	5.00%, 11/01/52, Pool #CB5278	419,979
504,599	5.50%, 3/01/53, Pool #FS3925	508,746
1,199,982	6.00%, 6/01/53, Pool #FS6616	1,226,313
1,557,186	6.00%, 7/01/53, Pool #FS5233	1,595,612
3,635,866	4.50%, 9/01/53, Pool #FS8829	3,484,035
2,803,063	6.00%, 5/01/54, Pool #FM2472	2,871,811
3,398,788	5.00%, 10/01/54, Pool #FS9535	3,335,666
3,421,959	5.50%, 11/01/54, Pool #FS9455	3,440,597
		42,173,126
	Freddie Mac — 16.58%
27,231	4.00%, 11/01/32, Pool #ZS8993	26,930
124,867	4.00%, 5/01/37, Pool #ZA2461	122,249
15,638	5.50%, 10/01/39, Pool #ZI9359	15,891
28,644	5.00%, 4/01/40, Pool #ZI9910	28,895
47,517	5.50%, 4/01/40, Pool #ZA1042	48,382
147,731	2.00%, 8/01/40, Pool #RB5076	129,099
19,891	5.00%, 8/01/40, Pool #ZA1056	20,065
51,889	4.00%, 11/01/40, Pool #ZJ0654	49,932
54,835	4.00%, 12/01/40, Pool #ZJ0811	52,823
130,239	3.50%, 8/01/42, Pool #ZL3508	121,397
481,388	6.00%, 2/01/43, Pool #RB5221	492,526
167,229	3.50%, 3/01/43, Pool #ZT1107	155,670
99,091	3.50%, 3/01/45, Pool #ZT1164	92,119
78,469	3.00%, 1/01/46, Pool #ZS4646	69,673
81,986	4.00%, 4/01/46, Pool #ZM1015	77,637
81,026	3.50%, 12/01/47, Pool #ZM5123	73,990
1,648,795	4.00%, 6/01/48, Pool #ZT0541	1,555,946
556,067	2.50%, 7/01/51, Pool #QC4230	468,941
875,982	3.00%, 8/01/51, Pool #SD8162	761,291
923,290	3.00%, 2/01/52, Pool #RA6664	805,241
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$644,656	4.50%, 6/01/52, Pool #SD1265	$621,391
1,010,361	4.50%, 8/01/52, Pool #SD1515	968,167
683,865	5.00%, 10/01/52, Pool #SD1710	673,594
1,427,443	4.00%, 12/01/52, Pool #SD5808	1,340,444
606,025	5.00%, 1/01/53, Pool #RA8382	596,197
3,499,571	5.00%, 2/01/53, Pool #SD2473	3,438,554
843,063	5.50%, 2/01/53, Pool #QF8052	848,467
1,066,990	4.50%, 5/01/53, Pool #SD2952	1,030,488
471,612	6.00%, 5/01/53, Pool #SD3072	483,448
910,435	5.00%, 6/01/53, Pool #SD3128	897,648
879,362	5.50%, 6/01/53, Pool #SD3136	885,988
1,167,328	6.00%, 7/01/53, Pool #SD3223	1,197,038
706,083	5.50%, 6/01/54, Pool #SD5479	709,134
2,865,078	6.00%, 9/01/54, Pool #SD6558	2,933,379
3,422,554	5.50%, 11/01/54, Pool #SD6622	3,437,347
		25,229,981
	Ginnie Mae II — 0.28%
6,408	4.00%, 12/20/40, Pool #755678	6,137
447,708	4.00%, 7/20/52, Pool #786280	420,505
		426,642
	Total (Cost $69,110,588)	67,829,749

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 0.96%
1,438,125	Fannie Mae, 6.00%, 4/01/54	1,467,196

	Total (Cost $1,457,861)	1,467,196

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.31%
550,000	Federal Home Loan Banks, 1.90%, 10/07/31	475,828

	Total (Cost $476,903)	475,828

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 2.70%
517,000	United States Treasury Note, 4.13%, 11/15/32	517,767
394,000	United States Treasury Note, 4.00%, 2/15/34	388,644
2,644,100	United States Treasury Bond, 2.38%, 2/15/42(d)	1,962,418
2,158,200	United States Treasury Bond, 1.88%, 11/15/51(d)	1,241,387
	Total (Cost $4,647,059)	4,110,216

Shares		Fair Value
MONEY MARKET FUNDS — 0.80%
1,217,198	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(e)	1,217,198

	Total Money Market Funds
	(Cost $1,217,198)	1,217,198

Total Investments— 99.64%
(Cost $155,717,814)		151,756,806

Other Assets in Excess of Liabilities— 0.36%		541,837

NET ASSETS — 100.00%		$152,298,643

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

34	See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(d)

All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $8,996,351, which represents 5.9% of net assets.

(e)	Represents the current yield as of report date.

See accompanying notes to financial statements.	35

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.12%
	North Carolina — 98.12%
$575,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/41	$617,334
500,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/42	533,587
2,000,000	Buncombe County, NC, Callable 6/1/34 @ 100, 5.00%,6/1/36	2,238,520
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds Series A, 5.00%,6/1/31	1,222,070
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.00%,7/1/31	1,004,400
1,695,000	Charlotte, NC, Current Refunding G.O. Series A, 5.00%,6/1/29	1,838,756
2,000,000	Charlotte, NC, Current Refunding G.O. Series A, Callable 6/1/29 @ 100, 5.00%,6/1/34	2,131,292
2,000,000	Charlotte, NC, Public Facilities, Certification of Participation Series B, Callable 12/1/31 @ 100, 5.00%,12/1/32	2,217,341
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/33	2,402,468
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/34	1,601,442
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, Callable 7/1/32 @ 100, 5.00%,7/1/39	2,875,176
2,055,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, 5.00%,7/1/42	2,228,651
1,590,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.00%,12/1/28	1,647,815
2,000,000	City of Greensboro NC, 5.00%,4/1/41	2,151,467
2,100,000	Concord, NC, Recreational Facility Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/34	2,375,217
500,000	County of Ashe NC, 5.00%,6/1/39	548,614
720,000	County of Ashe NC, 5.00%,6/1/38	794,538
2,210,000	County of Forsyth, NC, 5.00%,6/1/30	2,431,721
2,000,000	County of Guilford NC, 5.00%,3/1/32	2,249,118
2,000,000	County of Mecklenburg NC, 5.00%,2/1/31	2,219,150
1,795,000	County of Transylvania, NC, 5.00%,4/1/30	1,963,779
1,000,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/38	1,093,125
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/37	1,264,024
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,269,938
1,890,000	Durham County, NC, Current Refunding G.O., 5.00%,6/1/29	2,051,069
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.00%,4/1/40	1,020,693
1,690,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 5.00%,3/1/29	1,783,240
1,180,000	Fuquay-Varina NC Combined Utilities Revenue, 5.00%,2/1/38	1,300,997
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O. Series B, Callable 4/1/32 @ 100, 5.00%,4/1/40	2,162,708
880,000	Johnston County, NC, Water Utility Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.00%,4/1/39	958,478
1,000,000	Macon County, NC, 5.00%,10/1/41	1,085,025
1,195,000	Monroe, NC, Advanced Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.00%,3/1/29	1,213,714
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/32	$1,008,096
1,215,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/34	1,224,475
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/43	524,036
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/48	520,606
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/52	1,034,911
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.00%,6/1/25	750,404
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.00%,10/1/25	1,045,242
2,345,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), Callable 10/1/27 @ 100, 5.00%,10/1/34	2,347,546
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/37	1,034,277
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/33	1,263,640
1,000,000	North Carolina Housing Finance Agency, 6.25%,1/1/56	1,116,485
2,500,000	North Carolina Medical Care Commission, 5.00%,2/1/51	2,536,381
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.00%,6/1/40	1,983,668
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursing Home Improvements, Revenue Bonds Series A, Callable 1/1/30 @ 100, 5.00%,7/1/32	1,597,225
1,040,000	North Carolina Municipal Power Agency No 1, 5.00%,1/1/29	1,062,251
3,000,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/30(a)	3,111,682
1,100,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/28	1,146,522
2,500,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds Series A, Callable 5/1/29 @ 100, 5.00%,5/1/31	2,679,973
3,000,000	North Carolina State, Highway Improvements Revenue Bonds Series N, Callable 3/1/31 @ 100, 4.00%,3/1/34	3,050,612
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.00%,1/1/27	1,552,749
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.00%,1/1/28	2,166,344
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds Series B, Callable 10/1/26 @ 100, 5.00%,4/1/30	1,089,566
3,000,000	Raleigh, NC, Combined Enterprise System Revenue, Current Refunding Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/48	3,166,351

36	See accompanying notes to financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/35	$2,243,537
1,025,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,144,783
2,200,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/40	2,402,619
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.00%,12/1/26	2,008,943
1,470,000	Town of Apex, NC, Callable 2/1/33 @ 100, 5.00%,2/1/35(a)	1,644,987
1,195,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.00%,8/1/31	1,333,728
1,080,000	Town of Garner NC, Public Improvements G.O., 5.00%,2/1/31	1,197,120
1,080,000	Town of Garner NC, Public Improvements G.O., Callable 2/1/33 @ 100, 5.00%,2/1/34	1,211,842
1,005,000	Town of Huntersville, NC, 5.00%,12/1/28	1,081,883
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.00%,3/1/34	1,142,870
1,720,000	Union County, NC, School Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/42	1,850,477
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds Series B, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,643,609
1,100,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds Series B, Callable 10/1/29 @ 100, 5.00%,10/1/34	1,171,886
1,585,000	Wake County, NC, Public Improvements, G.O. Series A, Callable 3/1/28 @ 100, 5.00%,3/1/30	1,674,802
1,725,000	Wake County, NC, Refunding Revenue Bonds Series A, Callable 8/1/28 @ 100, 5.00%,8/1/32	1,823,322
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/40	381,525
325,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/35	356,703
400,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/36	437,208
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/37	408,132
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/38	406,413
650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/42	698,391
2,060,000	Wilmington, NC, Public Improvements G.O. Series A, 5.00%,5/1/31	2,293,740
1,365,000	Winston-Salem, NC, Public Improvements G.O. Series B, Callable 6/1/33 @ 100, 5.00%,6/1/35	1,530,787
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue Series A, Callable 6/1/24 @ 100, 5.00%,6/1/25(a)	1,878,154
	Total (Cost $122,798,312)	121,475,970

Shares		Fair Value
MONEY MARKET FUNDS — 0.75%
933,842	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	933,842

Shares	Fair Value
MONEY MARKET FUNDS — 0.75% - continued
Total Money Market Funds
(Cost $933,842)	$933,842

Total Investments— 98.87%
(Cost $123,732,154)	122,409,812

Other Assets in Excess of Liabilities— 1.13%	1,394,425

NET ASSETS — 100.00%	$123,804,237

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $8,643,768, which represents 7.0% of net assets.
(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

See accompanying notes to financial statements.	37

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.30%
	South Carolina — 94.30%
$750,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.00%,6/1/33	$760,765
500,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.00%,1/1/38	531,988
750,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 7/1/32 @ 100, 5.00%,1/1/52(a)	783,241
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.00%,2/1/48	531,423
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.25%,2/1/52	527,827
700,000	County of Beaufort SC, 5.00%,3/1/31	775,879
780,000	Dorchester County School District No. 4, School Improvements G.O. Series A, Callable 9/1/33 @ 100 (SCSDE), 5.00%,3/1/43	831,515
830,000	Florence, SC, Combined Waterworks & Sewerage System Revenue, Water Utility Improvements Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/37	913,500
1,000,000	Greenville Health System, Hospital System Board Series B, Callable 5/1/24 @ 100, 5.00%,5/1/31	1,001,680
500,000	Greenwood County, SC, 5.00%,10/1/32	535,931
500,000	Lancaster County, SC, School District, School Improvements G.O. Series A, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/30	504,517
600,000	Lexington County, SC, School District No. 1, School Improvements G.O. Series B, Callable 2/1/29 @ 100 (SCSDE), 5.00%,2/1/31	641,075
500,000	Lexington County, SC, School District No. 2, G.O. Series C, Callable 3/1/27 @ 100 (SCSDE), 5.00%,3/1/31	516,899
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue Series B, Callable 7/1/26 @ 100, 5.00%,7/1/30(a)	1,106,677
500,000	Newberry Investing in Children's Education, 5.00%,12/1/30	541,812
1,000,000	Oconee County, SC, 5.00%,4/1/41	1,074,304
500,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.00%,12/1/29	514,920
715,000	Patriots Energy Group Financing Agency, 5.25%,2/1/54	764,611
500,000	Richland County, DC, School District No. 2, Refunding Bonds G.O. Series B, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/29	505,148
805,000	Richland County, SC, School District No. 2, School Improvements G.O. Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/36	882,835
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue Series B, 5.00%,6/1/25	626,709
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.00%,12/1/25	495,826
645,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/34	710,791
400,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/33(a)	444,943
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advanced Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.00%,2/1/29	860,729
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.00%,4/1/44	$1,018,348
750,000	South Carolina Public Service Authority, Callable 12/1/32 @ 100, 5.25%,12/1/36	827,839
500,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue Series A, Callable 10/1/27 @ 100 (AGM), 5.00%,10/1/38	515,451
500,000	Spartanburg County School District No. 4, SC, School Improvements G.O. (SCSDE) Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/40	535,817
500,000	Spartanburg County School District No. 5, SC, School Improvements G.O., Callable 3/1/32 (SCSDE), 5.00%,3/1/37	544,199
750,000	State of South Carolina, University & College Improvements G.O. Series A, Callable 4/1/32 @ 100, 5.00%,4/1/39	815,290
	Total (Cost $21,795,289)	21,642,489

Shares		Fair Value
MONEY MARKET FUNDS — 7.14%
1,638,757	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	1,638,757

	Total Money Market Funds
	(Cost $1,638,757)	1,638,757

Total Investments— 101.44%
(Cost $23,434,046)		23,281,246

Liabilities in Excess of Other Assets — (1.44)%		(330,189)

NET ASSETS — 100.00%		$22,951,057

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $2,334,862, which represents 10.17% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

38	See accompanying notes to financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.60%
	Virginia — 98.60%
$1,000,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.00%,6/1/27	$1,047,372
1,000,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.00%,6/1/26	1,026,314
1,000,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.00%,8/15/30	1,043,558
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.00%,7/1/41	1,094,377
1,000,000	Chesapeake, VA, Chesapeake Expressway, Callable 7/15/34 @ 100, 5.00%,7/15/41	1,078,227
1,000,000	Chesapeake, VA, Public Improvements, Refunding G.O. Series A, Callable 18/1/27 @ 100, 5.00%,8/1/30	1,043,002
1,000,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding) Series A, Callable 1/1/28 @ 100, 4.00%,1/1/31	1,027,924
1,000,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding), Callable 1/1/33 @ 100, 5.00%,1/1/40	1,089,640
1,000,000	City of Alexandria, VA, 5.00%,12/15/33	1,140,208
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.00%,6/1/26	1,145,758
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding Series A, Callable 4/1/30 @ 100, 5.00%,10/1/30(a)	1,255,655
1,000,000	Fairfax County, VA, Sewer Revenue, 5.00%,7/15/54	1,055,570
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.00%,6/15/26	1,000,470
1,000,000	Hampton Roads Transp. Accountability Comm., 5.00%,7/1/31	1,089,825
1,320,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds Series A, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,433,860
1,000,000	Loudoun County, VA, Miscellaneous Purposes Revenue G.O. (State Aid Withholding) Series A, 5.00%,12/1/29	1,092,303
1,000,000	Lynchburg Economic Development Authority, 5.00%,1/1/35	1,069,444
1,000,000	Manassas, VA, Public Improvements, Public Facilities G.O. (State Aid Withholding), Callable 7/1/29 @ 100, 4.00%,7/1/33	1,031,133
1,000,000	Norfolk, VA, Callable 8/1/28 @ 100, 5.00%,8/1/47	1,069,101
1,135,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/44	1,215,423
1,000,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/40	1,088,666
1,295,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.00%,1/15/27	1,316,376
1,000,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100, 5.00%,4/1/34(a)	1,105,694
1,000,000	Salem, VA, School Improvements G.O., Current Refunding, 5.00%,5/1/28	1,063,210
1,000,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/37	1,095,940
1,000,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/38	1,089,071
1,085,000	Suffolk, VA, Callable 2/1/32 @ 100, 5.00%,2/1/43(a)	1,150,873
1,000,000	Upper Occoquan Sewage Authority, 5.00%,7/1/37	1,127,401
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Virginia Beach, VA, Storm Water Utility Revenue, Public Improvements Revenue Bonds Series A, Callable 11/15/30 @ 100, 5.00%,11/15/31	$1,101,052
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds (State Intercept) Series C, 5.00%,9/1/29	1,085,467
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds, Callable 2/1/32 @ 100, 5.25%,2/1/41	1,080,809
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.00%,9/15/30	1,245,918
1,000,000	Virginia Commonwealth Transportation Board, Federal Transporation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.00%,9/15/31	1,040,155
1,000,000	Virginia Housing Development Authority, Callable 4/1/26 @ 100, 3.00%,10/1/29	978,980
1,000,000	Virginia Port Authority Commonwealth Port Fund, Airport & Marina Improvements Revenue Bonds Series A, 5.00%,7/1/41	1,071,523
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,1/15/30	1,093,699
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,8/15/30	1,138,579
1,000,000	Winchester Economic Development Authority, Callable 1/1/34 @ 100, 5.00%,1/1/42	1,039,191
	Total (Cost $42,410,411)	41,961,768

Shares		Fair Value
MONEY MARKET FUNDS — 0.43%
184,604	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	184,604

	Total Money Market Funds
	(Cost $184,604)	184,604

Total Investments— 99.03%
(Cost $42,595,015)		42,146,372

Other Assets in Excess of Liabilities— 0.97%		413,687

NET ASSETS — 100.00%		$42,560,059

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $3,422,053, which represents 8.0% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

See accompanying notes to financial statements.	39

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.68%
	West Virginia — 96.68%
$500,000	Berkeley County Public Service Sewer, 5.00%,6/1/40	$524,852
1,000,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/28	1,030,569
1,750,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), Callable 6/1/33 @ 100, 4.00%,6/1/36(a)	1,773,837
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue Series C, Callable 10/30/23 @ 100 (BAM), 4.50%,10/1/32	1,500,387
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O. (West Virginia Board Commission), Callable 5/1/26 @ 100, 5.00%,5/1/28(a)	1,104,217
610,000	Fairmont State University, 5.00%,6/1/26	622,367
1,360,000	Marshall University, WV, University & College Improvements Revenue Bonds Series A (AGM), 5.00%,5/1/30	1,465,541
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue Series B, Callable 6/1/28 @ 100, 5.00%,12/1/34	737,439
1,140,000	Morgantown Utility Board, WV, Water Utility Improvements Revenue Bonds Series B, Callable 6/1/28 @ 100, 5.00%,12/1/36	1,187,117
750,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 3.00%,6/1/28	739,669
1,000,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/29	1,029,837
1,275,000	Ohio County, WV, Callable 6/1/34 @ 100, 5.25%,6/1/44	1,286,172
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue Series A, Callable 7/1/24 @ 100, 5.00%,7/1/28	1,267,535
1,000,000	State of West Virginia, Callable 6/1/29 @ 100, 5.00%,6/1/44	1,029,990
1,505,000	State of West Virginia, Callable 6/1/31 @ 100, 5.00%,6/1/45	1,577,883
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/35	1,053,274
1,100,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/43	1,134,383
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,113,209
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,107,580
850,000	West Virginia Commissioner of Highways, Callable 9/1/27 @ 100, 5.00%,9/1/28	888,423
500,000	West Virginia Economic Development Authority, 3.38%,3/1/40	495,983
1,000,000	West Virginia Economic Development Authority, Callable 11/25/24 @ 100, 5.00%,6/1/26	1,005,673
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue Series A, Callable 7/1/27 @ 100, 5.00%,7/1/28	1,197,484
1,500,000	West Virginia Economic Development Authority, Provident Group - Marshall Properties L.L.C, Current Refunding Revenue Bonds Series A-1, Callable 7/1/33 @ 100, 5.00%,7/1/37	1,607,036
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue Series D, Callable 6/1/5 @ 100, 5.00%,6/1/26	$1,018,409
1,470,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.00%,9/1/39	1,483,585
1,000,000	West Virginia Hospital Finance Authority, Health Care Facilities Revenue Bonds Series A, Callable 6/1/33 @ 100, 5.00%,6/1/41	1,047,892
1,385,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.00%,6/1/26	1,414,680
1,070,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.25%,5/1/29	1,065,155
905,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.30%,11/1/29	901,071
1,980,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.00%,6/1/47	2,061,303
1,105,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.00%,6/1/39	1,141,502
1,000,000	West Virginia State School Building Authority, Lottery Revenue, School Improvements Revenue Series A, Callable 7/1/28 @ 100, 5.00%,7/1/29	1,063,086
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/44	1,562,739
1,685,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/43	1,759,202
1,015,000	West Virginia Water Development Authority, 5.00%,11/1/35	1,048,110
1,050,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue Series A-II, Callable 11/1/23 @ 100, 5.00%,11/1/26(a)	1,051,604
740,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/30	759,823
1,100,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/31	1,127,841
1,500,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/34	1,582,149
1,000,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/35	1,044,731
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,095,166
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,088,839
	Total (Cost $50,511,570)	49,797,344

40	See accompanying notes to financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares		Fair Value
MONEY MARKET FUNDS — 1.86%
960,060	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.21%(b)	$960,060

	Total Money Market Funds
	(Cost $960,060)	960,060

Total Investments— 98.54%
(Cost $51,471,630)		50,757,404

Other Assets in Excess of Liabilities— 1.46%		754,230

NET ASSETS — 100.00%		$51,511,634

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2025 is $3,037,570, which represents 5.9% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
G.O.	General Obligation

See accompanying notes to financial statements.	41

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund		Sterling Capital Mid Value Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Assets:
Investments at fair value (a)	$37,234,583		$27,587,935	$91,190,122	$372,961,879	$1,426,758,283	$32,230,139
Receivable for capital shares issued	—		2,650	—	32,782	860,612	500
Interest and dividends receivable	46,122		10,227	152,562	171,701	1,707,777	18,213
Prepaid and other expenses	14,651		37,561	31,276	39,358	119,583	12,151
Total Assets	37,295,356		27,638,373	91,373,960	373,205,720	1,429,446,255	32,261,003
Liabilities:
Payable for capital shares redeemed	20,000		27,721	40,400	221,922	3,009,085	1,358
Accrued expenses and other payables:
Investment advisory fees	14,259		7,219	10,258	179,121	605,349	16,645
Administration fees	2,327		2,276	38,572	42,280	156,617	2,048
Compliance service fees	—		4	—	—	—	52
Custodian fees	474		677	1,173	5,083	27,707	571
Distribution (12b-1) fees	7,602		4,206	1,274	70,339	137,718	44
Audit fees	1,199		—	5,246	19,921	84,454	1,866
Trustee fees	—		—	—	—	1,459	—
Other fees and liabilities	370		1,971	7,162	19,906	343,973	1,220
Total Liabilities	46,231		44,074	104,085	558,572	4,366,362	23,804
Net Assets	$37,249,125		$27,594,299	$91,269,875	$372,647,148	$1,425,079,893	$32,237,199
Net Assets consist of:
Capital	$41,018,106		$16,855,651	$76,875,581	$207,156,244	$894,066,093	$12,142,066
Total distributable earnings	(3,768,981)		10,738,648	14,394,294	165,490,904	531,013,800	20,095,133
Net Assets	$37,249,125		$27,594,299	$91,269,875	$372,647,148	$1,425,079,893	$32,237,199
Net Assets
Class A Shares	$34,249,741		$18,625,103	$5,728,378	$263,106,714	$394,082,661	$194,975
Class C Shares	372,696		265,147	46,744	13,745,335	63,283,601	3,861
Class Institutional Shares	2,601,605		8,187,272	5,737,806	70,447,648	879,362,619	32,038,363
Class R6 Shares	25,083		516,777	79,756,947	25,347,451	88,351,012
Total	$37,249,125		$27,594,299	$91,269,875	$372,647,148	$1,425,079,893	$32,237,199
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,113,277		1,307,857	315,491	11,626,937	17,998,393	3,512
Class C Shares	12,633		25,111	2,751	1,002,198	2,932,873	73
Class Institutional Shares	83,898		553,178	312,050	2,767,878	39,957,355	572,813
Class R6 Shares	806		34,838	4,329,136	995,270	4,009,845
Total	1,210,614		1,920,984	4,959,428	16,392,283	64,898,466	576,398
Net Asset Value
Class A Shares - redemption price per share	$30.76		$14.24	$18.16	$22.63	$21.90	$55.52
Class C Shares - Offering price per share*	$29.50		$10.56	$16.99	$13.72	$21.58	$52.79	**
Class Institutional Shares	$31.01		$14.80	$18.39	$25.45	$22.01	$55.93
Class R6 Shares	$31.11	**	$14.83	$18.42	$25.47	$22.03
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$32.64		$15.11	$19.27	$24.01	$23.24	$58.91
(a) Investments at cost	$31,516,949		$19,898,056	$83,611,510	$235,497,049	$1,031,291,998	$16,107,109

*	Redemption price per share varies by length of time shares are held.

**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
Assets:
Investments at fair value (a)	$69,324,016	$156,130,464		$27,272,260	$42,693,425	$19,083,658	$1,472,324,939	$46,649,559
Cash	—	—		15,000	20,000	—	1,500,000	50,000
Receivable for capital shares issued	1,188	68,282		91,387	120,340	40,535	4,607,867	—
Interest and dividends receivable	228,917	207,099		164,912	332,063	54,331	9,520,669	824,673
Tax reclaims receivable	—	—		—	—	—	—	301
Prepaid and other expenses	25,530	44,199		16,765	25,718	7,239	133,328	29,671
Total Assets	69,579,651	156,450,044		27,560,324	43,191,546	19,185,763	1,488,086,803	47,554,204
Liabilities:
Distributions payable	—	—		97,886	178,441	42,549	5,189,672	202,925
Payable for investments purchased	—	—		350,000	316,026	182,805	8,308,358	342,427
Payable for capital shares redeemed	7,709	125,751		8,246	68,196	262,941	1,631,553	440
Accrued expenses and other payables:
Investment advisory fees	33,913	97,047		1,147	—	2,083	25,929	—
Administration fees	4,814	14,184		1,764	9,426	1,240	291,108	20,963
Compliance service fees	—	8		59	—	54	—	—
Custodian fees	908	4,306		352	596	251	20,251	660
Distribution (12b-1) fees	176	1,156		1,019	693	584	12,197	65
Audit fees	2,850	14,785		1,135	7,046	643	35,529	859
Trustee fees	—	1,450		—	942	—	—	—
Other fees and liabilities	5,406	71,445		8,544	19,861	179	208,879	8,535
Total Liabilities	55,776	330,132		470,152	601,227	493,329	15,723,476	576,874
Net Assets	$69,523,875	$156,119,912		$27,090,172	$42,590,319	$18,692,434	$1,472,363,327	$46,977,330
Net Assets consist of:
Capital	$38,395,933	$29,003,041		$28,146,775	$54,952,898	$21,562,453	$1,627,894,736	$55,431,852
Total distributable earnings	31,127,942	127,116,871		(1,056,603)	(12,362,579)	(2,870,019)	(155,531,409)	(8,454,522)
Net Assets	$69,523,875	$156,119,912		$27,090,172	$42,590,319	$18,692,434	$1,472,363,327	$46,977,330
Net Assets
Class A Shares	$473,764	$2,387,430		$4,888,963	$3,515,007	$2,416,281	$49,275,525	$303,747
Class C Shares	81,003	793,593			43,037	86,401	2,538,867	2,742
Class Institutional Shares	68,302,989	147,384,182		22,201,209	25,209,856	16,189,752	1,023,599,127	146,965
Class R6 Shares	666,119	5,554,707			13,822,419		396,949,808	46,523,876
Total	$69,523,875	$156,119,912		$27,090,172	$42,590,319	$18,692,434	$1,472,363,327	$46,977,330
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	13,128	66,253		496,814	419,424	276,032	5,278,883	44,321
Class C Shares	2,273	25,872			5,136	9,890	271,561	401
Class Institutional Shares	1,886,667	4,006,877		2,255,505	3,009,287	1,848,526	109,605,805	21,470
Class R6 Shares	18,309	150,182			1,649,168		42,511,803	6,788,055
Total	1,920,377	4,249,184		2,752,319	5,083,015	2,134,448	157,668,052	6,854,247
Net Asset Value
Class A Shares - redemption price per share	$36.09	$36.03	**	$9.84	$8.38	$8.75	$9.33	$6.85
Class C Shares - Offering price per share*	$35.64	$30.67			$8.38	$8.74	$9.35	$6.84
Class Institutional Shares	$36.20	$36.78		$9.84	$8.38	$8.76	$9.34	$6.85
Class R6 Shares	$36.38	$36.99			$8.38		$9.34	$6.85
Maximum Offering Price (100%/ (100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$38.29	$38.23		$9.84	$8.55	$8.93	$9.52	$6.99
(a) Investments at cost	$40,802,676	$49,846,616		$27,142,588	$42,440,859	$19,865,129	$1,492,477,330	$50,060,229

*	Redemption price per share varies by length of time shares are held.

**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (Unaudited)

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
Assets:
Investments at fair value (a)	$151,756,806	$122,409,812	$23,281,246	$42,146,372	$50,757,404
Cash	80,000	—	—	—	—
Receivable for capital shares issued	511,046	240,583	—	—	—
Interest and dividends receivable	571,729	1,768,887	263,557	502,032	860,717
Prepaid and other expenses	104,054	16,600	49,349	38,105	66,956
Total Assets	153,023,635	124,435,882	23,594,152	42,686,509	51,685,077
Liabilities:
Distributions payable	502,904	276,455	56,702	93,660	121,436
Payable for investments purchased	—	—	545,020	—	—
Payable for capital shares redeemed	161,224	278,269	21,559	3,872	12,160
Accrued expenses and other payables:
Investment advisory fees	38,587	37,072	7,140	13,001	15,595
Administration fees	10,220	8,404	1,493	2,948	3,536
Compliance service fees	—	—	63	—	—
Custodian fees	—	1,770	461	665	6,079
Distribution (12b-1) fees	57	4,884	1,000	1,981	4,202
Audit fees	3,414	5,854	1,531	3,178	3,595
Trustee fees	—	—	36	114	263
Other fees and liabilities	8,586	18,937	8,090	7,031	6,577
Total Liabilities	724,992	631,645	643,095	126,450	173,443
Net Assets	$152,298,643	$123,804,237	$22,951,057	$42,560,059	$51,511,634
Net Assets consist of:
Capital	$161,159,064	$131,740,434	$24,783,005	$45,547,564	$55,210,876
Total distributable earnings	(8,860,421)	(7,936,197)	(1,831,948)	(2,987,505)	(3,699,242)
Net Assets	$152,298,643	$123,804,237	$22,951,057	$42,560,059	$51,511,634
Net Assets
Class A Shares	$114,694	$19,567,950	$4,145,762	$9,236,329	$19,383,130
Class C Shares	38,691	772,891	75,094	5,516	1,822
Class Institutional Shares	152,145,258	103,463,396	18,730,201	33,318,214	32,126,682
Total	$152,298,643	$123,804,237	$22,951,057	$42,560,059	$51,511,634
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	12,714	1,962,715	399,803	846,144	2,070,179
Class C Shares	4,287	77,580	7,247	506	194
Class Institutional Shares	16,833,408	10,379,602	1,818,854	3,053,062	3,428,004
Total	16,850,409	12,419,897	2,225,904	3,899,712	5,498,377
Net Asset Value
Class A Shares - redemption price per share	$9.02	$9.97	$10.37	$10.92	$9.36
Class C Shares - Offering price per share*	$9.03	$9.96	$10.36	$10.90	$9.37	**
Class Institutional Shares	$9.04	$9.97	$10.30	$10.91	$9.37
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.20	$10.17	$10.58	$11.14	$9.55
(a) Investments at cost	$155,717,814	$123,732,154	$23,434,046	$42,595,015	$51,471,630

*	Redemption price per share varies by length of time shares are held.

**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2025 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Investment Income:
Interest income	$4,872	$16,035	$26,698	$92,346	$748,947	$13,058
Dividend income	489,621	269,863	1,207,177	1,526,960	18,451,581	306,434
Foreign tax withholding	—	(1,003)	(319)	(15,602)	—	—
Total investment income	494,493	284,895	1,233,556	1,603,704	19,200,528	319,492
Expenses:
Investment advisory fees (See Note 4)	84,260	130,695	319,557	1,358,919	4,531,459	114,463
Administration fees (See Note 4)	15,839	18,360	44,984	180,954	695,099	16,094
Distribution fees - Class A Shares (See Note 4)	43,167	24,676	7,955	369,317	536,063	294
Distribution fees - Class C Shares (See Note 4)	1,858	1,419	258	83,263	342,611	20
Compliance service fees (See Note 4)	307	381	875	3,524	15,052	320
Trustee fees	2,911	3,649	7,464	32,016	137,384	3,040
Audit fees	1,779	3,613	3,723	16,309	69,790	1,488
Custodian fees	936	1,208	2,778	10,845	46,651	1,009
Fund accounting fees (See Note 4)	2,116	2,693	6,080	24,480	104,835	2,298
Interest expense	—	133	—	1,119	6,764	—
Legal fees	3,143	4,003	8,835	36,208	154,815	3,383
Printing fees	3,052	2,325	680	14,112	78,211	441
Registration fees	10,294	26,640	15,188	30,623	40,706	11,198
Transfer agent fees (See Note 4)	13,826	10,676	11,276	53,694	196,923	4,412
Other fees	10,684	17,858	15,694	140,626	793,174	11,593
Total expenses before waivers	194,172	248,329	445,347	2,356,009	7,749,537	170,053
Less expenses waived by the Investment Advisor (See Note 4)	(12)	(10,653)	(31,466)	(16,260)	(58,041)	—
Net expenses	194,160	237,676	413,881	2,339,749	7,691,496	170,053
Net investment income (loss)	300,333	47,219	819,675	(736,045)	11,509,032	149,439
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	2,271,260	3,892,375	6,460,197	37,130,266	144,028,255	4,584,370
Change in unrealized appreciation/depreciation on:
Investments	(1,190,911)	(4,562,812)	(14,754,136)	(44,590,982)	(221,722,775)	(6,702,999)
Foreign currency	—	—	—	(61)	—	—
Net realized and change in unrealized gain (loss) on investments	1,080,349	(670,437)	(8,293,939)	(7,460,777)	(77,694,520)	(2,118,629)
Net increase (decrease) in net assets resulting from operations	$1,380,682	$(623,218)	$(7,474,264)	$(8,196,822)	$(66,185,488)	$(1,969,190)

See accompanying notes to financial statements.

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
Investment Income:
Interest income	$17,304	$35,977	$598,299	$1,074,148	$331,323	$33,026,227	$1,195,638
Dividend income	1,299,968	1,308,016	60,480	60,509	9,870	1,649,007	—
Foreign tax withholding	—	—	—	—	—	—	—
Total investment income	1,317,272	1,343,993	658,779	1,134,657	341,193	34,675,234	1,195,638
Expenses:
Investment advisory fees (See Note 4)	206,088	688,822	27,701	43,862	28,868	1,814,625	55,351
Administration fees (See Note 4)	30,013	77,508	11,707	18,538	7,631	613,683	18,737
Distribution fees - Class A Shares (See Note 4)	707	3,803	6,207	3,926	3,005	65,015	442
Distribution fees - Class C Shares (See Note 4)	410	3,199	—	223	425	13,131	12
Compliance service fees (See Note 4)	607	1,513	227	320	145	12,614	365
Trustee fees	5,445	12,867	2,339	2,277	1,408	124,158	3,717
Audit fees	3,202	2,957	1,202	823	837	81,255	2,473
Custodian fees	1,940	3,957	729	964	458	39,067	1,108
Fund accounting fees (See Note 4)	4,192	11,057	1,625	2,602	1,050	85,097	2,468
Interest expense	—	370	—	—	—	—	—
Legal fees	6,163	16,375	2,401	3,759	1,555	131,023	3,760
Printing fees	1,522	1,435	391	423	175	30,426	1,026
Registration fees	14,838	22,113	13,440	16,577	6,523	40,952	8,663
Transfer agent fees (See Note 4)	9,051	13,994	3,345	5,637	2,678	121,700	2,698
Other fees	26,213	108,387	15,745	24,206	14,571	484,957	25,177
Total expenses before waivers	310,391	968,357	87,059	124,137	69,329	3,657,703	125,997
Less expenses waived by the Investment Advisor (See Note 4)	(314)	(4,016)	(20,776)	(7,030)	(17,140)	(453,766)	(43,884)
Net expenses	310,077	964,341	66,283	117,107	52,189	3,203,937	82,113
Net investment income	1,007,195	379,652	592,496	1,017,550	289,004	31,471,297	1,113,525
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	2,305,915	21,658,919	112,214	142,683	(88,770)	(4,576,671)	(586,044)
Change in unrealized appreciation/ depreciation on:
Investments	(6,396,333)	(34,123,943)	(44,072)	(320,382)	(109,572)	(28,350,426)	(2,304,319)
Net realized and change in unrealized gain (loss) on investments	(4,090,418)	(12,465,024)	68,142	(177,699)	(198,342)	(32,927,097)	(2,890,363)
Net increase (decrease) in net assets resulting from operations	$(3,083,223)	$(12,085,372)	$660,638	$839,851	$90,662	$(1,455,800)	$(1,776,838)

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2025 (Unaudited)

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax- Free Fund	Sterling Capital West Virginia Intermediate Tax- Free Fund
Investment Income:
Interest income	$2,860,683	$2,029,040	$452,026	$691,269	$923,923
Dividend income	450,613	—	—	—	—
Foreign tax withholding	—	—	—	—	—
Total investment income	3,311,296	2,029,040	452,026	691,269	923,923
Expenses:
Investment advisory fees (See Note 4)	257,125	220,342	45,875	77,029	93,455
Administration fees (See Note 4)	62,457	53,213	11,070	18,585	22,567
Distribution fees - Class A Shares (See Note 4)	81	25,271	6,447	11,911	24,932
Distribution fees - Class C Shares (See Note 4)	44	3,772	379	27	9
Compliance service fees (See Note 4)	809	1,056	228	355	432
Trustee fees	7,593	9,650	2,089	3,039	4,001
Audit fees	4,394	4,985	947	947	1,376
Custodian fees	2,485	3,183	709	1,085	1,783
Fund accounting fees (See Note 4)	5,416	7,343	1,658	2,620	3,190
Legal fees	8,443	10,935	2,419	3,804	4,764
Printing fees	2,428	877	195	314	695
Registration fees	11,696	8,595	7,413	8,817	11,780
Transfer agent fees (See Note 4)	5,394	8,062	1,957	3,285	3,692
Other fees	38,458	32,242	9,467	11,826	12,556
Total expenses before waivers	406,823	389,526	90,853	143,644	185,232
Less expenses waived by the Investment Advisor (See Note 4)	(36,732)	—	—	—	—
Net expenses	370,091	389,526	90,853	143,644	185,232
Net investment income	2,941,205	1,639,514	361,173	547,625	738,691
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(598,530)	(235,829)	(57,520)	16,849	(76,715)
Change in unrealized appreciation/depreciation on:
Investments	(641,636)	(2,823,109)	(572,437)	(1,121,301)	(1,042,151)
Net realized and change in unrealized loss on investments	(1,240,166)	(3,058,938)	(629,957)	(1,104,452)	(1,118,866)
Net increase (decrease) in net assets resulting from operations	$1,701,039	$(1,419,424)	$(268,784)	$(556,827)	$(380,175)

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$300,333	$568,729
Net realized gain	2,271,260	4,474,629
Net change in unrealized appreciation (depreciation)	(1,190,911)	4,100,005
Net increase (decrease) in net assets resulting from operations	1,380,682	9,143,363
Distributions to Shareholders:
Income distribution:
Class A Shares	(273,938)	(532,361)
Class C Shares	(1,713)	(3,400)
Class Institutional Shares	(23,736)	(35,457)
Class R6 Shares	(236)	(4,152)
Change in net assets from shareholder distributions	(299,623)	(575,370)
Capital Transactions:
Change in net assets from capital transactions (See Note 4)	(649,481)	(2,313,251)
Change in net assets	431,578	6,254,742

Net Assets:
Beginning of period	36,817,547	30,562,805
End of period	$37,249,125	$36,817,547

See accompanying notes to financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
$47,219	$245,298	$819,675	$1,656,938	$(736,045)	$(1,387,908)
3,892,375	4,824,649	6,460,197	8,671,154	37,130,266	85,876,663
(4,562,812)	3,880,913	(14,754,136)	14,256,533	(44,591,043)	20,967,909
(623,218)	8,950,860	(7,474,264)	24,584,625	(8,196,822)	105,456,664

(2,031,374)	(1,334,512)	(547,951)	(113,676)	(49,024,403)	(48,470,651)
(35,431)	(33,683)	(4,848)	(788)	(4,156,880)	(5,349,947)
(2,594,072)	(2,020,317)	(521,257)	(118,903)	(12,870,592)	(14,997,857)
(80,344)	(27,483)	(8,170,703)	(1,699,464)	(4,995,068)	(6,123,350)
(4,741,221)	(3,415,995)	(9,244,759)	(1,932,831)	(71,046,943)	(74,941,805)

(15,767,285)	(2,352,914)	(1,168,404)	(3,748,600)	19,249,534	(62,095,281)
(21,131,724)	3,181,951	(17,887,427)	18,903,194	(59,994,231)	(31,580,422)

48,726,023	45,544,072	109,157,302	90,254,108	432,641,379	464,221,801
$27,594,299	$48,726,023	$91,269,875	$109,157,302	$372,647,148	$432,641,379

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$11,509,032	$28,014,041
Net realized gain	144,028,255	331,191,387
Net change in unrealized appreciation (depreciation)	(221,722,775)	50,609,934
Net increase (decrease) in net assets resulting from operations	(66,185,488)	409,815,362
Distributions to Shareholders:
Income distribution:
Class A Shares	(89,869,325)	(40,781,730)
Class C Shares	(14,406,080)	(5,906,495)
Class Institutional Shares	(223,748,289)	(123,753,673)
Class R6 Shares	(20,655,535)	(9,828,898)
Change in net assets from shareholder distributions	(348,679,229)	(180,270,796)
Capital Transactions:
Change in net assets from capital transactions (See Note 4)	(52,321,541)	(218,317,462)
Change in net assets	(467,186,258)	11,227,104

Net Assets:
Beginning of period	1,892,266,151	1,881,039,047
End of period	$1,425,079,893	$1,892,266,151

See accompanying notes to financial statements.

Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
$149,439	$328,346	$1,007,195	$1,686,668
4,584,370	5,917,871	2,305,915	3,388,016
(6,702,999)	3,148,935	(6,396,333)	14,626,477
(1,969,190)	9,395,152	(3,083,223)	19,701,161

(34,375)	(49,762)	(31,696)	(41,389)
(533)	(399)	(4,276)	(7,917)
(5,204,000)	(5,094,497)	(3,934,621)	(5,246,524)
		(36,191)	(39,860)
(5,238,908)	(5,144,658)	(4,006,784)	(5,335,690)

(1,072,993)	(7,211,696)	860,070	(2,892,935)
(8,281,091)	(2,961,202)	(6,229,937)	11,472,536

40,518,290	43,479,492	75,753,812	64,281,276
$32,237,199	$40,518,290	$69,523,875	$75,753,812

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Small Cap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$379,652	$1,208,898
Net realized gain (loss)	21,658,919	97,551,304
Net change in unrealized appreciation (depreciation)	(34,123,943)	(38,596,522)
Net increase (decrease) in net assets resulting from operations	(12,085,372)	60,163,680
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,252,305)	(830,751)
Class C Shares	(118,532)	(135,464)
Class Institutional Shares	(34,153,040)	(77,402,735)
Class R6 Shares	(1,185,361)	(1,738,566)
Change in net assets from shareholder distributions	(36,709,238)	(80,107,516)
Capital Transactions:
Change in net assets from capital transactions (See Note 4)	7,264,819	(53,586,885)
Change in net assets	(41,529,791)	(73,530,721)

Net Assets:
Beginning of period	197,649,703	271,180,424
End of period	$156,119,912	$197,649,703

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund		Sterling Capital Short Duration Bond Fund		Sterling Capital Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
$592,496	$1,495,201	$1,017,550	$2,978,012	$289,004	$450,653
112,214	34,533	142,683	(640,244)	(88,770)	(72,448)
(44,072)	309,437	(320,382)	2,813,495	(109,572)	1,257,630
660,638	1,839,171	839,851	5,151,263	90,662	1,635,835

(102,244)	(302,481)	(72,346)	(131,145)	(34,645)	(83,268)
		(859)	(3,817)	(905)	(2,511)
(496,649)	(1,129,825)	(671,217)	(2,168,304)	(243,498)	(504,626)
		(321,886)	(600,489)
(598,893)	(1,432,306)	(1,066,308)	(2,903,755)	(279,048)	(590,405)

(1,070,958)	(1,585,514)	(2,816,468)	(60,565,386)	697,893	641,650
(1,009,213)	(1,178,649)	(3,042,925)	(58,317,878)	509,507	1,687,080

28,099,385	29,278,034	45,633,244	103,951,122	18,182,927	16,495,847
$27,090,172	$28,099,385	$42,590,319	$45,633,244	$18,692,434	$18,182,927

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Total Return Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$31,471,297	$57,220,994
Net realized loss	(4,576,671)	(32,443,663)
Net change in unrealized appreciation (depreciation)	(28,350,426)	136,519,817
Net increase (decrease) in net assets resulting from operations	(1,455,800)	161,297,148
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,024,741)	(1,885,739)
Class C Shares	(41,855)	(86,758)
Class Institutional Shares	(21,161,658)	(40,197,403)
Class R6 Shares	(8,310,897)	(15,067,709)
Change in net assets from shareholder distributions	(30,539,151)	(57,237,609)
Capital Transactions:
Change in net assets from capital transactions (See Note 4)	(10,363,477)	402,146,207
Change in net assets	(42,358,428)	506,205,746

Net Assets:
Beginning of period	1,514,721,755	1,008,516,009
End of period	$1,472,363,327	$1,514,721,755

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund		Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
$1,113,525	$1,884,068	$2,941,205	$2,956,704	$1,639,514	$3,208,779
(586,044)	(2,469,778)	(598,530)	(1,114,890)	(235,829)	(604,710)
(2,304,319)	7,111,244	(641,636)	7,427,434	(2,823,109)	6,559,031
(1,776,838)	6,525,534	1,701,039	9,269,248	(1,419,424)	9,163,100

(8,256)	(14,989)	(1,225)	(958)	(242,136)	(497,427)
(50)	(92)	(137)	(69)	(6,214)	(14,093)
(4,805)	(24,777)	(2,937,370)	(3,072,077)	(1,388,334)	(2,684,591)
(1,100,846)	(1,845,809)
(1,113,957)	(1,885,667)	(2,938,732)	(3,073,104)	(1,636,684)	(3,196,111)

6,906,314	7,144,131	65,636,664	(6,336,438)	(1,777,179)	(11,566,398)
4,015,519	11,783,998	64,398,971	(140,294)	(4,833,287)	(5,599,409)

42,961,811	31,177,813	87,899,672	88,039,966	128,637,524	134,236,933
$46,977,330	$42,961,811	$152,298,643	$87,899,672	$123,804,237	$128,637,524

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$361,173	$810,404
Net realized gain (loss)	(57,520)	(462,910)
Net change in unrealized appreciation (depreciation)	(572,437)	1,881,016
Net increase (decrease) in net assets resulting from operations	(268,784)	2,228,510
Distributions to Shareholders:
Income distribution:
Class A Shares	(65,926)	(147,188)
Class C Shares	(686)	(3,847)
Class Institutional Shares	(294,571)	(656,595)
Change in net assets from shareholder distributions	(361,183)	(807,630)
Capital Transactions:
Change in net assets from capital transactions (See Note 4)	(5,860,165)	(7,366,676)
Change in net assets	(6,490,132)	(5,945,796)

Net Assets:
Beginning of period	29,441,189	35,386,985
End of period	$22,951,057	$29,441,189

See accompanying notes to financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
$547,625	$1,214,165	$738,691	$1,873,103
16,849	(638,608)	(76,715)	(465,941)
(1,121,301)	3,117,113	(1,042,151)	4,013,370
(556,827)	3,692,670	(380,175)	5,420,532

(109,213)	(228,315)	(260,302)	(485,310)
(43)	(82)	(18)	(35)
(438,355)	(980,236)	(478,290)	(1,382,167)
(547,611)	(1,208,633)	(738,610)	(1,867,512)

(1,760,541)	(19,331,760)	(2,922,835)	(27,790,397)
(2,864,979)	(16,847,723)	(4,041,620)	(24,237,377)

45,425,038	62,272,761	55,553,254	79,790,631
$42,560,059	$45,425,038	$51,511,634	$55,553,254

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$29.88	0.25	0.87	1.12	(0.24)	—	—	(0.24)
Year Ended September 30, 2024	$23.10	0.45	6.79	7.24	(0.46)	—	—	(0.46)
Year Ended September 30, 2023	$20.19	0.37	2.94	3.31	(0.40)	—	—	(0.40)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Sterling Capital Mid Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$16.12	0.01	(0.26)	(0.25)	(0.04)	(1.59)	—	(1.63)
Year Ended September 30, 2024	$14.47	0.06	2.70	2.76	(0.06)	(1.05)	—	(1.11)
Year Ended September 30, 2023	$15.21	0.06	1.95	2.01	(0.03)	(2.72)	—	(2.75)
Year Ended September 30, 2022	$20.01	0.02	(3.18)	(3.16)	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$13.99	(0.02)	6.07	6.05	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Sterling Capital Behavioral Small Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$21.39	0.13	(1.54)	(1.41)	(0.12)	(1.70)	—	(1.82)
Year Ended September 30, 2024	$16.98	0.27	4.50	4.77	(0.36)	—	—	(0.36)
Year Ended September 30, 2023	$15.12	0.26	1.78	2.04	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$27.59	(0.05)	(0.21)	(0.26)	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$26.08	(0.10)	6.40	6.30	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$23.95	(0.09)	4.21	4.12	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Sterling Capital Equity Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$28.50	0.15	(1.14)	(0.99)	(0.15)	(5.46)	—	(5.61)
Year Ended September 30, 2024	$25.26	0.35	5.39	5.74	(0.36)	(2.14)	—	(2.50)
Year Ended September 30, 2023	$24.27	0.35	2.73	3.08	(0.35)	(1.74)	—	(2.09)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$30.76	3.78	%(b)	$34,250	1.04	%(c)	1.58	%(c)	1.04	%(c)	43.00	%(b)
$29.88	31.47%		$34,158	1.00%		1.68%		1.03%		99.00%
$23.10	16.42%		$28,454	1.09%		1.60%		1.15%		110.98%
$20.19	(9.84)%		$25,985	1.00%		1.68%		1.03%		125.15%
$22.75	37.59%		$30,870	0.88%		0.16%		1.02%		122.64%
$16.72	(9.15)%		$24,497	0.89%		2.00%		0.96%		167.34%

$14.24	(2.01	)%(b)	$18,625	1.22	%(c)	0.11	%(c)	1.28	%(c)	19.86	%(b)
$16.12	19.90%		$20,502	1.15%		0.37%		1.16%		39.31%
$14.47	13.45%		$17,911	1.16%		0.40%		1.18%		19.99%
$15.21	(17.48)%		$17,191	1.14%		0.10%		1.14%		29.05%
$20.01	43.32%		$23,421	1.12%		(0.08)%		1.15%		34.00%
$13.99	(5.76)%		$18,851	1.13%		0.13%		1.26%		28.77%

$18.16	(7.69	)%(b)	$5,728	1.06	%(c)	1.25	%(c)	1.06	%(c)	43.95	%(b)
$21.39	28.20%		$6,564	1.09%		1.38%		1.09%		74.00%
$16.98	13.50%		$5,695	1.11%		1.54%		1.11%		154.69%
$15.12	(13.50)%		$5,644	1.11%		0.90%		1.11%		70.82%
$19.37	64.73%		$7,212	1.06%		0.66%		1.06%		111.07%
$11.83	(17.84)%		$4,948	1.06%		0.81%		1.08%		119.76%

$22.63	(2.82	)%(b)	$263,107	1.13	%(c)	(0.39	)%(c)	1.13	%(c)	20.23	%(b)
$27.59	27.05%		$294,004	1.16%		(0.37)%		1.16%		41.68%
$26.08	17.96%		$269,413	1.16%		(0.36)%		1.16%		31.19%
$23.95	(18.91)%		$267,480	1.13%		(0.44)%		1.13%		28.06%
$33.44	37.18%		$355,673	1.11%		(0.36)%		1.12%		27.20%
$24.67	5.55%		$276,975	1.11%		(0.04)%		1.11%		17.50%

$21.90	(4.02	)%(b)	$394,083	1.08	%(c)	1.25	%(c)	1.08	%(c)	27.30	%(b)
$28.50	23.83%		$464,807	1.08%		1.32%		1.08%		41.82%
$25.26	12.55%		$418,725	1.07%		1.34%		1.07%		39.43%
$24.27	(5.85)%		$411,766	1.04%		1.29%		1.04%		31.23%
$26.57	34.11%		$460,034	1.03%		1.15%		1.04%		13.00%
$20.04	(0.10)%		$320,255	1.03%		1.79%		1.03%		33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$67.30	0.17	(3.34)	(3.17)	(0.27)	(8.34)	(8.61)
Year Ended September 30, 2024	$60.94	0.34	13.28	13.62	(0.25)	(7.01)	(7.26)
Year Ended September 30, 2023	$62.45	0.40	8.65	9.05	(0.39)	(10.17)	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	(1.97)
Sterling Capital Real Estate Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$39.81	0.46	(2.11)	(1.65)	(0.45)	(1.62)	(2.07)
Year Ended September 30, 2024	$32.35	0.78	9.42	10.20	(0.65)	(2.09)	(2.74)
Year Ended September 30, 2023	$34.86	0.64	(0.25)	0.39	(0.67)	(2.23)	(2.90)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	(1.33)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	(2.20)
Sterling Capital Small Cap Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$47.67	0.03	(2.50)	(2.47)	(0.03)	(9.14)	(9.17)
Year Ended September 30, 2024	$52.17	0.13	11.70	11.83	(0.13)	(16.20)	(16.33)
Year Ended September 30, 2023	$57.67	0.16	8.11	8.27	(0.09)	(13.68)	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	(5.22)
Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.82	0.20	0.02	0.22	(0.20)	—	(0.20)
Year Ended September 30, 2024	$9.68	0.47	0.11	0.58	(0.44)	—	(0.44)
Year Ended September 30, 2023	$9.55	0.31	0.16	0.47	(0.34)	—	(0.34)
Year Ended September 30, 2022	$9.78	0.08	(0.19)	(0.11)	(0.12)	—	(0.12)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	(0.10)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$55.52	(5.74	)%(b)	$195	1.13	%(c)	0.54	%(c)	1.13	%(c)	6.24	%(b)
$67.30	24.07%		$265	1.13%		0.55%		1.13%		8.96%
$60.94	14.75%		$460	1.12%		0.65%		1.12%		4.89%
$62.45	(13.89)%		$380	1.10%		0.53%		1.10%		7.94%
$78.45	34.65%		$369	1.10%		0.38%		1.11%		8.23%
$58.67	(5.63)%		$145	1.16%		0.42%		1.19%		9.21%

$36.09	(4.18	)%(b)	$474	1.11	%(c)	2.48	%(c)	1.11	%(c)	6.63	%(b)
$39.81	32.80%		$623	1.11%		2.25%		1.11%		4.90%
$32.35	0.70%		$543	1.12%		1.81%		1.12%		6.06%
$34.86	(18.60)%		$670	1.07%		0.60%		1.07%		12.58%
$46.09	30.08%		$719	1.05%		0.82%		1.05%		12.68%
$36.61	(8.33)%		$537	1.08%		0.67%		1.08%		19.58%

$36.03	(7.49	)%(b)	$2,387	1.29	%(c)	0.15	%(c)	1.29	%(c)	1.67	%(b)
$47.67	28.51%		$3,277	1.30%		0.28%		1.31%		2.87%
$52.17	15.05%		$2,656	1.28%		0.29%		1.30%		0.77%
$57.67	(14.14)%		$2,464	1.25%		0.13%		1.25%		5.26%
$83.01	52.43%		$3,468	1.23%		(0.01)%		1.26%		6.15%
$63.67	(12.81)%		$2,048	1.25%		0.37%		1.33%		8.33%

$9.84	2.27	%(b)	$4,889	0.68	%(c)	4.05	%(c)	0.83	%(c)	38.28	%(b)
$9.82	6.12%		$5,114	0.63%		4.84%		0.81%		50.87%
$9.68	4.97%		$5,756	0.52%		3.26%		0.82%		45.10%
$9.55	(1.07)%		$7,090	0.52%		0.87%		0.75%		50.11%
$9.78	0.51%		$7,219	0.53%		0.82%		0.75%		48.71%
$9.82	2.20%		$2,675	0.63%		1.73%		0.81%		43.45%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.42	0.18	(0.03)	0.15	(0.19)	—	(0.19)
Year Ended September 30, 2024	$8.14	0.37	0.27	0.64	(0.36)	—	(0.36)
Year Ended September 30, 2023	$8.08	0.25	0.04	0.29	(0.23)	—	(0.23)
Year Ended September 30, 2022	$8.68	0.08	(0.51)	(0.43)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	(0.18)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	(0.20)
Sterling Capital Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.86	0.13	(0.12)	0.01	(0.12)	—	(0.12)
Year Ended September 30, 2024	$8.34	0.21	0.59	0.80	(0.28)	—	(0.28)
Year Ended September 30, 2023	$8.51	0.16	(0.12)	0.04	(0.21)	—	(0.21)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	(0.23)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	(0.25)
Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.54	0.19	(0.22)	(0.03)	(0.18)	—	(0.18)
Year Ended September 30, 2024	$8.87	0.35	0.67	1.02	(0.35)	—	(0.35)
Year Ended September 30, 2023	$9.11	0.28	(0.24)	0.04	(0.28)	—	(0.28)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	(0.39)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (d)	(0.29)
Sterling Capital Long Duration Corporate Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$7.30	0.16	(0.45)	(0.29)	(0.16)	—	(0.16)
Year Ended September 30, 2024	$6.45	0.31	0.85	1.16	(0.31)	—	(0.31)
Year Ended September 30, 2023	$6.63	0.28	(0.17)	0.11	(0.29)	—	(0.29)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	(0.55)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	(0.27)
Sterling Capital Quality Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.18	0.17	(0.16)	0.01	(0.17)	—	(0.17)
Year Ended September 30, 2024	$8.56	0.27	0.64	0.91	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.78	0.23	(0.21)	0.02	(0.24)	—	(0.24)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	(0.19)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	(0.25)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$8.38	1.83	%(b)	$3,515	0.79	%(c)	4.35	%(c)	0.79	%(c)	31.65	%(b)
$8.42	7.98%		$3,068	0.76%		4.43%		0.83%		67.85%
$8.14	3.62%		$3,228	0.70%		3.02%		0.73%		98.01%
$8.08	(5.02)%		$3,665	0.73%		0.94%		0.73%		76.98%
$8.68	0.94%		$4,419	0.68%		1.15%		0.71%		39.26%
$8.78	3.86%		$4,260	0.67%		1.93%		0.77%		64.69%

$8.75	0.18	%(b)	$2,416	0.78	%(c)	2.97	%(c)	0.97	%(c)	16.47	%(b)
$8.86	9.72%		$2,505	0.76%		2.41%		0.95%		11.51%
$8.34	0.43%		$2,550	0.75%		1.89%		0.94%		7.91%
$8.51	(11.12)%		$2,879	0.73%		0.87%		0.92%		14.18%
$9.78	(1.23)%		$3,388	0.68%		0.64%		0.86%		71.31%
$10.13	4.66%		$3,930	0.79%		1.68%		0.95%		47.36%

$9.33	(0.27	)%(b)	$49,276	0.70	%(c)	4.04	%(c)	0.74	%(c)	37.67	%(b)
$9.54	11.67%		$53,940	0.71%		3.78%		0.75%		63.02%
$8.87	0.41%		$46,772	0.70%		2.99%		0.76%		47.80%
$9.11	(14.94)%		$47,701	0.70%		1.75%		0.74%		47.98%
$11.04	0.44%		$60,694	0.70%		1.52%		0.75%		48.80%
$11.38	7.33%		$57,202	0.70%		2.20%		0.82%		59.59%

$6.85	(3.95	)%(b)	$304	0.70	%(c)	4.64	%(c)	0.82	%(c)	26.38	%(b)
$7.30	18.30%		$405	0.71%		4.43%		0.85%		47.46%
$6.45	1.38%		$308	0.70%		4.09%		0.89%		26.27%
$6.63	(27.78)%		$436	0.85%		2.94%		1.04%		161.62%
$10.51	2.67%		$632	0.97%		2.40%		1.16%		47.29%
$10.78	6.56%		$490	0.92%		2.57%		0.94%		52.28%

$9.02	0.09	%(b)	$115	0.76	%(c)	3.74	%(c)	0.81	%(c)	28.35	%(b)
$9.18	10.77%		$32	0.82%		3.11%		0.87%		25.02%
$8.56	0.18%		$32	0.83%		2.57%		0.88%		9.85%
$8.78	(10.93)%		$32	0.82%		1.44%		0.86%		35.18%
$10.04	(0.23)%		$29	0.82%		1.29%		0.86%		73.60%
$10.25	4.07%		$25	0.84%		2.06%		0.88%		35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.21	0.12	(0.24)	(0.12)	(0.12)	—	(0.12)
Year Ended September 30, 2024	$9.75	0.23	0.46	0.69	(0.23)	—	(0.23)
Year Ended September 30, 2023	$9.84	0.20	(0.09)	0.11	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	(0.15)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	(0.18)
Sterling Capital South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.62	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended September 30, 2024	$10.16	0.25	0.46	0.71	(0.25)	—	(0.25)
Year Ended September 30, 2023	$10.24	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	(0.17)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$11.19	0.13	(0.27)	(0.14)	(0.13)	—	(0.13)
Year Ended September 30, 2024	$10.69	0.24	0.50	0.74	(0.24)	—	(0.24)
Year Ended September 30, 2023	$10.77	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	(0.19)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	(0.20)
Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.56	0.12	(0.19)	(0.07)	(0.13)	—	(0.13)
Year Ended September 30, 2024	$9.12	0.24	0.44	0.68	(0.24)	—	(0.24)
Year Ended September 30, 2023	$9.22	0.20	(0.10)	0.10	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	— (d)	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.97	(1.18	)%(b)	$19,568	0.82	%(c)	2.38	%(c)	0.82	%(c)	13.87	%(b)
$10.21	7.13%		$20,995	0.85%		2.29%		0.85%		20.34%
$9.75	1.08%		$22,320	0.85%		1.99%		0.85%		38.07%
$9.84	(8.92)%		$24,664	0.82%		1.52%		0.82%		50.21%
$10.97	(0.01)%		$31,234	0.80%		1.34%		0.80%		7.97%
$11.12	3.64%		$33,648	0.79%		1.68%		0.79%		17.06%

$10.37	(1.10	)%(b)	$4,146	0.89	%(c)	2.54	%(c)	0.89	%(c)	5.18	%(b)
$10.62	7.09%		$5,816	0.89%		2.43%		0.90%		19.81%
$10.16	1.15%		$6,369	0.87%		1.92%		0.88%		32.34%
$10.24	(8.66)%		$7,056	0.85%		1.64%		0.85%		9.94%
$11.40	0.86%		$11,204	0.81%		1.44%		0.81%		20.23%
$11.47	3.58%		$11,926	0.81%		1.76%		0.81%		4.84%

$10.92	(1.29	)%(b)	$9,236	0.84	%(c)	2.28	%(c)	0.84	%(c)	10.44	%(b)
$11.19	6.92%		$9,816	0.87%		2.14%		0.87%		20.54%
$10.69	1.05%		$11,272	0.86%		1.78%		0.86%		17.86%
$10.77	(8.72)%		$14,162	0.83%		1.40%		0.83%		37.23%
$11.98	(0.52)%		$17,292	0.81%		1.31%		0.81%		8.98%
$12.23	3.80%		$17,446	0.81%		1.67%		0.81%		15.44%

$9.36	(0.81	)%(b)	$19,383	0.84	%(c)	2.59	%(c)	0.84	%(c)	3.07	%(b)
$9.56	7.51%		$20,407	0.88%		2.54%		0.88%		25.08%
$9.12	1.07%		$20,855	0.86%		2.14%		0.86%		37.11%
$9.22	(8.18)%		$23,829	0.82%		1.54%		0.82%		18.08%
$10.20	0.72%		$27,208	0.81%		1.53%		0.81%		8.56%
$10.29	3.66%		$27,866	0.81%		1.84%		0.81%		3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$28.66	0.12	0.86	0.98	(0.14)	—	—
Year Ended September 30, 2024	$22.19	0.24	6.50	6.74	(0.27)	—	—
Year Ended September 30, 2023	$19.41	0.19	2.83	3.02	(0.24)	—	—
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)	—	—
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)	(0.58)	—
Sterling Capital Mid Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$12.36	(0.04)	(0.17)	(0.21)	—	(1.59)	—
Year Ended September 30, 2024	$11.36	(0.04)	2.09	2.05	—	(1.05)	—
Year Ended September 30, 2023	$12.52	(0.04)	1.60	1.56	—	(2.72)	—
Year Ended September 30, 2022	$16.86	(0.11)	(2.59)	(2.70)	—	(1.64)	—
Year Ended September 30, 2021	$11.85	(0.13)	5.14	5.01	—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$20.17	0.05	(1.45)	(1.40)	(0.08)	(1.70)	—
Year Ended September 30, 2024	$16.10	0.11	4.26	4.37	(0.30)	—	—
Year Ended September 30, 2023	$14.33	0.13	1.69	1.82	(0.05)	—	—
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—	(1.82)	—
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)	—	—
Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$18.48	(0.09)	0.03	(0.06)	—	(4.70)	—
Year Ended September 30, 2024	$19.02	(0.20)	4.45	4.25	—	(4.79)	—
Year Ended September 30, 2023	$18.09	(0.21)	3.13	2.92	—	(1.99)	—
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—	(4.11)	—
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—	(1.33)	—
Sterling Capital Equity Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$28.17	0.06	(1.12)	(1.06)	(0.07)	(5.46)	—
Year Ended September 30, 2024	$25.00	0.15	5.32	5.47	(0.16)	(2.14)	—
Year Ended September 30, 2023	$24.04	0.15	2.70	2.85	(0.15)	(1.74)	—
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)	(0.48)	—
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)	(0.84)	—

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

				Ratios/Supplementary Data
Total from distributions	Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
(0.14)	$29.50	3.42	%(b)	$373	1.78	%(c)	0.84	%(c)	1.78	%(c)	43.00	%(b)
(0.27)	$28.66	30.45%		$362	1.75%		0.93%		1.78%		99.00%
(0.24)	$22.19	15.57%		$280	1.84%		0.85%		1.90%		110.98%
(0.19)	$19.41	(10.50)%		$248	1.75%		0.93%		1.78%		125.15%
(0.17)	$21.88	36.56%		$304	1.60%		(0.22)%		1.79%		122.64%
(0.93)	$16.17	(9.81)%		$567	1.64%		1.26%		1.71%		167.34%

(1.59)	$10.56	(2.33	)%(b)	$265	1.97	%(c)	(0.66	)%(c)	2.03	%(c)	19.86	%(b)
(1.05)	$12.36	18.96%		$349	1.90%		(0.36)%		1.91%		39.31%
(2.72)	$11.36	12.57%		$379	1.91%		(0.35)%		1.93%		19.99%
(1.64)	$12.52	(18.06)%		$473	1.88%		(0.67)%		1.88%		29.05%
—	$16.86	42.28%		$1,101	1.87%		(0.85)%		1.90%		34.00%
(1.23)	$11.85	(6.46)%		$1,584	1.88%		(0.61)%		2.02%		28.77%

(1.78)	$16.99	(8.09	)%(b)	$47	1.81	%(c)	0.51	%(c)	1.81	%(c)	43.95	%(b)
(0.30)	$20.17	27.26%		$51	1.83%		0.58%		1.84%		74.00%
(0.05)	$16.10	12.70%		$28	1.86%		0.79%		1.86%		154.69%
(1.82)	$14.33	(14.19)%		$29	1.85%		0.19%		1.85%		70.82%
—	$18.46	63.65%		$38	1.82%		0.04%		1.82%		111.07%
(0.11)	$11.28	(18.47)%		$100	1.81%		0.05%		1.83%		119.76%

(4.70)	$13.72	(3.18	)%(b)	$13,745	1.88	%(c)	(1.14	)%(c)	1.88	%(c)	20.23	%(b)
(4.79)	$18.48	26.15%		$16,870	1.91%		(1.12)%		1.91%		41.68%
(1.99)	$19.02	17.07%		$22,619	1.91%		(1.11)%		1.91%		31.19%
(4.11)	$18.09	(19.53)%		$29,566	1.88%		(1.19)%		1.88%		28.06%
(0.33)	$26.39	36.19%		$52,182	1.86%		(1.11)%		1.87%		27.20%
(1.33)	$19.67	4.73%		$60,777	1.86%		(0.79)%		1.86%		17.50%

(5.53)	$21.58	(4.39	)%(b)	$63,284	1.82	%(c)	0.51	%(c)	1.82	%(c)	27.30	%(b)
(2.30)	$28.17	22.92%		$72,748	1.83%		0.57%		1.83%		41.82%
(1.89)	$25.00	11.71%		$64,849	1.82%		0.60%		1.82%		39.43%
(0.62)	$24.04	(6.57)%		$64,899	1.79%		0.54%		1.79%		31.23%
(0.08)	$26.32	33.15%		$81,338	1.78%		0.42%		1.79%		13.00%
(1.05)	$19.83	(0.85)%		$119,475	1.77%		1.04%		1.78%		33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$64.35	(0.04)	(3.18)	(3.22)	—	(8.34)	(8.34)
Year Ended September 30, 2024	$58.68	(0.08)	12.76	12.68	—	(7.01)	(7.01)
Year Ended September 30, 2023	$60.48	(0.01)	8.38	8.37	—	(10.17)	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	(1.52)
Sterling Capital Real Estate Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$39.35	0.34	(2.11)	(1.77)	(0.32)	(1.62)	(1.94)
Year Ended September 30, 2024	$32.00	0.52	9.31	9.83	(0.39)	(2.09)	(2.48)
Year Ended September 30, 2023	$34.53	0.37	(0.25)	0.12	(0.42)	(2.23)	(2.65)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	(1.08)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	(2.01)
Sterling Capital Small Cap Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$41.98	(0.09)	(2.08)	(2.17)	—	(9.14)	(9.14)
Year Ended September 30, 2024	$47.89	(0.19)	10.48	10.29	—	(16.20)	(16.20)
Year Ended September 30, 2023	$54.20	(0.22)	7.59	7.37	—	(13.68)	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	(4.96)
Sterling Capital Short Duration Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.42	0.15	(0.03)	0.12	(0.16)	—	(0.16)
Year Ended September 30, 2024	$8.14	0.30	0.27	0.57	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.08	0.18	0.05	0.23	(0.17)	—	(0.17)
Year Ended September 30, 2022	$8.68	0.01	(0.50)	(0.49)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	(0.12)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	(0.13)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$52.79	(6.09	)%(b)	$4	1.87	%(c)	(0.15	)%(c)	1.87	%(c)	6.24	%(b)
$64.35	23.29%		$3	1.88%		(0.14)%		1.88%		8.96%
$58.68	14.00%		$3	1.77%		(0.01)%		1.77%		4.89%
$60.48	(14.45)%		$3	1.74%		(0.11)%		1.74%		7.94%
$76.32	33.80%		$3	1.85%		(0.23)%		1.85%		8.23%
$57.24	(6.21)%		$1	1.92%		(0.20)%		1.92%		9.21%

$35.64	(4.56	)%(b)	$81	1.86	%(c)	1.85	%(c)	1.86	%(c)	6.63	%(b)
$39.35	31.81%		$93	1.86%		1.52%		1.86%		4.90%
$32.00	(0.06)%		$112	1.86%		1.05%		1.86%		6.06%
$34.53	(19.19)%		$125	1.82%		(0.14)%		1.82%		12.58%
$45.65	29.14%		$182	1.81%		0.08%		1.81%		12.68%
$36.33	(9.02)%		$192	1.83%		0.58%		1.83%		19.58%

$30.67	(7.83	)%(b)	$794	2.03	%(c)	(0.50	)%(c)	2.03	%(c)	1.67	%(b)
$41.98	27.56%		$559	2.05%		(0.48)%		2.06%		2.87%
$47.89	14.18%		$458	2.03%		(0.45)%		2.05%		0.77%
$54.20	(14.79)%		$320	2.00%		(0.63)%		2.00%		5.26%
$79.47	51.27%		$375	1.98%		(0.75)%		2.01%		6.15%
$61.56	(13.46)%		$245	2.00%		(0.35)%		2.08%		8.33%

$8.38	1.45	%(b)	$43	1.53	%(c)	3.61	%(c)	1.53	%(c)	31.65	%(b)
$8.42	7.17%		$47	1.51%		3.63%		1.59%		67.85%
$8.14	2.84%		$280	1.45%		2.23%		1.48%		98.01%
$8.08	(5.73)%		$409	1.47%		0.13%		1.47%		76.98%
$8.68	0.29%		$988	1.43%		0.40%		1.46%		39.26%
$8.77	3.09%		$893	1.42%		1.21%		1.52%		64.69%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.84	0.10	(0.11)	(0.01)	(0.09)	—	(0.09)
Year Ended September 30, 2024	$8.32	0.14	0.59	0.73	(0.21)	—	(0.21)
Year Ended September 30, 2023	$8.49	0.10	(0.12)	(0.02)	(0.15)	—	(0.15)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2020	$9.91	0.09	0.28	0.37	(0.17)	—	(0.17)
Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.56	0.15	(0.21)	(0.06)	(0.15)	—	(0.15)
Year Ended September 30, 2024	$8.89	0.28	0.67	0.95	(0.28)	—	(0.28)
Year Ended September 30, 2023	$9.12	0.21	(0.23)	(0.02)	(0.21)	—	(0.21)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	(0.30)
Year Ended September 30, 2020	$10.90	0.16	0.54	0.70	(0.20)	— (d)	(0.20)
Sterling Capital Long Duration Corporate Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$7.28	0.14	(0.44)	(0.30)	(0.14)	—	(0.14)
Year Ended September 30, 2024	$6.44	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended September 30, 2023	$6.61	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	(0.48)
Year Ended September 30, 2020	$10.36	0.19	0.40	0.59	(0.19)	—	(0.19)
Sterling Capital Quality Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.18	0.13	(0.14)	(0.01)	(0.14)	—	(0.14)
Year Ended September 30, 2024	$8.56	0.22	0.63	0.85	(0.23)	—	(0.23)
Year Ended September 30, 2023	$8.78	0.16	(0.20)	(0.04)	(0.18)	—	(0.18)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	(0.12)
Year Ended September 30, 2020	$10.08	0.17	0.16	0.33	(0.17)	—	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.
(f)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)		Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$8.74	(0.08	)%(b)	$86		1.53	%(c)	2.22	%(c)	1.72	%(c)	16.47	%(b)
$8.84	8.92%		$88		1.51%		1.65%		1.70%		11.51%
$8.32	(0.32)%		$123		1.50%		1.18%		1.69%		7.91%
$8.49	(11.81)%		$98		1.48%		0.12%		1.67%		14.18%
$9.76	(1.97)%		$124		1.43%		(0.11)%		1.61%		71.31%
$10.11	3.78%		$309		1.54%		0.93%		1.70%		47.36%

$9.35	(0.63	)%(b)	$2,539		1.45	%(c)	3.29	%(c)	1.48	%(c)	37.67	%(b)
$9.56	10.83%		$2,735		1.46%		3.02%		1.50%		63.02%
$8.89	(0.22)%		$2,903		1.45%		2.23%		1.51%		47.80%
$9.12	(15.64)%		$3,484		1.45%		0.98%		1.48%		47.98%
$11.06	(0.31)%		$5,378		1.45%		0.78%		1.51%		48.80%
$11.40	6.53%		$8,332		1.45%		1.44%		1.57%		59.59%

$6.84	(4.17	)%(b)	$3		1.43	%(c)	3.96	%(c)	1.51	%(c)	26.38	%(b)
$7.28	17.26%		$1		1.49%		3.65%		1.57%		47.46%
$6.44	0.78%		$2		1.45%		3.36%		1.61%		26.27%
$6.61	(28.37)%		$2		1.65%		1.92%		1.82%		161.62%
$10.49	1.98%		$3		1.72%		1.70%		1.88%		47.29%
$10.76	5.80%		$3		1.64%		1.86%		1.65%		52.28%

$9.03	(0.12	)%(b)	$39		1.49	%(c)	2.97	%(c)	1.53	%(c)	28.35	%(b)
$9.18	10.04%		$—	(e)	1.59%		2.47%		1.60%		25.02%
$8.56	(0.52)%		$3		1.53%		1.86%		1.55%		9.85%
$8.78	(11.45)%		$3		1.50%		0.74%		1.52%		35.18%
$10.03	(0.92)%		$3		1.57%		0.58%		1.59%		73.60%
$10.24	3.34%		$3		1.57%		1.63%		1.61%		35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.20	0.08	(0.24)	(0.16)	(0.08)	—	(0.08)
Year Ended September 30, 2024	$9.74	0.15	0.46	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2023	$9.83	0.12	(0.08)	0.04	(0.13)	—	(0.13)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	(0.07)
Year Ended September 30, 2020	$10.90	0.10	0.22	0.32	(0.10)	—	(0.10)
Sterling Capital South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.62	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)
Year Ended September 30, 2024	$10.15	0.17	0.48	0.65	(0.18)	—	(0.18)
Year Ended September 30, 2023	$10.24	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	(0.11)
Sterling Capital Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$11.17	0.09	(0.27)	(0.18)	(0.09)	—	(0.09)
Year Ended September 30, 2024	$10.67	0.17	0.50	0.67	(0.17)	—	(0.17)
Year Ended September 30, 2023	$10.77	0.11	(0.09)	0.02	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	(0.10)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	(0.11)
Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.57	0.09	(0.20)	(0.11)	(0.09)	—	(0.09)
Year Ended September 30, 2024	$9.14	0.18	0.43	0.61	(0.18)	—	(0.18)
Year Ended September 30, 2023	$9.22	0.13	(0.07)	0.06	(0.14)	—	(0.14)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	— (d)	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	(0.12)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.96	(1.55	)%(b)	$773	0.11	%(c)	0.12	%(c)	0.11	%(c)	13.87	%(b)
$10.20	6.33%		$761	1.60%		1.52%		1.60%		20.34%
$9.74	0.32%		$966	1.60%		1.24%		1.60%		38.07%
$9.83	(9.61)%		$1,141	1.57%		0.75%		1.57%		50.21%
$10.96	(0.85)%		$1,542	1.55%		0.60%		1.55%		7.97%
$11.12	2.96%		$2,793	1.54%		0.92%		1.54%		17.06%

$10.36	(1.56	)%(b)	$75	1.63	%(c)	1.80	%(c)	1.63	%(c)	5.18	%(b)
$10.62	6.39%		$100	1.64%		1.67%		1.65%		19.81%
$10.15	0.30%		$268	1.62%		1.17%		1.63%		32.34%
$10.24	(9.27)%		$340	1.59%		0.89%		1.59%		9.94%
$11.39	0.10%		$603	1.56%		0.72%		1.56%		20.23%
$11.46	2.72%		$955	1.56%		1.01%		1.56%		4.84%

$10.90	(1.65	)%(b)	$6	1.58	%(c)	1.54	%(c)	1.58	%(c)	10.44	%(b)
$11.17	6.27%		$6	1.62%		1.51%		1.62%		20.54%
$10.67	0.13%		$5	1.59%		1.03%		1.59%		17.86%
$10.77	(9.32)%		$16	1.57%		0.61%		1.57%		37.23%
$11.97	(1.27)%		$57	1.57%		0.58%		1.57%		8.98%
$12.22	3.03%		$780	1.56%		0.92%		1.56%		15.44%

$9.37	(1.14	)%(b)	$2	1.64	%(c)	1.97	%(c)	1.64	%(c)	3.07	%(b)
$9.57	6.77%		$2	1.63%		1.95%		1.63%		25.08%
$9.14	0.62%		$2	1.57%		1.34%		1.57%		37.11%
$9.22	(8.85)%		$23	1.56%		0.82%		1.56%		18.08%
$10.20	(0.13)%		$25	1.56%		0.83%		1.56%		8.56%
$10.30	2.89%		$304	1.56%		1.10%		1.56%		3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$30.12	0.29	0.88	1.17	(0.28)	—	—
Year Ended September 30, 2024	$23.28	0.52	6.84	7.36	(0.52)	—	—
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	—	—
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—
Sterling Capital Mid Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$16.72	0.03	(0.27)	(0.24)	(0.09)	(1.59)	—
Year Ended September 30, 2024	$14.97	0.10	2.80	2.90	(0.10)	(1.05)	—
Year Ended September 30, 2023	$15.65	0.10	2.02	2.12	(0.08)	(2.72)	—
Year Ended September 30, 2022	$20.51	0.06	(3.27)	(3.21)	(0.01)	(1.64)	—
Year Ended September 30, 2021	$14.33	0.03	6.22	6.25	(0.07)	—	—
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$21.63	0.16	(1.57)	(1.41)	(0.13)	(1.70)	—
Year Ended September 30, 2024	$17.15	0.32	4.54	4.86	(0.38)	—	—
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	—	—
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—
Year Ended September 30, 2020	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—
Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$30.46	(0.02)	(0.29)	(0.31)	—	(4.70)	—
Year Ended September 30, 2024	$28.28	(0.03)	7.00	6.97	—	(4.79)	—
Year Ended September 30, 2023	$25.75	(0.03)	4.55	4.52	—	(1.99)	—
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—
Sterling Capital Equity Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$28.62	0.18	(1.15)	(0.97)	(0.18)	(5.46)	—
Year Ended September 30, 2024	$25.35	0.42	5.41	5.83	(0.42)	(2.14)	—
Year Ended September 30, 2023	$24.35	0.41	2.74	3.15	(0.41)	(1.74)	—
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	0.48	—
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

				Ratios/Supplementary Data
Total from distributions	Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
(0.28)	$31.01	3.92	%(b)	$2,602	0.79	%(c)	1.83	%(c)	0.79	%(c)	43.00	%(b)
(0.52)	$30.12	31.80%		$2,274	0.75%		1.92%		0.78%		99.00%
(0.46)	$23.28	16.74%		$1,499	0.84%		1.83%		0.90%		110.98%
(0.46)	$20.34	(9.62)%		$1,652	0.75%		1.94%		0.78%		125.15%
(0.20)	$22.96	37.90%		$2,023	0.64%		0.42%		0.78%		122.64%
(1.10)	$16.83	(8.96)%		$1,949	0.64%		2.18%		0.66%		167.34%

(1.68)	$14.80	(1.88	)%(b)	$8,187	0.97	%(c)	0.32	%(c)	1.01	%(c)	19.86	%(b)
(1.15)	$16.72	20.17%		$27,359	0.90%		0.62%		0.91%		39.31%
(2.80)	$14.97	13.77%		$26,900	0.91%		0.66%		0.93%		19.99%
(1.65)	$15.65	(17.30)%		$29,189	0.88%		0.33%		0.88%		29.05%
(0.07)	$20.51	43.72%		$51,607	0.87%		0.17%		0.89%		34.00%
(1.38)	$14.33	(5.50)%		$36,835	0.89%		0.39%		1.04%		28.77%

(1.83)	$18.39	(7.59	)%(b)	$5,738	0.82	%(c)	1.51	%(c)	0.82	%(c)	43.95	%(b)
(0.38)	$21.63	28.48%		$6,281	0.84%		1.63%		0.84%		74.00%
(0.26)	$17.15	13.86%		$5,804	0.85%		1.79%		0.85%		154.69%
(2.02)	$15.29	(13.35)%		$9,788	0.85%		1.13%		0.85%		70.82%
(0.13)	$19.58	65.21%		$14,639	0.81%		0.89%		0.81%		111.07%
(0.15)	$11.95	(17.64)%		$6,820	0.80%		0.97%		0.84%		119.76%

(4.70)	$25.45	(2.71	)%(b)	$70,448	0.88	%(c)	(0.14	)%(c)	0.88	%(c)	20.23	%(b)
(4.79)	$30.46	27.36%		$88,481	0.91%		(0.11)%		0.91%		41.68%
(1.99)	$28.28	18.28%		$135,284	0.91%		(0.11)%		0.91%		31.19%
(4.11)	$25.75	(18.74)%		$168,110	0.89%		(0.19)%		0.89%		28.06%
(0.37)	$35.59	37.55%		$216,341	0.86%		(0.11)%		0.87%		27.20%
(1.38)	$26.20	5.79%		$170,323	0.86%		0.22%		0.86%		17.50%

(5.64)	$22.01	(3.93	)%(b)	$879,363	0.83	%(c)	1.48	%(c)	0.83	%(c)	27.30	%(b)
(2.56)	$28.62	24.16%		$1,238,943	0.83%		1.57%		0.83%		41.82%
(2.15)	$25.35	12.83%		$1,296,237	0.82%		1.59%		0.82%		39.43%
(0.90)	$24.35	(5.64)%		$1,468,388	0.79%		1.55%		0.79%		31.23%
(0.35)	$26.66	34.47%		$1,622,233	0.78%		1.40%		0.79%		13.00%
(1.25)	$20.10	0.15%		$1,057,722	0.77%		2.06%		0.78%		33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$67.81	0.24	(3.36)	(3.12)	(0.42)	(8.34)	(8.76)
Year Ended September 30, 2024	$61.43	0.48	13.41	13.89	(0.50)	(7.01)	(7.51)
Year Ended September 30, 2023	$62.89	0.56	8.70	9.26	(0.55)	(10.17)	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	(0.57)
Year Ended September 30, 2020	$64.31	0.40	(3.64)	(3.24)	(0.61)	(1.51)	(2.12)
Sterling Capital Real Estate Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$39.94	0.53	(2.15)	(1.62)	(0.50)	(1.62)	(2.12)
Year Ended September 30, 2024	$32.44	0.87	9.46	10.33	(0.74)	(2.09)	(2.83)
Year Ended September 30, 2023	$34.95	0.73	(0.25)	0.48	(0.76)	(2.23)	(2.99)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	(1.41)
Year Ended September 30, 2020	$42.36	0.59	(3.97)	(3.38)	(0.80)	(1.52)	(2.32)
Sterling Capital Small Cap Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$48.50	0.09	(2.56)	(2.47)	(0.11)	(9.14)	(9.25)
Year Ended September 30, 2024	$52.79	0.23	11.91	12.14	(0.23)	(16.20)	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	(11.64)
Year Ended September 30, 2020	$78.38	0.41	(9.36)	(8.95)	(0.46)	(4.93)	(5.39)
Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.82	0.21	0.02	0.23	(0.21)	—	(0.21)
Year Ended September 30, 2024	$9.68	0.49	0.12	0.61	(0.47)	—	(0.47)
Year Ended September 30, 2023	$9.56	0.34	0.14	0.48	(0.36)	—	(0.36)
Year Ended September 30, 2022	$9.78	0.11	(0.19)	(0.08)	(0.14)	—	(0.14)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	(0.12)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$55.93	(5.62	)%(b)	$32,038	0.88	%(c)	0.78	%(c)	0.88	%(c)	6.24	%(b)
$67.81	24.40%		$40,250	0.88%		0.77%		0.88%		8.96%
$61.43	15.03%		$43,016	0.87%		0.90%		0.87%		4.89%
$62.89	(13.68)%		$45,055	0.84%		0.78%		0.84%		7.94%
$78.92	35.02%		$65,503	0.85%		0.60%		0.86%		8.23%
$58.95	(5.39)%		$53,847	0.91%		0.67%		0.94%		9.21%

$36.20	(4.09	)%(b)	$68,303	0.86	%(c)	2.82	%(c)	0.86	%(c)	6.63	%(b)
$39.94	33.15%		$74,347	0.86%		2.49%		0.86%		4.90%
$32.44	0.95%		$62,708	0.87%		2.06%		0.87%		6.06%
$34.95	(18.39)%		$73,873	0.82%		0.91%		0.82%		12.58%
$46.19	30.40%		$96,075	0.81%		1.00%		0.81%		12.68%
$36.66	(8.09)%		$85,144	0.82%		1.55%		0.82%		9.21%

$36.78	(7.36	)%(b)	$147,384	1.04	%(c)	0.41	%(c)	1.04	%(c)	1.67	%(b)
$48.50	28.85%		$187,448	1.05%		0.50%		1.06%		2.87%
$52.79	15.31%		$261,706	1.03%		0.51%		1.05%		0.77%
$58.24	(13.93)%		$350,163	1.00%		0.38%		1.00%		5.26%
$83.58	52.78%		$514,025	0.98%		0.22%		1.02%		6.15%
$64.04	(12.59)%		$475,615	1.01%		0.58%		1.08%		8.33%

$9.84	2.40	%(b)	$22,201	0.43	%(c)	4.29	%(c)	0.58	%(c)	38.28	%(b)
$9.82	6.39%		$22,985	0.37%		5.06%		0.57%		50.87%
$9.68	5.12%		$23,522	0.27%		3.51%		0.57%		45.10%
$9.56	(0.82)%		$20,265	0.27%		1.11%		0.50%		50.11%
$9.78	0.75%		$32,492	0.29%		1.08%		0.51%		48.71%
$9.83	2.44%		$33,699	0.38%		1.90%		0.55%		43.45%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.42	0.19	(0.03)	0.16	(0.20)	—	(0.20)
Year Ended September 30, 2024	$8.14	0.38	0.28	0.66	(0.38)	—	(0.38)
Year Ended September 30, 2023	$8.08	0.27	0.04	0.31	(0.25)	—	(0.25)
Year Ended September 30, 2022	$8.68	0.10	(0.51)	(0.41)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	(0.20)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	(0.22)
Sterling Capital Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.86	0.14	(0.10)	0.04	(0.14)	—	(0.14)
Year Ended September 30, 2024	$8.35	0.23	0.58	0.81	(0.30)	—	(0.30)
Year Ended September 30, 2023	$8.51	0.18	(0.11)	0.07	(0.23)	—	(0.23)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	(0.25)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	(0.27)
Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.55	0.20	(0.22)	(0.02)	(0.19)	—	(0.19)
Year Ended September 30, 2024	$8.88	0.37	0.67	1.04	(0.37)	—	(0.37)
Year Ended September 30, 2023	$9.11	0.30	(0.22)	0.08	(0.31)	—	(0.31)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	(0.41)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (d)	(0.31)
Sterling Capital Long Duration Corporate Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$7.29	0.17	(0.44)	(0.27)	(0.17)	—	(0.17)
Year Ended September 30, 2024	$6.45	0.32	0.84	1.16	(0.32)	—	(0.32)
Year Ended September 30, 2023	$6.63	0.30	(0.18)	0.12	(0.30)	—	(0.30)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	(0.58)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	(0.30)
Sterling Capital Quality Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.19	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended September 30, 2024	$8.57	0.30	0.63	0.93	(0.31)	—	(0.31)
Year Ended September 30, 2023	$8.79	0.25	(0.21)	0.04	(0.26)	—	(0.26)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	(0.21)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	(0.27)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$8.38	1.95	%(b)	$25,210	0.54	%(c)	4.60	%(c)	0.54	%(c)	31.65	%(b)
$8.42	8.24%		$30,167	0.50%		4.62%		0.59%		67.85%
$8.14	3.87%		$87,221	0.45%		3.30%		0.48%		98.01%
$8.08	(4.78)%		$82,934	0.47%		1.17%		0.47%		76.98%
$8.68	1.19%		$161,804	0.43%		1.40%		0.46%		39.26%
$8.78	4.12%		$174,891	0.42%		2.20%		0.52%		64.69%

$8.76	0.42	%(b)	$16,190	0.54	%(c)	3.22	%(c)	0.73	%(c)	16.47	%(b)
$8.86	9.86%		$15,589	0.51%		2.67%		0.70%		11.51%
$8.35	0.80%		$13,823	0.50%		2.15%		0.69%		7.91%
$8.51	(10.90)%		$13,737	0.48%		1.12%		0.67%		14.18%
$9.79	(1.08)%		$16,272	0.43%		0.88%		0.61%		71.31%
$10.14	4.92%		$8,049	0.54%		1.95%		0.70%		47.36%

$9.34	(0.14	)%(b)	$1,023,599	0.45	%(c)	4.29	%(c)	0.49	%(c)	37.67	%(b)
$9.55	11.94%		$1,066,501	0.46%		4.02%		0.50%		63.02%
$8.88	0.78%		$695,207	0.45%		3.24%		0.51%		47.80%
$9.11	(14.81)%		$782,084	0.45%		1.98%		0.48%		47.98%
$11.05	0.69%		$1,139,676	0.45%		1.77%		0.50%		48.80%
$11.39	7.59%		$1,051,891	0.45%		2.45%		0.57%		59.59%

$6.85	(3.70	)%(b)	$147	0.46	%(c)	4.81	%(c)	0.59	%(c)	26.38	%(b)
$7.29	18.43%		$481	0.47%		4.68%		0.59%		47.46%
$6.45	1.64%		$436	0.45%		4.38%		0.67%		26.27%
$6.63	(27.52)%		$97	0.63%		2.50%		0.80%		161.62%
$10.50	2.92%		$6,508	0.71%		2.61%		0.87%		47.29%
$10.77	6.72%		$18,519	0.67%		2.83%		0.70%		52.28%

$9.04	0.32	%(b)	$152,145	0.50	%(c)	3.97	%(c)	0.55	%(c)	28.35	%(b)
$9.19	11.04%		$87,868	0.57%		3.37%		0.62%		25.02%
$8.57	0.44%		$88,005	0.58%		2.83%		0.62%		9.85%
$8.79	(10.69)%		$78,252	0.57%		1.73%		0.61%		35.18%
$10.05	0.02%		$62,718	0.57%		1.52%		0.61%		73.60%
$10.26	4.33%		$35,808	0.59%		2.36%		0.63%		35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.21	0.13	(0.24)	(0.11)	(0.13)	—	(0.13)
Year Ended September 30, 2024	$9.75	0.25	0.47	0.72	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	(0.21)
Sterling Capital South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$10.55	0.15	(0.25)	(0.10)	(0.15)	—	(0.15)
Year Ended September 30, 2024	$10.09	0.28	0.46	0.74	(0.28)	—	(0.28)
Year Ended September 30, 2023	$10.17	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.95)	(0.21)	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	(0.23)
Sterling Capital Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$11.19	0.14	(0.28)	(0.14)	(0.14)	—	(0.14)
Year Ended September 30, 2024	$10.69	0.26	0.50	0.76	(0.26)	—	(0.26)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	(0.22)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.57	0.13	(0.20)	(0.07)	(0.13)	—	(0.13)
Year Ended September 30, 2024	$9.14	0.26	0.43	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.23	0.23	(0.09)	0.14	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	— (d)	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	(0.22)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.97	(1.06	)%(b)	$103,463	0.57	%(c)	2.63	%(c)	0.57	%(c)	13.87	%(b)
$10.21	7.39%		$106,881	0.60%		2.52%		0.60%		20.34%
$9.75	1.44%		$110,951	0.60%		2.24%		0.60%		38.07%
$9.83	(8.78)%		$126,739	0.57%		1.76%		0.57%		50.21%
$10.97	0.24%		$154,297	0.55%		1.59%		0.55%		7.97%
$11.12	3.90%		$140,958	0.54%		1.92%		0.54%		17.06%

$10.30	(0.99	)%(b)	$18,730	0.64	%(c)	2.79	%(c)	0.64	%(c)	5.18	%(b)
$10.55	7.38%		$23,524	0.64%		2.68%		0.65%		19.81%
$10.09	1.40%		$28,750	0.62%		2.18%		0.63%		32.34%
$10.17	(8.42)%		$34,313	0.59%		1.89%		0.59%		9.94%
$11.32	1.10%		$71,455	0.56%		1.71%		0.56%		20.23%
$11.39	3.76%		$71,865	0.56%		2.01%		0.56%		4.84%

$10.91	(1.26	)%(b)	$33,318	0.59	%(c)	2.53	%(c)	0.59	%(c)	10.44	%(b)
$11.19	7.19%		$35,603	0.62%		2.39%		0.62%		20.54%
$10.69	1.30%		$50,995	0.61%		2.03%		0.61%		17.86%
$10.77	(8.41)%		$66,967	0.58%		1.67%		0.58%		37.23%
$11.97	(0.27)%		$65,071	0.56%		1.56%		0.56%		8.98%
$12.22	4.06%		$62,828	0.56%		1.91%		0.56%		15.44%

$9.37	(0.69	)%(b)	$32,127	0.60	%(c)	2.84	%(c)	0.60	%(c)	3.07	%(b)
$9.57	7.66%		$35,144	0.63%		2.80%		0.63%		25.08%
$9.14	1.43%		$58,934	0.61%		2.40%		0.61%		37.11%
$9.23	(7.93)%		$63,292	0.58%		1.81%		0.58%		18.08%
$10.21	0.88%		$67,778	0.56%		1.78%		0.56%		8.56%
$10.31	4.01%		$67,627	0.56%		2.08%		0.56%		3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$30.22	0.30	0.89	1.19	(0.30)	—	—
Year Ended September 30, 2024	$23.37	0.55	6.86	7.41	(0.56)	—	—
Year Ended September 30, 2023	$20.40	0.46	2.97	3.43	(0.46)	—	—
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—
Sterling Capital Mid Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$16.76	0.03	(0.27)	(0.24)	(0.10)	(1.59)	—
Year Ended September 30, 2024	$15.01	0.11	2.80	2.91	(0.11)	(1.05)	—
Year Ended September 30, 2023	$15.68	0.12	2.01	2.13	(0.08)	(2.72)	—
Year Ended September 30, 2022	$20.55	0.08	(3.27)	(3.19)	(0.04)	(1.64)	—
Year Ended September 30, 2021	$14.35	0.03	6.25	6.28	(0.08)	—	—
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$21.67	0.16	(1.58)	(1.42)	(0.13)	(1.70)	—
Year Ended September 30, 2024	$17.17	0.33	4.56	4.89	(0.39)	—	—
Year Ended September 30, 2023	$15.31	0.32	1.81	2.13	(0.27)	—	—
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—
Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$30.47	(0.01)	(0.29)	(0.30)	—	(4.70)	—
Year Ended September 30, 2024	$28.26	(0.01)	7.01	7.00	—	(4.79)	—
Year Ended September 30, 2023	$25.71	(0.01)	4.55	4.54	—	(1.99)	—
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—
Sterling Capital Equity Income Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$28.64	0.20	(1.15)	(0.95)	(0.20)	(5.46)	—
Year Ended September 30, 2024	$25.36	0.45	5.42	5.87	(0.45)	(2.14)	—
Year Ended September 30, 2023	$24.36	0.45	2.73	3.18	(0.44)	(1.74)	—
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

				Ratios/Supplementary Data
Total from distributions	Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)		Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
(0.30)	$31.11	3.95	%(b)	$25		0.70	%(c)	1.92	%(c)	0.80	%(c)	43.00	%(b)
(0.56)	$30.22	31.90%		$24		0.66%		2.13%		0.79%		99.00%
(0.46)	$23.37	16.84%		$330		0.77%		1.99%		0.90%		110.98%
(0.46)	$20.40	(9.48)%		$1		0.59%		2.09%		0.59%		125.15%
(0.20)	$22.99	37.92%		$1		0.58%		0.43%		0.63%		122.64%
(1.10)	$16.85	(8.88)%		$—	(d)	0.59%		2.19%		0.64%		167.34%

(1.69)	$14.83	(1.87	)%(b)	$517		0.87	%(c)	0.43	%(c)	1.02	%(c)	19.86	%(b)
(1.16)	$16.76	20.22%		$516		0.81%		0.70%		0.91%		39.31%
(2.80)	$15.01	13.86%		$354		0.82%		0.80%		0.93%		19.99%
(1.68)	$15.68	(17.18)%		$117		0.79%		0.40%		0.88%		29.05%
(0.08)	$20.55	43.85%		$402		0.79%		0.17%		0.97%		34.00%
(1.36)	$14.35	(5.56)%		$3,477		0.54%		(0.06)%		0.56%		28.77%

(1.83)	$18.42	(7.60	)%(b)	$79,757		0.75	%(c)	1.55	%(c)	0.81	%(c)	43.95	%(b)
(0.39)	$21.67	28.61%		$96,261		0.78%		1.69%		0.83%		74.00%
(0.27)	$17.17	13.94%		$78,727		0.79%		1.88%		0.85%		154.69%
(2.03)	$15.31	(13.29)%		$20,331		0.78%		1.14%		0.83%		70.82%
(0.14)	$19.60	65.36%		$83,819		0.75%		0.96%		0.81%		111.07%
(0.15)	$11.97	(17.63)%		$70,372		0.74%		1.11%		0.82%		119.76%

(4.70)	$25.47	(2.67	)%(b)	$25,347		0.78	%(c)	(0.04	)%(c)	0.88	%(c)	20.23	%(b)
(4.79)	$30.47	27.50%		$33,287		0.82%		(0.02)%		0.90%		41.68%
(1.99)	$28.26	18.39%		$36,906		0.82%		(0.02)%		0.91%		31.19%
(4.11)	$25.71	(18.66)%		$29,340		0.80%		(0.11)%		0.88%		28.06%
(0.48)	$35.51	37.67%		$44,452		0.78%		(0.03)%		0.87%		27.20%
(1.40)	$26.22	5.87%		$40,057		0.78%		0.38%		0.86%		17.50%

(5.66)	$22.03	(3.88	)%(b)	$88,351		0.72	%(c)	1.61	%(c)	0.82	%(c)	27.30	%(b)
(2.59)	$28.64	24.29%		$115,769		0.72%		1.68%		0.83%		41.82%
(2.18)	$25.36	12.94%		$101,228		0.72%		1.73%		0.82%		39.43%
(0.93)	$24.36	(5.54)%		$69,408		0.69%		1.65%		0.79%		31.23%
(0.35)	$26.67	34.61%		$70,388		0.68%		1.50%		0.79%		13.00%
(1.28)	$20.09	0.21%		$56,277		0.67%		2.18%		0.78%		33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Real Estate Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$40.12	0.54	(2.14)	(1.60)	(0.52)	(1.62)	(2.14)
Year Ended September 30, 2024	$32.58	0.85	9.55	10.40	(0.77)	(2.09)	(2.86)
Year Ended September 30, 2023	$35.09	0.80	(0.30)	0.50	(0.78)	(2.23)	(3.01)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	(1.41)
For the Period Ended September 30, 2020(d)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	(0.76)
Sterling Capital Small Cap Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$48.75	0.12	(2.58)	(2.46)	(0.16)	(9.14)	(9.30)
Year Ended September 30, 2024	$52.98	0.29	11.95	12.24	(0.27)	(16.20)	(16.47)
Year Ended September 30, 2023	$58.38	0.36	8.20	8.56	(0.28)	(13.68)	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	(11.65)
For the Period Ended September 30, 2020(d)	$77.13	0.49	(13.53)	(13.04)	—	—	—
Sterling Capital Short Duration Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$8.42	0.20	(0.03)	0.17	(0.21)	—	(0.21)
Year Ended September 30, 2024	$8.15	0.40	0.26	0.66	(0.39)	—	(0.39)
Year Ended September 30, 2023	$8.08	0.27	0.06	0.33	(0.26)	—	(0.26)
Year Ended September 30, 2022	$8.68	0.11	(0.51)	(0.40)	(0.20)	—	(0.20)
For the Period Ended September 30, 2021(d)	$8.78	0.08	(0.04)	0.04	(0.14)	—	(0.14)
Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$9.54	0.20	(0.20)	—	(0.20)	—	(0.20)
Year Ended September 30, 2024	$8.88	0.38	0.66	1.04	(0.38)	—	(0.38)
Year Ended September 30, 2023	$9.11	0.31	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	(0.43)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	(0.32)
Sterling Capital Long Duration Corporate Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	$7.30	0.17	(0.45)	(0.28)	(0.17)	—	(0.17)
Year Ended September 30, 2024	$6.45	0.33	0.85	1.18	(0.33)	—	(0.33)
Year Ended September 30, 2023	$6.63	0.31	(0.18)	0.13	(0.31)	—	(0.31)
For the Period Ended September 30, 2022(d)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of period	Total Return (excludes sales charge)		Net assets, End of period (000)		Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$36.38	(4.02	)%(b)	$666		0.77	%(c)	2.91	%(c)	0.86	%(c)	6.63	%(b)
$40.12	33.25%		$691		0.78%		2.43%		0.86%		4.90%
$32.58	1.01%		$918		0.80%		2.25%		0.87%		6.06%
$35.09	(18.31)%		$18		0.73%		1.06%		0.82%		12.58%
$46.33	30.67%		$16		0.62%		1.33%		0.73%		12.68%
$36.69	(9.30	)%(b)	$—	(e)	0.70	%(c)	1.47	%(c)	0.70	%(c)	19.58	%(b)

$36.99	(7.30	)%(b)	$5,555		0.91	%(c)	0.55	%(c)	1.04	%(c)	1.67	%(b)
$48.75	29.00%		$6,365		0.93%		0.64%		1.06%		2.87%
$52.98	15.45%		$6,360		0.93%		0.66%		1.05%		0.77%
$58.38	(13.84)%		$3,792		0.90%		0.50%		1.00%		5.26%
$83.72	52.98%		$3,656		0.88%		0.36%		1.02%		6.15%
$64.09	(16.91	)%(b)	$2,882		0.87	%(c)	1.17	%(c)	1.09	%(c)	8.33	%(b)

$8.38	2.01	%(b)	$13,822		0.44	%(c)	4.70	%(c)	0.54	%(c)	31.65	%(b)
$8.42	8.35%		$12,352		0.41%		4.78%		0.58%		67.85%
$8.15	4.09%		$13,222		0.36%		3.34%		0.48%		98.01%
$8.08	(4.70)%		$17,460		0.39%		1.27%		0.48%		76.98%
$8.68	0.44	%(b)	$29,565		0.40	%(c)	1.52	%(c)	0.49	%(c)	39.26	%(b)

$9.34	0.01	%(b)	$396,950		0.35	%(c)	4.39	%(c)	0.48	%(c)	37.67	%(b)
$9.54	11.95%		$391,538		0.36%		4.12%		0.50%		63.02%
$8.88	0.88%		$263,634		0.35%		3.36%		0.51%		47.80%
$9.11	(14.72)%		$230,211		0.35%		2.08%		0.48%		47.98%
$11.05	0.79%		$348,271		0.35%		1.88%		0.52%		48.80%
$11.39	7.70%		$642,344		0.35%		2.52%		0.58%		59.59%

$6.85	(3.79	)%(b)	$46,524		0.36	%(c)	5.00	%(c)	0.56	%(c)	26.38	%(b)
$7.30	18.71%		$42,074		0.36%		4.79%		0.60%		47.46%
$6.45	1.72%		$30,432		0.36%		4.46%		0.66%		26.27%
$6.63	(25.75	)%(b)	$22,553		0.36	%(c)	3.81	%(c)	0.57	%(c)	161.62	%(b)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” All Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of September 30, 2024, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond Fund’s shares. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

2. Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services- Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC ("Sterling Capital" or the "Advisor") in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Fund’s Board has designated Sterling Capital as each Fund’s “Valuation Designee” pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2025, there were no significant changes to the Funds' valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2025 is as follows:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$37,234,583	(a)	$—		$—	$37,234,583
Sterling Capital Mid Value Fund	27,587,935	(a)	—		—	27,587,935
Sterling Capital Behavioral Small Cap Value Equity Fund	91,190,122	(a)	—		—	91,190,122
Sterling Capital Special Opportunities Fund	372,961,879	(a)	—		—	372,961,879
Sterling Capital Equity Income Fund	1,426,758,283	(a)	—		—	1,426,758,283
Sterling Capital Mid Cap Relative Value Fund	32,230,139	(a)	—		—	32,230,139
Sterling Capital Real Estate Fund	69,324,016	(a)	—		—	69,324,016
Sterling Capital Small Cap Value Fund	156,130,464	(a)	—		—	156,130,464
Sterling Capital Ultra Short Bond Fund	598,901	(b)	26,673,359	(a)	—	27,272,260
Sterling Capital Short Duration Bond Fund	1,025,221	(b)	41,668,204	(a)	—	42,693,425
Sterling Capital Intermediate U.S. Government Fund	218,679	(b)	18,864,979	(a)	—	19,083,658
Sterling Capital Total Return Bond Fund	8,847,920	(b)	1,463,477,019	(a)	—	1,472,324,939
Sterling Capital Long Duration Corporate Bond Fund	489,341	(b)	46,160,218	(a)	—	46,649,559
Sterling Capital Quality Income Fund	1,217,198	(b)	150,539,608	(a)	—	151,756,806
Sterling Capital North Carolina Intermediate Tax-Free Fund	933,842	(b)	121,475,970	(a)	—	122,409,812
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,638,757	(b)	21,642,489	(a)	—	23,281,246
Sterling Capital Virginia Intermediate Tax-Free Fund	184,604	(b)	41,961,768	(a)	—	42,146,372
Sterling Capital West Virginia Intermediate Tax-Free Fund	960,060	(b)	49,797,344	(a)	—	50,757,404

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer). Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The Funds did not hold options contracts during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are "received".

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

Accounting Standards— The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021- 01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the Fund’s financial statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2025 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$15,967,364	$16,424,855
Sterling Capital Mid Value Fund	8,525,440	28,198,435
Sterling Capital Behavioral Small Cap Value Equity Fund	45,918,819	55,422,030
Sterling Capital Special Opportunities Fund	85,189,473	140,626,553
Sterling Capital Equity Income Fund	442,122,023	824,026,135
Sterling Capital Mid Cap Relative Value Fund	2,336,064	8,335,738
Sterling Capital Real Estate Fund	4,705,499	7,560,489
Sterling Capital Small Cap Value Fund	3,036,397	29,912,395
Sterling Capital Ultra Short Bond Fund	14,168,624	9,813,596
Sterling Capital Short Duration Bond Fund	9,775,419	12,346,496
Sterling Capital Intermediate U.S. Government Fund	1,014,860	2,131,350
Sterling Capital Total Return Bond Fund	251,305,975	323,739,118
Sterling Capital Long Duration Corporate Bond Fund	14,156,567	7,675,161
Sterling Capital Quality Income Fund	29,854,749	14,234,641
Sterling Capital North Carolina Intermediate Tax-Free Fund	17,223,239	17,439,648
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,324,211	6,406,050
Sterling Capital Virginia Intermediate Tax-Free Fund	4,505,900	6,875,520
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,597,029	3,843,585

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2025 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$—	$568,951
Sterling Capital Short Duration Bond Fund	4,026,213	3,851,796
Sterling Capital Intermediate U.S. Government Fund	3,000,070	835,547
Sterling Capital Total Return Bond Fund	301,715,110	221,362,844
Sterling Capital Long Duration Corporate Bond Fund	4,684,902	3,721,037
Sterling Capital Quality Income Fund	77,808,511	26,963,964

4. Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2025:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	Prior to February 1, 2025			Effective February 1, 2025
	Contractual Fee Rate	Fee Rate after Contractual Waiver		Contractual Fee Rate	Fee Rate after Contractual Waiver
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%	0.45%
Sterling Capital Mid Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.60%	0.60%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75%		0.75%	0.75%
Sterling Capital Ultra Short Bond Fund	0.20%	0.05	%(1)	0.20%	0.05	%(2)
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.13	%(3)	0.32%	0.13	%(4)
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Quality Income Fund	0.35%	0.30	%(5)	0.35%	0.30	%(6)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.05% for the period from February 1, 2024 through January 31, 2025.

(2)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.05% for the period from February 1, 2025 through January 31, 2026.

(3)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.13% for the period from February 1, 2024 through January 31, 2025.

(4)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.13% for the period from February 1, 2025 through January 31, 2026.

(5)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2024 through January 31, 2025.

(6)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2025 through January 31, 2026.

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2024 through January 31, 2025 and February 1, 2025 through January 31, 2026 are as follows:

	Effective February 1, 2025
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

	Prior to February 1, 2025
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.71%	1.46%	0.46%	0.46%
Sterling Capital Long Duration Corporate Bond Fund	0.71%	1.46%	0.46%	0.46%

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2025 through January 31, 2026:

Effective February 1, 2025
Sterling Capital Behavioral Large Cap Value Equity Fund	0.13%
Sterling Capital Mid Value Fund	0.13%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.11%
Sterling Capital Equity Income Fund	0.12%
Sterling Capital Real Estate Fund	0.11%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.11%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.07%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2024 through January 31, 2025:

Prior to February 1, 2025
Sterling Capital Behavioral Large Cap Value Equity Fund	0.08%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.07%
Sterling Capital Special Opportunities Fund	0.10%
Sterling Capital Equity Income Fund	0.11%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.10%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.10%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. For the period September 30, 2024 through March 31, 2025, the Funds paid their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.091% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” For the period September 30, 2024 through March 31, 2025, pursuant to a sub-administration agreement with Sterling Capital, Ultimus Fund Solutions (“the Sub-Administrator”), served as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, Ultimus Fund Solutions is entitled to a fee payable by Sterling Capital. Ultimus Fund Solutions also served as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

For the period September 30, 2024 to March 31, 2025, Ultimus Fund Solutions, LLC served as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees".

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, March 31, 2025, the Distributor received $31,237 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2025 were $49,705.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

5. Capital Transactions:

Transactions in Class A, Class C, Institutional and Class R6 Shares were:

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares
Issued	$28,934	891,172	$15,421	424,065
Reinvested	8,575	258,516	17,870	499,769
Redeemed	(67,314)	(2,061,257)	(121,903)	(3,202,335)
Total	(29,805)	(911,569)	(88,612)	(2,278,501)
Sterling Capital Behavioral Large Cap Value Equity Fund
Class C Shares
Issued	58	1,704	142	3,600
Reinvested	59	1,713	126	3,400
Redeemed	(98)	(2,897)	(260)	(6,706)
Total	19	520	8	294
Sterling Capital Behavioral Large Cap Value Equity Fund
Class Institutional Shares
Issued	15,779	486,855	27,065	748,006
Reinvested	606	18,424	926	26,148
Redeemed	(8,001)	(244,473)	(16,893)	(440,576)
Total	8,384	260,806	11,098	333,578
Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6 Shares
Issued	16	526	—	—
Reinvested	8	236	150	4,152
Redeemed	—	—	(13,489)	(372,774)
Total	24	762	(13,339)	(368,622)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Mid Value Fund
Class A Shares
Issued	$12,173	189,359	$164,058	2,770,160
Reinvested	126,679	1,891,357	84,142	1,227,629
Redeemed	(102,937)	(1,549,064)	(213,639)	(3,246,717)
Total	35,915	531,652	34,561	751,072
Sterling Capital Mid Value Fund
Class C Shares
Issued	512	5,650	15,763	6,961
Reinvested	3,060	33,908	3,007	33,683
Redeemed	(6,693)	(80,333)	(23,866)	(275,223)
Total	(3,121)	(40,775)	(5,096)	(234,579)
Sterling Capital Mid Value Fund
Class Institutional Shares
Issued	18,922	302,116	112,113	1,261,230
Reinvested	163,144	2,534,582	129,286	1,957,960
Redeemed	(1,265,682)	(19,181,932)	(401,571)	(6,205,524)
Total	(1,083,616)	(16,345,234)	(160,172)	(2,986,334)
Sterling Capital Mid Value Fund
Class R6 Shares
Issued	18,054	301,270	5,721	94,941
Reinvested	4,687	72,983	1,447	21,986
Redeemed	(18,694)	(287,181)	—	—
Total	4,047	87,072	7,168	116,927

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares
Issued	$3,290	66,241	$12,858	252,829
Reinvested	25,579	533,568	5,467	110,500
Redeemed	(20,205)	(403,598)	(46,824)	(912,593)
Total	8,664	196,211	(28,499)	(549,264)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class C Shares
Issued	192	4,000	1,006	18,481
Reinvested	248	4,848	41	788
Redeemed	(240)	(4,424)	(253)	(4,520)
Total	200	4,424	794	14,749
Sterling Capital Behavioral Small Cap Value Equity Fund
Class Institutional Shares
Issued	42,865	873,017	7,449	139,644
Reinvested	24,240	511,587	5,592	114,208
Redeemed	(45,407)	(924,346)	(61,184)	(1,194,490)
Total	21,698	460,258	(48,143)	(940,638)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6 Shares
Issued	—	—	—	—
Reinvested	386,469	8,170,703	82,894	1,699,465
Redeemed	(500,000)	(10,000,000)	(225,734)	(3,972,912)
Total	(113,531)	(1,829,297)	(142,840)	(2,273,447)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Special Opportunities Fund
Class A Shares
Issued	$174,995	4,535,663	$470,234	11,973,464
Reinvested	1,822,473	46,381,944	1,923,756	45,843,115
Redeemed	(1,025,754)	(26,316,895)	(2,068,763)	(52,692,206)
Total	971,714	24,600,712	325,227	5,124,373
Sterling Capital Special Opportunities Fund
Class C Shares
Issued	34,453	538,560	76,734	1,343,322
Reinvested	264,114	4,083,208	324,379	5,206,279
Redeemed	(209,357)	(3,243,569)	(677,092)	(11,663,345)
Total	89,210	1,378,199	(275,979)	(5,113,744)
Sterling Capital Special Opportunities Fund
Class Institutional Shares
Issued	153,499	4,501,681	272,505	7,577,946
Reinvested	394,120	11,271,844	504,040	13,231,044
Redeemed	(684,238)	(19,791,758)	(2,655,787)	(76,729,659)
Total	(136,619)	(4,018,233)	(1,879,242)	(55,920,669)
Sterling Capital Special Opportunities Fund
Class R6 Shares
Issued	80,996	2,320,773	211,837	5,834,420
Reinvested	46,201	1,321,802	57,296	1,502,885
Redeemed	(224,533)	(6,353,719)	(482,628)	(13,522,546)
Total	(97,336)	(2,711,144)	(213,495)	(6,185,241)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Equity Income Fund
Class A Shares
Issued	$402,291	9,799,743	$745,158	19,829,713
Reinvested	3,522,954	79,955,488	1,413,518	36,614,050
Redeemed	(2,235,443)	(52,849,719)	(2,428,255)	(64,825,268)
Total	1,689,802	36,905,512	(269,579)	(8,381,505)
Sterling Capital Equity Income Fund
Class C Shares
Issued	185,434	4,553,272	389,837	10,334,003
Reinvested	635,948	14,216,633	224,467	5,718,914
Redeemed	(470,965)	(10,654,046)	(625,901)	(16,466,056)
Total	350,417	8,115,859	(11,597)	(413,139)
Sterling Capital Equity Income Fund
Class Institutional Shares
Issued	2,468,970	60,412,189	6,098,512	163,562,254
Reinvested	8,246,585	188,187,656	3,798,065	98,915,203
Redeemed	(14,052,238)	(342,734,744)	(17,738,953)	(473,293,726)
Total	(3,336,683)	(94,134,899)	(7,842,376)	(210,816,269)
Sterling Capital Equity Income Fund
Class R6 Shares
Issued	814,277	18,778,473	1,391,307	37,355,864
Reinvested	348,072	7,955,390	155,924	4,064,202
Redeemed	(1,194,090)	(29,941,876)	(1,496,540)	(40,126,615)
Total	(31,741)	(3,208,013)	50,691	1,293,451

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Mid Cap Relative Value Fund
Class A Shares
Issued	$87	6,191	$200	12,603
Reinvested	280	16,980	687	40,550
Redeemed	(800)	(46,354)	(4,491)	(274,029)
Total	(433)	(23,183)	(3,604)	(220,876)
Sterling Capital Mid Cap Relative Value Fund
Class C Shares
Issued	$—	—	$—	—
Reinvested	9	533	7	399
Redeemed	20	1,300	(20)	(1,253)
Total	29	1,833	(13)	(854)
Sterling Capital Mid Cap Relative Value Fund
Class Institutional Shares
Issued	377	22,999	809	51,412
Reinvested	81,202	4,959,502	81,925	4,882,970
Redeemed	(102,305)	(6,034,144)	(189,450)	(11,924,348)
Total	(20,726)	(1,051,643)	(106,716)	(6,989,966)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Real Estate Fund
Class A Shares
Issued	$36	1,140	$851	31,089
Reinvested	784	28,810	1,101	38,781
Redeemed	(3,343)	(119,669)	(3,091)	(99,720)
Total	(2,523)	(89,719)	(1,139)	(29,850)
Sterling Capital Real Estate Fund
Class C Shares
Issued	$—	—	$—	—
Reinvested	118	4,275	229	7,917
Redeemed	(217)	(8,149)	(1,358)	(47,258)
Total	(99)	(3,874)	(1,129)	(39,341)
Sterling Capital Real Estate Fund
Class Institutional Shares
Issued	34,278	1,252,449	119,401	4,186,096
Reinvested	99,179	3,656,385	135,474	4,791,707
Redeemed	(108,392)	(3,992,358)	(326,345)	(11,407,444)
Total	25,065	916,476	(71,470)	(2,429,641)
Sterling Capital Real Estate Fund
Class R6 Shares
Issued	2,056	74,640	6,164	214,458
Reinvested	46	1,714	38	1,366
Redeemed	(1,011)	(39,167)	(17,161)	(609,927)
Total	1,091	37,187	(10,959)	(394,103)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Small Cap Value Fund
Class A Shares
Issued	$125,118	5,677,119	$19,961	891,085
Reinvested	27,556	1,129,592	20,057	808,577
Redeemed	(155,169)	(6,263,406)	(22,189)	(984,329)
Total	(2,495)	543,305	17,829	715,333
Sterling Capital Small Cap Value Fund
Class C Shares
Issued	11,365	368,372	5,996	224,700
Reinvested	3,391	118,532	3,800	135,236
Redeemed	(2,202)	(79,365)	(6,050)	(239,963)
Total	12,554	407,539	3,746	119,973
Sterling Capital Small Cap Value Fund
Class Institutional Shares
Issued	140,065	6,235,835	544,768	25,674,510
Reinvested	790,661	33,094,387	1,828,329	75,021,566
Redeemed	(788,379)	(33,815,151)	(3,465,641)	(155,345,024)
Total	142,347	5,515,071	(1,092,544)	(54,648,948)
Sterling Capital Small Cap Value Fund
Class R6 Shares
Issued	16,165	660,851	21,565	943,491
Reinvested	16,426	691,560	25,036	1,032,698
Redeemed	(12,982)	(553,507)	(36,074)	(1,749,432)
Total	19,6109	798,904	10,527	226,757

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Ultra Short Bond Fund
Class A Shares
Issued	$112,478	1,106,085	$949,777	9,267,109
Reinvested	9,099	89,449	22,567	220,025
Redeemed	(145,602)	(1,431,538)	(1,046,050)	(10,205,198)
Total	(24,025)	(236,004)	(73,706)	(718,064)
Sterling Capital Ultra Short Bond Fund
Class Institutional Shares
Issued	145,590	1,432,696	290,199	2,822,671
Reinvested	47,190	464,096	105,280	1,026,733
Redeemed	(277,671)	(2,731,746)	(483,843)	(4,716,854)
Total	(84,891)	(834,954)	(88,364)	(867,450)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Short Duration Bond Fund
Class A Shares
Issued	$79,440	664,116	$47,555	393,338
Reinvested	7,761	64,907	14,112	116,931
Redeemed	(31,943)	(267,469)	(93,814)	(774,096)
Total	55,258	461,554	(32,147)	(263,827)
Sterling Capital Short Duration Bond Fund
Class C Shares
Issued	161	1,341	—	—
Reinvested	102	856	438	3,619
Redeemed	(685)	(5,723)	(29,305)	(240,816)
Total	(422)	(3,526)	(28,867)	(237,197)
Sterling Capital Short Duration Bond Fund
Class Institutional Shares
Issued	135,733	1,134,447	904,663	7,480,301
Reinvested	66,662	557,355	213,217	1,762,465
Redeemed	(775,894)	(6,488,050)	(8,249,355)	(68,002,031)
Total	(573,499)	(4,796,248)	(7,131,475)	(58,759,265)
Sterling Capital Short Duration Bond Fund
Class R6 Shares
Issued	280,497	2,338,944	164,782	1,352,916
Reinvested	2,377	19,895	4,130	34,212
Redeemed	(99,928)	(837,087)	(326,021)	(2,692,226)
Total	182,946	1,521,752	(157,109)	(1,305,098)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Intermediate U.S. Government Fund
Class A Shares
Issued	$563	4,873	$27,266	235,981
Reinvested	3,513	30,448	8,567	73,476
Redeemed	(10,956)	(94,481)	(58,654)	(503,199)
Total	(6,880)	(59,160)	(22,821)	(193,742)
Sterling Capital Intermediate U.S. Government Fund
Class C Shares
Issued	—	—	513	4,443
Reinvested	105	906	284	2,433
Redeemed	(167)	(1,437)	(5,551)	(47,080)
Total	(62)	(531)	(4,754)	(40,204)
Sterling Capital Intermediate U.S. Government Fund
Class Institutional Shares
Issued	117,222	1,004,081	218,735	1,903,995
Reinvested	27,468	238,289	58,369	501,026
Redeemed	(55,504)	(484,786)	(173,988)	(1,529,425)
Total	89,186	757,584	103,116	875,596

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Total Return Bond Fund
Class A Shares
Issued	$684,999	6,353,609	$1,406,165	12,904,126
Reinvested	107,186	995,928	197,895	1,822,054
Redeemed	(1,166,499)	(10,874,315)	(1,222,184)	(11,165,579)
Total	(374,314)	(3,524,778)	381,876	3,560,601
Sterling Capital Total Return Bond Fund
Class C Shares
Issued	15,682	146,215	103,040	942,640
Reinvested	4,314	40,143	9,003	82,932
Redeemed	(34,646)	(321,424)	(152,457)	(1,397,760)
Total	(14,650)	(135,066)	(40,414)	(372,188)
Sterling Capital Total Return Bond Fund
Class Institutional Shares
Issued	12,973,075	119,951,824	63,282,271	571,300,698
Reinvested	1,728,366	16,066,222	3,269,118	30,127,041
Redeemed	(16,815,374)	(156,366,093)	(33,146,414)	(303,941,509)
Total	(2,113,933)	(20,348,047)	33,404,975	297,486,230
Sterling Capital Total Return Bond Fund
Class R6 Shares
Issued	5,153,909	47,615,710	20,352,157	185,002,179
Reinvested	817,910	7,602,810	1,482,912	13,668,046
Redeemed	(4,480,945)	(41,574,106)	(10,516,188)	(97,198,661)
Total	1,490,874	13,644,414	11,318,881	101,471,564

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares
Issued	$—	—	$6,514	47,688
Reinvested	920	6,369	2,055	14,220
Redeemed	(12,158)	(81,297)	(692)	(4,548)
Total	(11,238)	(74,928)	7,877	57,360
Sterling Capital Long Duration Corporate Bond Fund
Class C Shares
Issued	$—	—	$—	—
Reinvested	289	2,059	13	92
Redeemed	—	—	(280)	(2,001)
Total	289	2,059	(267)	(1,909)
Sterling Capital Long Duration Corporate Bond Fund
Class Institutional Shares
Issued	17,088	116,217	11,356	70,000
Reinvested	653	4,565	3,521	24,317
Redeemed	(62,310)	(431,274)	(16,426)	(116,976)
Total	(44,569)	(310,492)	(1,549)	(22,659)
Sterling Capital Long Duration Corporate Bond Fund
Class R6 Shares
Issued	1,278,595	9,120,042	2,127,781	14,681,187
Reinvested	159,355	1,100,854	266,961	1,845,856
Redeemed	(415,867)	(2,931,221)	(1,346,231)	(9,415,704)
Total	1,022,083	7,289,675	1,048,511	7,111,339

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Quality Income Fund
Class A Shares
Issued	$12,601	111,403	$298	2,711
Reinvested	129	1,161	107	947
Redeemed	(3,450)	(30,870)	(677)	(6,030)
Total	9,280	81,694	(272)	(2,372)
Sterling Capital Quality Income Fund
Class C Shares
Issued	—	—	—	—
Reinvested	4,243	38,316	8	69
Redeemed	—	—	(285)	(2,593)
Total	4,243	38,316	(277)	(2,524)
Sterling Capital Quality Income Fund
Class Institutional Shares
Issued	10,621,235	95,502,253	1,364,755	12,067,289
Reinvested	250,066	2,244,687	170,938	1,514,853
Redeemed	(3,596,900)	(32,230,286)	(2,247,173)	(19,913,684)
Total	7,274,401	65,516,654	(711,480)	(6,331,542)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$53,858	540,924	$47,468	481,791
Reinvested	20,405	205,377	40,198	406,019
Redeemed	(167,465)	(1,686,627)	(321,363)	(3,238,027)
Total	(93,202)	(940,326)	(233,697)	(2,350,217)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	4,956	50,000	937	9,160
Reinvested	618	6,214	1,397	14,093
Redeemed	(2,533)	(25,579)	(26,951)	(272,546)
Total	3,041	30,635	(24,617)	(249,293)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Institutional Shares
Issued	1,471,202	14,828,924	3,187,460	32,157,337
Reinvested	74,119	745,886	149,106	1,505,563
Redeemed	(1,633,759)	(16,442,298)	(4,251,724)	(42,629,788)
Total	(88,438)	(867,488)	(915,158)	(8,966,888)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$2,260	23,707	$19,675	206,889
Reinvested	5,650	59,173	12,305	129,240
Redeemed	(155,733)	(1,630,177)	(111,499)	(1,169,670)
Total	(147,823)	(1,547,297)	(79,519)	(833,541)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	—	—	2,237	23,440
Reinvested	66	686	361	3,786
Redeemed	(2,285)	(24,302)	(19,542)	(204,232)
Total	(2,219)	(23,616)	(16,944)	(177,006)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Institutional Shares
Issued	294,837	3,066,101	351,516	3,682,117
Reinvested	18,881	196,362	38,404	400,436
Redeemed	(724,986)	(7,551,715)	(1,010,017)	(10,438,682)
Total	(411,268)	(4,289,252)	(620,097)	(6,356,129)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$140	1,538	$9,197	102,797
Reinvested	8,551	94,266	17,364	192,056
Redeemed	(39,755)	(438,924)	(203,878)	(2,249,417)
Total	(31,064)	(343,120)	(177,317)	(1,954,564)
Sterling Capital Virginia Intermediate Tax-Free Fund
Class C Shares
Issued	—	—	—	—
Reinvested	4	43	7	83
Redeemed	—	—	—	—
Total	4	43	7	83
Sterling Capital Virginia Intermediate Tax-Free Fund
Class Institutional Shares
Issued	399,318	4,402,497	313,074	3,478,545
Reinvested	5,433	59,880	10,959	121,226
Redeemed	(534,160)	(5,879,841)	(1,913,663)	(20,977,050)
Total	(129,409)	(1,417,464)	(1,589,630)	(17,377,279)

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$8,267	77,820	$1,016,507	9,554,498
Reinvested	24,908	234,887	44,543	420,513
Redeemed	(98,039)	(923,281)	(1,211,559)	(11,414,326)
Total	(64,864)	(610,574)	(150,509)	(1,439,315)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C Shares
Issued	—	—	—	—
Reinvested	2	17	3	35
Redeemed	—	—	—	—
Total	2	17	3	35
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Institutional Shares
Issued	159,025	1,502,418	565,024	5,264,564
Reinvested	8,141	76,853	20,650	194,962
Redeemed	(412,510)	(3,891,549)	(3,363,585)	(31,810,643)
Total	(245,344)	(2,312,278)	(2,777,911)	(26,351,117)

6. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7. Focused Investment Risk:

Focused Investment Risk relates to investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

8. Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 25, 2026. During the period ended March 31, 2025, each of the following Funds utilized its line of credit:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Mid Value Fund	5.63%	$214,250	2	$133	$537,000
Sterling Capital Special Opportunities Fund	5.75%	3,502,500	1	1,119	7,005,000
Sterling Capital Equity Income Fund	5.75%	21,174,000	1	6,764	42,348,000
Sterling Capital Small Cap Value Fund	5.75%	1,157,000	1	370	2,314,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

9. Fund Ownership:

As of March 31, 2025, certain third-parties and their affiliates possessed, on behalf of their underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 87% of the Behavioral Small Cap Value Equity Fund, 47% of the Ultra Short Bond Fund and 78% of the Intermediate U.S. Government Fund. As a result, such entities may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

10. Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2024, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$11,748,272	$—
Sterling Capital Mid Value Fund	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—
Sterling Capital Special Opportunities Fund	—	—
Sterling Capital Equity Income Fund	—	—
Sterling Capital Mid Cap Relative Value Fund	—	—
Sterling Capital Real Estate Fund	—	—
Sterling Capital Small Cap Value Fund	—	—
Sterling Capital Ultra Short Bond Fund	76,951	1,213,579
Sterling Capital Short Duration Bond Fund	1,852,096	11,169,529

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Intermediate U.S. Government Fund	$362,750	$1,195,484
Sterling Capital Total Return Bond Fund	18,301,774	95,856,814
Sterling Capital Long Duration Corporate Bond Fund	1,226,623	3,101,830
Sterling Capital Quality Income Fund	1,846,436	2,457,666
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,139,298	3,356,017
Sterling Capital South Carolina Intermediate Tax-Free Fund	214,651	1,435,616
Sterling Capital Virginia Intermediate Tax-Free Fund	856,260	1,763,281
Sterling Capital West Virginia Intermediate Tax-Free Fund	259,848	2,731,114

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 was as follows:

	Distributions paid from
	Ordinary income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$575,370	$—	$575,370	$—	$575,370
Sterling Capital Mid Value Fund	710,032	2,705,963	3,415,995	—	3,415,995
Sterling Capital Behavioral Small Cap Value Equity Fund	1,932,831	—	1,932,831	—	1,932,831
Sterling Capital Special Opportunities Fund	—	74,941,805	74,941,805	—	74,941,805
Sterling Capital Equity Income Fund	31,980,988	148,289,810	180,270,798	—	180,270,798
Sterling Capital Behavioral International Equity Fund	6,071,281	—	6,071,281	—	6,071,281
Sterling Capital Mid Cap Relative Value Fund	397,363	4,747,295	5,144,658	—	5,144,658
Sterling Capital Real Estate Fund	1,326,500	4,009,190	5,335,690	—	5,335,690
Sterling Capital Small Cap Value Fund	1,414,792	78,692,724	80,107,516	—	80,107,516
Sterling Capital Ultra Short Bond Fund	1,429,031	—	1,429,031	—	1,429,031
Sterling Capital Short Duration Bond Fund	2,917,911	—	2,917,911	—	2,917,911
Sterling Capital Intermediate U.S. Government Fund	590,430	—	590,430	—	590,430
Sterling Capital Total Return Bond Fund	57,055,580	—	57,055,580	—	53,055,580
Sterling Capital Long Duration Corporate Bond Fund	1,885,726	—	1,885,726	—	1,885,726
Sterling Capital Quality Income Fund	3,067,259	—	3,067,259	—	3,067,259
Sterling Capital North Carolina Intermediate Tax-Free Fund	102,548	—	102,548	3,092,595	3,195,143
Sterling Capital South Carolina Intermediate Tax-Free Fund	34,441	—	34,441	782,081	816,522
Sterling Capital Virginia Intermediate Tax-Free Fund	39,472	—	39,472	1,194,827	1,234,299
Sterling Capital West Virginia Intermediate Tax-Free Fund	52,473	—	52,473	1,865,093	1,917,566
*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

As of September 30, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$2,340	$—	$2,340	$—	$(11,748,272)	$6,895,892	$(4,850,040)
Sterling Capital Mid Value Fund	397,210	3,750,920	4,148,130	—	—	11,954,957	16,103,087
Sterling Capital Behavioral Small Cap Value Equity Fund	1,979,157	6,829,404	8,808,561	—	—	22,304,756	31,113,317
Sterling Capital Special Opportunities Fund	—	65,977,970	65,977,970	—	(1,149,906)	179,906,605	244,734,669
Sterling Capital Equity Income Fund	17,209,218	270,257,219	287,466,437	—	—	615,573,253	903,039,690
Sterling Capital Mid Cap Relative Value Fund	213,849	4,267,385	4,481,234	—	—	22,821,997	27,303,231
Sterling Capital Real Estate Fund	617,725	2,671,626	3,289,351	—	—	34,928,598	38,217,949
Sterling Capital Small Cap Value Fund	750,808	34,752,883	35,503,691	—	—	140,407,791	175,911,482
Sterling Capital Ultra Short Bond Fund	4,499	—	4,499	(6,219)	(1,290,531)	173,904	(1,118,346)
Sterling Capital Short Duration Bond Fund	206,224	—	206,224	(71,562)	(13,021,625)	750,840	(12,136,123)
Sterling Capital Intermediate U.S. Government Fund	62,831	—	62,831	(781)	(1,558,234)	(1,185,449)	(2,681,633)
Sterling Capital Total Return Bond Fund	2,205,380	—	2,205,380	(951,856)	(114,158,588)	(10,631,394)	(123,536,458)
Sterling Capital Long Duration Corporate Bond Fund	11,935	—	11,935	(57)	(4,328,453)	(1,247,152)	(5,563,727)
Sterling Capital Quality Income Fund	125,778	—	125,778	(123,845)	(4,304,102)	(3,320,559)	(7,622,728)
Sterling Capital North Carolina Intermediate Tax-Free Fund	221,874	—	221,874	(107,415)	(6,495,315)	1,500,767	(4,880,089)
Sterling Capital South Carolina Intermediate Tax-Free Fund	48,296	—	48,296	(19,647)	(1,650,267)	419,637	(1,201,981)
Sterling Capital Virginia Intermediate Tax-Free Fund	129,163	—	129,163	(65,347)	(2,619,541)	672,658	(1,883,067)
Sterling Capital West Virginia Intermediate Tax-Free Fund	152,121	—	152,121	(69,541)	(2,990,962)	327,925	(2,580,457)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, Passive Foreign Investment Companies, the deferral of market discount and premium until time of sale, and real estate investment trust adjustments.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$31,516,949	$6,381,537	$(663,903)	$5,717,634

Sterling Capital Mid Value Fund	19,898,056	8,813,542	(1,123,663)	7,689,879

Sterling Capital Behavioral Small Cap Value Equity Fund	83,611,510	12,773,640	(5,195,028)	7,578,612

Sterling Capital Special Opportunities Fund	235,497,049	141,702,809	(4,237,979)	137,464,830

Sterling Capital Equity Income Fund	1,031,291,998	405,955,486	(10,489,201)	395,466,285

Sterling Capital Mid Cap Relative Value Fund	16,107,109	16,370,570	(247,540)	16,123,030

Sterling Capital Real Estate Fund	40,802,676	29,404,640	(883,300)	28,521,340

Sterling Capital Small Cap Value Fund	49,846,616	107,356,082	(1,072,234)	106,283,848

Sterling Capital Ultra Short Bond Fund	27,142,588	136,848	(7,176)	129,672

Sterling Capital Short Duration Bond Fund	42,440,859	375,706	(123,140)	252,566

Sterling Capital Intermediate U.S. Government Fund	19,865,129	140,523	(921,994)	(781,471)

Sterling Capital Total Return Bond Fund	1,492,477,330	16,585,417	(36,737,808)	(20,152,391)

Sterling Capital Long Duration Corporate Bond Fund	50,060,229	159,111	(3,569,781)	(3,410,670)

Sterling Capital Quality Income Fund	155,717,814	620,415	(4,581,423)	(3,961,008)

Sterling Capital North Carolina Intermediate Tax-Free Fund	123,732,154	329,221	(1,651,563)	(1,322,342)

Sterling Capital South Carolina Intermediate Tax-Free Fund	23,434,046	81,981	(234,781)	(152,800)

Sterling Capital Virginia Intermediate Tax-Free Fund	42,595,015	124,378	(573,021)	(448,643)

Sterling Capital West Virginia Intermediate Tax-Free Fund	51,471,630	27,919	(742,145)	(714,226)

11. Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events other than those noted below that require recognition or disclosure in the financial statements.

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

STERLING CAPITAL FUNDS

OTHER INFORMATION

March 31, 2025 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2024 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2026. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance, and conducted site visits to the Adviser’s offices in Charlotte. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

STERLING CAPITAL FUNDS

OTHER INFORMATION (Continued)

March 31, 2025 (Unaudited)

Nature, Extent, and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees also considered the acquisition of the Adviser by Guardian Capital Group Limited (“Guardian”) in July 2024, and the assurances provided by representatives of Sterling Capital and Guardian that Sterling Capital would continue to operate as a standalone entity following the acquisition and would continue to be led by its current team of management and senior professionals, providing continuity and stability for the Funds. These representatives also confirmed Guardian’s commitment to the continued growth and success of Sterling Capital and the Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate from time to time for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were both infrequent and effected in accordance with board approved procedures.

STERLING CAPITAL FUNDS

OTHER INFORMATION (Continued)

March 31, 2025 (Unaudited)

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2024 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2025 to January 31, 2026 for Sterling Capital Quality Income Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Bond Fund as part of the 2024 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2025 to January 31, 2026 for each share class for Sterling Capital Total Return Bond Fund and Sterling Capital Long Duration Corporate Bond Fund, and to waive and/or reimburse certain expenses with respect to Class R6 shares of certain Funds. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the last several contract review processes. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Value Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. As part of the 2024 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Special Opportunities Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

STERLING
CAPITAL FUNDS

PULSUS UT LIBERA™

SC Funds 03.31.2025 | ©Sterling Capital Funds 2025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STERLING CAPITAL FUNDS

Date:	5/28/2025
/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	5/28/2025
/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Date:	5/28/2025
/s/ Todd M. Miller
Todd M. Miller, Treasurer
(Principal Financial Officer)